As filed with the Securities and Exchange Commission on October 31, 1996.

                      1933 Act: Registration No. 33-11025
                      1940 Act: Registration No. 811-5259

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [  X  ]
                                                               -----

                  Pre-Effective Amendment No.                 [     ]

                  Post-Effective Amendment No. 34             [     ]

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940       [  X  ]
                                                               -----

                  Amendment No.  31


                         PAINEWEBBER INVESTMENT SERIES
               (Exact name of registrant as specified in charter)

                          1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                            New York, New York 10019
                    (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, Esq.
                           Kirkpatrick & Lockhart LLP
                                  Second Floor
                        1800 Massachusetts Avenue, N.W.
                          Washington, D.C. 20036-1800
                           Telephone: (202) 778-9000

             It is proposed that this filing will become effective:


[   ] Immediately upon filing pursuant to Rule 485(b)
[ X ] On October 31, 1996 pursuant to Rule 485(b)
[   ] 60 days after filing pursuant to Rule 485(a)(i)
[   ] On ___________ pursuant to Rule 485(a)(i) [  ] 75 days after filing pursuant to Rule


      485(a)(ii)
[   ] On ___________ pursuant to Rule 485(a)(ii)

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on December 28, 1995.

                         PaineWebber Investment Series
                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

         Cover Sheet

         Contents of Registration Statement

         Cross Reference Sheets

Class A, B, and C shares of:

PaineWebber Global Income Fund

         Part A - Prospectus

         Part B - Statement of Additional Information

PaineWebber Global Income Fund - Class Y shares

         Part A - Prospectus

         Part B - Statement of Additional Information


Part C - Other Information

Signature Page

Exhibits

                         PaineWebber Investment Series

                          Class A, B, and C Shares of:


            PaineWebber Global Income Fund - Class A, B and C Shares

                        Form N-1A Cross Reference Sheet



Part A Item No.
  and Caption                                         Prospectus Caption
---------------                                       ------------------

1.  Cover Page..............                          Cover Page

2.  Synopsis................                          Expense Table

3.  Condensed Financial
    Information.............                          Financial Highlights; Performance

4.  General Description of
    Registrant..............                          The Funds at a Glance; Investment
                                                      Objective and Policies; Investment
                                                      Philosophy and Process; The Funds'
                                                      Investments; General Information

5.  Management of the Fund..                          Management; General Information

6.  Capital Stock and
    Other Securities........                          Cover Page; Flexible Pricing; Dividends
                                                      & Taxes; General Information

7.  Purchase of Securities
    Being Offered...........                          Flexible Pricing; How to Buy Shares;
                                                      Other Services: Determining the Shares'
                                                      Net Asset Value

8.  Redemption or
    Repurchase..............                          How to Sell Shares; Other
                                                      Services

9.Pending Legal
Proceedings.............                              Not Applicable



Part B Item No.                                       Statement of Additional
  and Caption                                         Information Caption
----------------                                      ------------------------

10. Cover page..............                           Cover Page

11. Table of Contents.......                           Table of Contents

12. General Information
    and History.............                           Other Information

13. Investment Objective and
    Policies................                           Investment Policies and Restrictions;
                                                       Hedging and Related Income Strategies;
                                                       Portfolio Transactions

14. Management of the Fund..                           Trustees and Officers

15. Control Persons and
    Principal Holders of
    Securities..............                           Trustees and Officers

16. Investment Advisory and
    Other Services..........                           Investment Advisory and Distribution
                                                       Arrangements; Other Information

17. Brokerage Allocation....                           Portfolio Transactions

18. Capital Stock and Other
    Securities..............                           Conversion of Class B Shares;
                                                       Other Information

19. Purchase, Redemption                               Reduced Sales Charges, Additional
    and Pricing of Securi-                             Exchange and Redemption Information
    ties Being Offered......                           and Other Services; Valuation of
                                                       Shares

20. Tax Status..............                           Taxes

21. Underwriters............                           Investment Advisory and Distribution
                                                       Arrangements

22. Calculation of Performance
    Data......................                         Performance Information

23. Financial Statements....                           Financial Statements









                         PaineWebber Investment Series

                PaineWebber Global Income Fund - Class Y Shares

                        Form N-1A Cross Reference Sheet



Part A Item No.
  and Caption                                         Prospectus Caption
----------------                                      ------------------

1.  Cover Page..............                          Cover Page

2.  Synopsis................                          Expense Table

3.  Condensed Financial
    Information.............                          Financial Highlights; Performance

4.  General Description of
    Registrant..............                          The Funds at a Glance; Investment
                                                      Objective and Policies; Investment
                                                      Philosophy and Process; The Funds'
                                                      Investments; General Information

5.  Management of the Fund..                          Management; General Information

6.  Capital Stock and
    Other Securities........                          Cover Page; Dividends & Taxes; General
                                                      Information

7.  Purchase of Securities
    Being Offered...........                          How to Buy Shares; Determining the
                                                      Shares Net Asset Value

8.  Redemption or
    Repurchase..............                          How to Sell Shares; Other Services

9.  Pending Legal
    Proceedings.............                          Not Applicable




Part B Item No.                                       Statement of Additional
  and Caption                                         Information Caption
-----------------                                     --------------------------
10. Cover Page.............                           Cover Page

11. Table of Contents......                           Table of Contents

12. General Information
    and History.............                          Other Information

13. Investment Objective and
    Policies................                          Investment Policies and Restrictions;
                                                      Hedging and Related Income
                                                      Strategies; Portfolio Transactions

14. Management of the Fund..                          Trustees and Officers

15. Control Persons and
    Principal Holders of
    Securities..............                          Trustees and Officers

16. Investment Advisory and
    Other Services..........                          Investment Advisory and Distribution
                                                      Arrangements; Other Information

17. Brokerage Allocation....                          Portfolio Transactions

18. Capital Stock and Other
    Securities..............                          Other Information

19. Purchase, Redemption
    and Pricing of Securi-
    ties Being Offered......                          Valuation of Shares

20. Tax Status..............                          Taxes

21. Underwriters............                          Investment Advisory and Distribution
                                                      Arrangements

22. Calculation of Performance
    Data........                                      Performance Information

23. Financial Statements....                          Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                         ------------------------------

                    PAINEWEBBER EMERGING MARKETS EQUITY FUND
                         PAINEWEBBER GLOBAL EQUITY FUND
                         PAINEWEBBER GLOBAL INCOME FUND

             1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                         PROSPECTUS -- OCTOBER 31, 1996


   PaineWebber Global Funds are designed for investors generally seeking long-term growth by investing mainly in foreign stocks or high current income by investing mainly in global debt instruments. PaineWebber Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in newly industrializing countries. PaineWebber Global Equity Fund seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. PaineWebber Global Income Fund seeks high current income and, secondarily, capital appreciation by investing primarily in high quality foreign and U.S. bonds.


   This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read it carefully and retain a copy of this Prospectus for future reference.

   A Statement of Additional Information dated October 31, 1996 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

   THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

        The PaineWebber Family of Mutual Funds consists of six broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. Emerging Markets Equity Fund, Global Equity Fund and Global Income Fund are all in the GLOBAL category.


/ / MONEY MARKET FUND for income and stability by          / / ASSET ALLOCATION FUNDS for long-term growth and
    investing in high-quality, short-term investments.         income by investing in stocks and bonds.

/ / BOND FUNDS for income by investing mainly in bonds.    / / STOCK FUNDS for long-term growth by investing mainly
                                                               in stocks.

/ / TAX-FREE BOND FUNDS for income exempt from federal     / / GLOBAL FUNDS for long-term growth by investing mainly
    income taxes and, in some cases, state and local           in foreign stocks or high current income by investing
    income taxes, by investing in municipal bonds.             mainly in global debt instruments.



   A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.

   NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             ---------------------
                               Prospectus Page 1

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                           PAGE
                                           ----

The Funds at a Glance...................     3

Expense Table...........................     5

Financial Highlights....................     8

Investment Objectives & Policies........    14

Investment Philosophy & Process.........    15

Performance.............................    17

The Funds' Investments..................    20

Flexible Pricing(Service Mark)..........    24

How to Buy Shares.......................    27

How to Sell Shares......................    29

Other Services..........................    29

Management..............................    30

Determining the Shares' Net Asset
  Value.................................    32

Dividends & Taxes.......................    33

General Information.....................    34

                              --------------------
                               Prospectus Page 2

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                             THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete or balanced investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

EMERGING MARKETS EQUITY FUND


GOAL: To increase the value of your investment by investing primarily in equity securities of companies in newly industrializing countries.


INVESTMENT OBJECTIVE: Long-term capital appreciation.


RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. Investors in the Fund should be able to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets, in which the Fund seeks to invest most of its assets. Most of the foreign securities held by the Fund are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. The Fund may use derivatives, such as options, futures and forward currency contracts, which may involve additional risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.



SIZE: On September 30, 1996, the Fund had over $38.0 million in net assets.


GLOBAL EQUITY FUND


GOAL: To increase the value of your investment by investing primarily in equity securities of U.S. and foreign companies.



INVESTMENT OBJECTIVE: Long-term growth of capital.


RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. Investors in the Fund should be able to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets, in which the Fund may invest. Most of the foreign securities held by the Fund are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. The Fund may use derivatives, such as options, futures and forward currency contracts, which may involve additional risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.



SIZE: On September 30, 1996, the Fund had over $566.8 million in net assets.


GLOBAL INCOME FUND


GOAL: To provide high current income and, secondarily, capital appreciation by investing primarily in high quality foreign and U.S. bonds.



INVESTMENT OBJECTIVE: The primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective.



RISKS: The Fund invests primarily in bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's investments. Credit risk is the risk that adverse changes in economic conditions will affect an issuer's ability to pay interest and principal. Investors in the Fund should be able to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets, in which the Fund may invest. Most of the foreign securities held by the Fund are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Certain investment grade bonds in which the Fund may invest have speculative characteristics. The Fund may also invest in bonds rated below investment grade, which are subject to greater risks of default or price fluctuation than investment grade bonds and are considered predominantly speculative. The Fund may use derivatives, such as options, futures, forward currency contracts and interest rate protection transactions, which may involve additional risks. As a non-diversified fund, as defined in the Investment Company Act of 1940 ('1940 Act') the Fund is subject to greater risk than funds that have a broader range of investments. Investors may lose money by investing in the Fund; the investment is not guaranteed.



SIZE: On September 30, 1996, the Fund had over $937.2 million in net assets.


                              --------------------
                               Prospectus Page 3

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                             THE FUNDS AT A GLANCE
                                  (Continued)
--------------------------------------------------------------------------------

MANAGEMENT


Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), an asset management subsidiary of PaineWebber Incorporated ('PaineWebber'), is the investment adviser and administrator of Emerging Markets Equity Fund, Global Equity Fund and Global Income Fund (each a 'Fund' and, collectively, the 'Funds'). Mitchell Hutchins has appointed Emerging Markets Management as the investment sub-adviser for Emerging Markets Equity Fund and GE Investment Management Incorporated ('GE Investment Management') as the investment sub-adviser for Global Equity Fund.


MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.

WHO SHOULD INVEST


EMERGING MARKETS EQUITY FUND is for investors who want long-term capital appreciation. The Fund seeks to achieve this by investing primarily in equity securities of companies in newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa ('emerging markets'). Over time, foreign stocks have shown greater growth potential than many other types of securities. However, because their value tends to fluctuate more than that of U.S. stocks, investors must be willing to tolerate volatility in the value of the Fund's investments. These risks are greater with respect to securities of issuers located in emerging markets. Accordingly, Emerging Markets Equity Fund is designed for investors who are able to bear the risk that comes with investment in equity securities of emerging market issuers.



GLOBAL EQUITY FUND is for investors who want long-term growth of capital. The Fund seeks to achieve this by investing primarily in equity securities of U.S. and foreign companies. Over time, foreign stocks have shown greater growth potential than many other types of securities. However, because their value tends to fluctuate more than that of U.S. stocks, investors must be willing to tolerate volatility in the value of the Fund's investments. Accordingly, Global Equity Fund is designed for investors who are able to bear the risk that comes with investments in foreign equity securities.

GLOBAL INCOME FUND is for investors who want high current income consistent with prudent investment risk and, secondarily, capital appreciation. The Fund seeks to achieve this by investing primarily in high quality debt securities issued or guaranteed by foreign governments, by the U.S. government, by their respective agencies or instrumentalities or by supranational organizations, or issued by foreign or U.S. companies. Investors in the Fund should be willing to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. Accordingly, Global Income Fund is designed for investors who are able to bear the risk that comes with investments in foreign securities.

HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4.5% of the public offering price (4% in the case of Global Income Fund). Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This sales charge is called a 'contingent deferred sales charge' and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1% (0.75% in the case of Global Income Fund) is charged on shares sold within one year of purchase. Class C shares never convert to any other class of shares.

                              --------------------
                               Prospectus Page 4

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                                 EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in the Class A, B and C shares of the Funds. Expenses shown below represent those incurred for the most recent fiscal year.


SHAREHOLDER TRANSACTION EXPENSES                               CLASS A    CLASS B    CLASS C
                                                               -------    -------    -------
EMERGING MARKETS EQUITY FUND
Maximum Sales Charge on Purchases of Shares (as a % of
  offering price)...........................................     4.50%      None       None
Sales Charge on Reinvested Dividends (as a % of offering
  price)....................................................     None       None       None
Maximum Contingent Deferred Sales Charge (as a % of offering price or net asset value at the time of sale, whichever is
  less).....................................................     None          5%         1%
Exchange Fee................................................     None       None       None
GLOBAL EQUITY FUND
Maximum Sales Charge on Purchases of Shares (as a % of
  offering price)...........................................     4.50%      None       None
Sales Charge on Reinvested Dividends (as a % of offering
  price)....................................................     None       None       None
Maximum Contingent Deferred Sales Charge (as a % of offering price or net asset value at the time of sale, whichever is
  less).....................................................     None          5%         1%
Exchange Fee................................................     None       None       None
GLOBAL INCOME FUND
Maximum Sales Charge on Purchases of Shares (as a % of
  offering price)...........................................        4%      None       None
Sales Charge on Reinvested Dividends (as a % of offering
  price)....................................................     None       None       None
Maximum Contingent Deferred Sales Charge (as a % of offering price or net asset value at the time of sale, whichever is
  less).....................................................     None          5%      0.75%
Exchange Fee................................................    $5.00      $5.00      $5.00

ANNUAL FUND OPERATING EXPENSES (as a % of average net
  assets)
EMERGING MARKETS EQUITY FUND
Management Fees.............................................     1.62%      1.62%      1.62%
12b-1 Fees..................................................     0.25       1.00       1.00
Other Expenses (after fee waivers and/or expense
  reimbursements)*..........................................     0.57       0.57       0.57

                                                               -------    -------    -------
Total Operating Expenses (after fee waivers and/or expense
  reimbursements)*..........................................     2.44%      3.19%      3.19%
                                                               -------    -------    -------
                                                               -------    -------    -------

GLOBAL EQUITY FUND
Management Fees.............................................     0.85%      0.85%      0.85%
12b-1 Fees..................................................     0.25       1.00       1.00
Other Expenses..............................................     0.38       0.40       0.42
                                                               -------    -------    -------
Total Operating Expenses....................................     1.48%      2.25%      2.27%
                                                               -------    -------    -------
                                                               -------    -------    -------
GLOBAL INCOME FUND
Management Fees.............................................     0.73%      0.73%      0.73%
12b-1 Fees..................................................     0.25       1.00       0.75
Other Expenses+.............................................     0.22       0.23       0.23
                                                               -------    -------    -------
Total Operating Expenses+...................................     1.20%      1.96%      1.71%
                                                               -------    -------    -------
                                                               -------    -------    -------


------------------

* Without taking into account fee waivers and/or expense reimbursements, 'Other Expenses' and 'Total Operating Expenses' for Class A, Class B and Class C shares of Emerging Markets Equity Fund would have been as follows, respectively: 1.55% and 3.42% for Class A; 2.35% and 4.97% for Class B; and 1.55% and 4.17% for Class C.



+ Does not include 0.04% in non-recurring reorganization expenses that were incurred during the fiscal year ended October 31, 1995. If those expenses were included, 'Other Expenses' for the Class A, B and C shares would have been 0.26%, 0.27% and 0.27%, respectively, and 'Total Operating Expenses' would have been 1.24%, 2.00% and 1.75%, respectively.


                              --------------------
                               Prospectus Page 5

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------



 CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge. However, if such shares are sold within one year after purchase, a contingent deferred sales charge of 1% is imposed on the offering price or the net asset value of the shares at the time of sale, whichever is less.
 CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.
 CLASS C SHARES: If shares are sold within one year after purchase, a contingent deferred sales charge of 1% (0.75% in the case of Global Income Fund) of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.



The management fees payable to Mitchell Hutchins by Emerging Markets Equity Fund are greater than those paid by most funds. 12b-1 distribution fees are asset-based sales charges.



Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:


                                      CLASS A    CLASS B    CLASS C
                                      -------    -------    -------
12b-1 service fees.................     0.25%      0.25%      0.25%
12b-1 distribution fees............     0.00       0.75       0.75*

* 12b-1 distribution fees for Class C shares of Global Income Fund are 0.50%.

For more information, see 'Management' and 'Flexible Pricing(Service Mark).'

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses incurred as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ('SEC') applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.


An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return:




EMERGING MARKETS EQUITY FUND(1)
EXAMPLE                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------  -------   --------   --------   ---------
Class A............................    $69       $118       $169       $ 310
Class B (Assuming sale of all
  shares at end of period).........    $82       $128       $187       $ 316
Class B (Assuming no sale of
  shares)..........................    $32       $ 98       $167       $ 316
Class C (Assuming sale of all
  shares at end of period).........    $42       $ 98       $167       $ 349
Class C (Assuming no sale of
  shares)..........................    $32       $ 98       $167       $ 349


------------------

(1) Fund expenses shown are net of waivers and/or reimbursements made by Mitchell Hutchins. Without such waivers and/or reimbursements, the expenses on a $1,000 investment at the end of one, three, five and ten years would have been $78, $145, $215 and $393, respectively, for Class A shares, $100, $179, $269 and $435, respectively, for Class B shares (assuming sale of all shares); $50, $149, $249 and $435, respectively, for Class B shares (assuming no sale of shares); $52, $127, $213 and $429, respectively, for Class C shares (assuming sale of all shares); and $42, $127, $213 and $429, respectively, for Class C shares (assuming no sale of shares).

                              --------------------
                               Prospectus Page 6

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------

GLOBAL EQUITY FUND
EXAMPLE                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------  -------   --------   --------   ---------
Class A............................    $59       $ 90       $122       $ 214
Class B (Assuming sale of all
  shares at end of period).........    $73       $100       $140       $ 221

Class B (Assuming no sale of
  shares)..........................    $23       $ 70       $120       $ 221
Class C (Assuming sale of all
  shares at end of period).........    $33       $ 71       $122       $ 261
Class C (Assuming no sale of
  shares)..........................    $23       $ 71       $122       $ 261

GLOBAL INCOME FUND
EXAMPLE                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------  -------   --------   --------   ---------
Class A............................    $52       $ 77       $103       $ 180
Class B (Assuming sale of all
  shares at end of period).........    $70       $ 92       $126       $ 191
Class B (Assuming no sale of
  shares)..........................    $20       $ 62       $106       $ 191
Class C (Assuming sale of all
  shares at end of period).........    $25       $ 54       $ 93       $ 202
Class C (Assuming no sale of
  shares)..........................    $17       $ 54       $ 93       $ 202



 ASSUMPTIONS MADE IN THE EXAMPLES
 o ALL CLASSES: Reinvestment of all dividends and other distributions; percentage amounts listed under 'Annual Fund Operating Expenses' remain the same for years shown.
 o CLASS A SHARES: Deduction of the maximum 4.5% (4% in the case of Global Income Fund) initial sales charge at the time of purchase.
 o CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of sale, which declines over a period of six years. Ten-year figures assume that Class B shares convert to Class A shares at the end of the sixth year.
 o CLASS C SHARES: Deduction of a 1% (0.75% in the case of Global Income Fund) contingent deferred sales charge for sales of shares within one year of purchase.


                              --------------------
                               Prospectus Page 7

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND


The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in Emerging Markets Equity Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1996 and the report of Ernst & Young LLP, independent auditors, appearing in the Fund's Annual Report to Shareholders. The financial statements, accompanying notes and auditors' report are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to the fiscal year ended June 30, 1996, have been audited by Ernst & Young LLP, independent auditors. The financial information for the prior years was audited by another independent accounting firm, whose reports thereon were unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.


                                                                                      EMERGING MARKETS EQUITY FUND
                                                                      ------------------------------------------------------------
                                                                                                CLASS A
                                                                      ------------------------------------------------------------
                                                                               FOR THE YEARS ENDED JUNE 30,      FOR THE PERIOD
                                                                            ---------------------------------    JAN. 19, 1994+
                                                                                  1996            1995**        TO JUNE 30, 1994
                                                                            ---------------  ----------------   ----------------
Net asset value, beginning of period...............................             $   9.73         $  10.79           $  12.00
                                                                              ----------       ----------       ----------------
Net investment income (loss).......................................                (0.14)           (0.04)              0.04
Net realized and unrealized gains (losses) from investment and
  foreign currency transactions....................................                 0.47            (0.97)             (1.25)
                                                                              ----------       ----------       ----------------
Net increase (decrease) from investment operations.................                 0.33            (1.01)             (1.21)
                                                                              ----------       ----------       ----------------
Dividends from net investment income...............................                   --            (0.05)                --
                                                                              ----------       ----------       ----------------
Net asset value, end of period.....................................             $  10.06         $   9.73           $  10.79
                                                                              ----------       ----------       ----------------
                                                                              ----------       ----------       ----------------
Total investment return (1)........................................                 3.39%           (9.29)%           (10.08)%
                                                                              ----------       ----------       ----------------
                                                                              ----------       ----------       ----------------


Ratios/Supplemental Data:
Net assets, end of period (000's)..................................             $ 20,680         $ 33,043           $ 46,758
Expenses, net of fee waivers, to average net assets................                 2.44%            2.44%              2.47%*
Expenses, before fee waivers, to average net assets................                 3.42%            2.54%              2.47%*
Net investment income (loss), net of fee waivers, to average net
  assets...........................................................                (0.52)%          (0.76)%             0.72%*
Net investment income (loss), before fee waivers, to average net
  assets...........................................................                (1.50)%          (0.86)%             0.72%*
Portfolio turnover.................................................                   69%              76%                 8%

------------------



 * Annualized


 ** Investment advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.


 + Commencement of issuance of shares.


(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.


(2) Formerly Class B shares.


                              --------------------
                               Prospectus Page 8

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                              FINANCIAL HIGHLIGHTS

                                  (Continued)
--------------------------------------------------------------------------------

                                                                                     EMERGING MARKETS EQUITY FUND
                                                                   ----------------------------------------------------------------
                                                                                                          CLASS C(2)

                                                                                           ----------------------------------------
                                                                        CLASS B
                                                                   ------------------      FOR THE YEARS ENDED
                                                                     FOR THE PERIOD              JUNE 30,           FOR THE PERIOD
                                                                     DEC. 5, 1995+         --------------------     JAN. 19, 1994+
                                                                    TO JUNE 30, 1996        1996         1995      TO JUNE 30, 1994
                                                                    -----------------      -------      -------    ----------------
Net asset value, beginning of period...............................   $ 9.13            $  9.67      $ 10.75        $  12.00
                                                                     -------            -------      -------    ----------------
Net investment income (loss).......................................    (0.01)             (0.24)       (0.17)             --
Net realized and unrealized gains (losses) from investment and
  foreign currency transactions....................................     0.82               0.51        (0.90)          (1.25)
                                                                     -------            -------      -------    ----------------
Net increase (decrease) from investment operations.................     0.81               0.27        (1.07)          (1.25)
                                                                     -------            -------      -------    ----------------
Dividends from net investment income...............................       --                 --        (0.01)             --
                                                                     -------            -------      -------    ----------------
Net asset value, end of period.....................................   $ 9.94            $  9.94      $  9.67        $  10.75
                                                                     -------            -------      -------    ----------------
                                                                     -------            -------      -------    ----------------
Total investment return (1)........................................     8.87%              2.79%      (10.01)%        (10.42)%
                                                                     -------            -------      -------    ----------------
                                                                     -------            -------      -------    ----------------
Ratios/Supplemental Data:
Net assets, end of period (000's)..................................   $  936            $11,561      $18,551        $ 26,721
Expenses, net of fee waivers, to average net assets................     3.19%*             3.19%        3.19%           3.22%*
Expenses, before fee waivers, to average net assets................     4.97%*             4.17%        3.29%           3.22%*
Net investment income (loss), net of fee waivers, to average net
  assets...........................................................    (0.21)%*           (1.28)%      (1.50)%         (0.03)%*
Net investment income (loss), before fee waivers, to average net
  assets...........................................................    (1.99)%*           (2.26)%      (1.60)%         (0.03)%*
Portfolio turnover.................................................       69%                69%          76%              8%

                              --------------------
                               Prospectus Page 9

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

GLOBAL EQUITY FUND


The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in Global Equity Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and the report of Ernst & Young LLP, independent auditors, appearing in the Fund's Annual Report to Shareholders. The financial statements, accompanying notes and auditors' report are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to each of the two years in the period ended August 31, 1996, have been audited by Ernst & Young LLP, independent auditors. The financial information for the prior years was audited by another independent accounting firm, whose reports thereon were unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.



                                                                           GLOBAL EQUITY FUND
                                                   -------------------------------------------------------------------
                                                                                 CLASS A
                                                   -------------------------------------------------------------------
                                                                    FOR THE YEARS
                                                                        ENDED                             FOR THE
                                                                     AUGUST 31,                            PERIOD
                                                   -----------------------------------------------     NOV. 14, 1991+
                                                     1996       1995**         1994         1993      TO AUG. 31, 1992
                                                   --------    --------      --------     --------    ----------------
Net asset value, beginning of period.............. $  16.12    $  16.98      $  14.55     $  12.87        $  12.00
                                                   --------    --------      --------     --------    ----------------
Net investment income (loss)......................     0.02        0.02          0.01         0.03            0.09
Net realized and unrealized gains (losses) from
  investment and foreign currency transactions....     1.24        0.37          2.63         1.89            0.78
                                                   --------    --------      --------     --------    ----------------
Net increase (decrease) from investment
  operations......................................     1.26        0.39          2.64         1.92            0.87
                                                   --------    --------      --------     --------    ----------------
Dividends from net investment income..............       --          --            --        (0.08)             --

Distributions from net realized gains.............    (0.57)      (1.25)        (0.21)       (0.16)             --
                                                   --------    --------      --------     --------    ----------------
Total dividends and distributions.................    (0.57)      (1.25)        (0.21)       (0.24)             --
                                                   --------    --------      --------     --------    ----------------
Net asset value, end of period.................... $  16.81    $  16.12      $  16.98     $  14.55        $  12.87
                                                   --------    --------      --------     --------    ----------------
                                                   --------    --------      --------     --------    ----------------
Total investment return (1).......................     8.06%       3.24%        18.23%       15.24%           7.25%
                                                   --------    --------      --------     --------    ----------------
                                                   --------    --------      --------     --------    ----------------
Ratios/Supplemental Data:
Net assets, end of period (000's)................. $305,218    $360,652      $185,493     $156,451        $113,070
Ratio of expenses to average net assets...........     1.48%       1.71%(4)      1.58%        1.53%           1.68%*
Ratio of net investment income (loss) to average
  net assets......................................     0.10%       0.09%(4)      0.07%        0.22%           0.93%*
Portfolio turnover................................       33%         40%           51%          56%             30%
Average commission rate paid per share of common
  stock investments purchased/sold (5)............ $ 0.0120          --            --           --              --


------------------
 * Annualized


 ** Investment advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.



 + Commencement of issuance of shares.



(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.


(2) Formerly Class E shares.

(3) Formerly Class B shares.


(4) These ratios include non-recurring reorganization expenses of 0.06%, 0.00% and 0.06% for Class A, Class B and Class C shares, respectively.



(5) Disclosure effective for fiscal years beginning on or after September 1,

    1995.


                              --------------------
                               Prospectus Page 10

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


                                                                               GLOBAL EQUITY FUND
                                                              -----------------------------------------------------
                                                                 CLASS B(2)
                                                              ----------------              CLASS C(3)
                                                                       FOR THE  -----------------------------------
                                                                         PERIOD                                       FOR THE
                                                              FOR THE     AUG.                                        PERIOD
                                                               YEAR        25,            FOR THE YEARS               MAY 10,
                                                               ENDED      1995+               ENDED                    1993+
                                                              AUGUST     TO AUG.            AUGUST 31,                TO AUG.
                                                                31,        31,      ------------------------------      31,
                                                               1996       1995        1996      1995**      1994       1993
                                                              -------    -------    --------    -------    -------    -------
Net asset value, beginning of period..............           $15.82     $15.83       $15.82     $16.81     $14.52    $13.80
                                                             -------    -------     --------   -------    -------   -------
Net investment income (loss)......................            (0.12)      0.00        (0.13)     (0.11)     (0.07)    (0.02)
Net realized and unrealized gains (losses) from
  investment and foreign currency transactions....             1.22      (0.01)        1.23       0.37       2.57      0.74
                                                             -------    -------     --------   -------    -------   -------

Net increase (decrease) from investment
  operations......................................             1.10      (0.01)        1.10       0.26       2.50      0.72
                                                             -------    -------     --------   -------    -------   -------
Dividends from net investment income..............               --       --             --         --         --      --
Distributions from net realized gains.............            (0.57)      --          (0.57)     (1.25)     (0.21)     --
                                                             -------    -------     --------   -------    -------   -------
Total dividends and distributions.................            (0.57)      --          (0.57)     (1.25)     (0.21)     --
                                                             -------    -------     --------   -------    -------   -------
Net asset value, end of period....................           $16.35     $15.82       $16.35     $15.82     $16.81    $14.52
                                                             -------    -------     --------   -------    -------   -------
                                                             -------    -------     --------   -------    -------   -------
Total investment return (1).......................             7.18%     (0.06)%       7.18%      2.46%     17.29%     5.22%
                                                             -------    -------     --------   -------    -------   -------
                                                             -------    -------     --------   -------    -------   -------


Ratios/Supplemental Data:
Net assets, end of period (000's).................         $113,235   $142,880     $ 66,585    $83,485    $31,837   $10,807
Ratio of expenses to average net assets...........             2.25 %     2.17* (4)    2.27 %     2.48%(4)   2.33 %    2.28 %*
Ratio of net investment income (loss) to average
  net assets......................................            (0.68)%    (1.92)%(4)   (0.70)%   (0.68)%(4)  (0.68)%   (0.53)%*
Portfolio turnover................................               33 %       40 %         33 %      40 %        51 %      56 %
Average commission rate paid per share of common
  stock investments purchased/sold (5)............          $0.0120         --     $ 0.0120        --          --        --

                             --------------------
                              Prospectus Page 11

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

GLOBAL INCOME FUND


The following tables provide investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in Global Income Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995 and the report of Price Waterhouse LLP, independent accountants, appearing in the Fund's Annual Report to Shareholders. The financial statements, accompanying notes and accountants' report are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below insofar as they relate to each of the periods presented in the five year period ended October 31, 1995, have been audited by Price Waterhouse LLP, independent accountants. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The financial statements and notes and the financial information in the table below, as they relate to the six months ended April 30, 1996, have been taken from the records of the Fund without examination by the independent accountants, who do not express an opinion thereon.


                                                                       GLOBAL INCOME FUND
                              ----------------------------------------------------------------------------------------------------
                                                                                                                   CLASS B
                                                               CLASS A                                      ----------------------
                              --------------------------------------------------------------------------                FOR THE
                                FOR THE                                                        FOR THE      FOR THE      YEARS
                              SIX MONTHS                                                       PERIOD     SIX MONTHS     ENDED

                                 ENDED                                                         JULY 1,       ENDED      OCTOBER
                               APRIL 30,           FOR THE YEARS ENDED OCTOBER 31,            1991+ TO     APRIL 30,      31,
                                 1996       ----------------------------------------------   OCTOBER 31,     1996       --------
                              (UNAUDITED)     1995         1994         1993        1992        1991      (UNAUDITED)     1995
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Net asset value, beginning of
 period......................  $   10.35    $   9.99     $  10.97     $  10.64    $  10.75     $ 10.40     $   10.31    $   9.96
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Net investment income........       0.35@       0.77@        0.72         0.59        0.83        0.20          0.31@       0.69@
Net realized and unrealized
 gains (losses) from
 investment

 and foreign currency
 transactions................      (0.06)@      0.31@       (1.05)        0.68       (0.12)       0.40         (0.06)@      0.30@
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Total increase/decrease from
 investment operations.......       0.29        1.08        (0.33)        1.27        0.71        0.60          0.25        0.99
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Dividends from net investment
 income......................      (0.40)      (0.72)       (0.33)       (0.80)      (0.64)      (0.23)        (0.35)      (0.64)
Distributions from realized
 gains on investments and
 foreign currency
 transactions................         --          --           --        (0.14)      (0.18)      (0.02)           --          --
Distributions from paid-in
 capital.....................         --          --        (0.32)          --          --          --            --          --
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Total dividends and
 distributions...............      (0.40)      (0.72)       (0.65)       (0.94)      (0.82)      (0.25)        (0.35)      (0.64)
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Net asset value, end of
 period......................  $   10.24    $  10.35     $   9.99     $  10.97    $  10.64     $ 10.75     $   10.21    $  10.31
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Total investment return (1)..       2.78%      11.09%       (3.10)%      12.41%       6.70%       5.79%         2.45%      10.24%
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
                              -----------   --------     --------     --------    --------   -----------  -----------   --------
Ratios/Supplemental Data:
 Net assets, end of period
   (000's)...................  $ 568,656    $663,022     $611,855     $648,853    $107,033     $16,501     $ 411,816    $484,534
 Expenses to average net
   assets....................       1.27%*      1.24%(2)     1.17%        1.32%**     1.21%       1.35%*        2.00%*      2.00%(2)
 Net investment income to
   average net assets........       6.66%*      7.47%(2)     6.94%        6.82%**     7.84%       8.59%*        5.93%*      6.71%(2)
 Portfolio turnover rate.....         68%        113%         108%          90%         92%         53%           68%        113%

                                 ----------------------
                                         CLASS B
                                 ----------------------
                                     FOR THE YEARS
                                   ENDED OCTOBER 31,

                                 ----------------------
                                   1994         1993
                                 --------    ----------
                                <
Net asset value, beginning of
 period........................  $  10.95    $    10.62
                                 --------    ----------
Net investment income..........      0.86          0.78
Net realized and unrealized
 gains (losses) from investment
 and foreign currency
 transactions..................     (1.28)         0.40
                                 --------    ----------
Total increase/decrease from
 investment operations.........     (0.42)         1.18
                                 --------    ----------
Dividends from net investment
 income........................     (0.29)        (0.71)
Distributions from realized
 gains on investments and
 foreign currency
 transactions..................        --         (0.14)
Distributions from paid-in
 capital.......................     (0.28)           --
                                 --------    ----------
Total dividends and
 distributions.................     (0.57)        (0.85)
                                 --------    ----------
Net asset value, end of
 period........................  $   9.96    $    10.95
                                 --------    ----------
                                 --------    ----------
Total investment return (1)....     (3.90)%       11.45%
                                 --------    ----------
                                 --------    ----------
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).....................  $725,553    $1,188,890
 Expenses to average net
   assets......................      1.94%         2.11%**
 Net investment income to
   average net assets..........      6.05%         5.97%**
 Portfolio turnover rate.......       108%           90%


------------------

 @ Calculated using the average shares outstanding for the year.


 *  Annualized.



** Includes 0.15% of interest expense related to the reverse repurchase agreement transactions entered into during the fiscal year.



 +  Commencement of issuance of shares.


(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.


(2) These ratios include non-recurring reorganization expenses of 0.04% for each class.




                              --------------------
                               Prospectus Page 12

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                     GLOBAL INCOME FUND
                                   --------------------------------------------------------------------------------------
                                                                          CLASS B
                                   --------------------------------------------------------------------------------------
                                                                                                                FOR THE
                                                                                                                PERIOD
                                                                                                               MARCH 20,
                                                      FOR THE YEARS ENDED OCTOBER 31,                          1987+ TO
                                   ----------------------------------------------------------------------     OCTOBER 31,
                                      1992           1991           1990           1989           1988           1987
                                   ----------     ----------     ----------     ----------     ----------     -----------
Net asset value, beginning of      $    10.74     $    11.07     $    10.08     $    11.10     $    10.28      $   10.00
 period........................    ----------     ----------     ----------     ----------     ----------     -----------

Net investment income..........          0.94           0.85           1.01           1.01           0.98           0.47
Net realized and unrealized

 gains (losses) from investment
 and foreign currency
 transactions..................         (0.32)         (0.09)          0.96          (0.64)          1.15           0.13
                                   ----------     ----------     ----------     ----------     ----------     -----------
Total increase/decrease from
 investment operations.........          0.62           0.76           1.97           0.37           2.13           0.60
                                   ----------     ----------     ----------     ----------     ----------     -----------
Dividends from net investment
 income........................         (0.56)         (0.97)         (0.98)         (0.94)         (1.06)         (0.32)
Distributions from realized
 gains on investments and
 foreign currency
 transactions..................         (0.18)         (0.12)            --          (0.45)         (0.25)            --
Distributions from paid-in
 capital.......................            --             --             --             --             --             --
                                   ----------     ----------     ----------     ----------     ----------     -----------
Total dividends and
 distributions.................         (0.74)         (1.09)         (0.98)         (1.39)         (1.31)         (0.32)
                                   ----------     ----------     ----------     ----------     ----------     -----------
Net asset value, end of
 period........................    $    10.62     $    10.74     $    11.07     $    10.08     $    11.10      $   10.28
                                   ----------     ----------     ----------     ----------     ----------     -----------
                                   ----------     ----------     ----------     ----------     ----------     -----------
Total investment return (1)....          5.93%          7.39%         20.32%          3.66%         18.29%          6.00%
                                   ----------     ----------     ----------     ----------     ----------     -----------
                                   ----------     ----------     ----------     ----------     ----------     -----------
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).....................    $1,542,255     $1,593,814     $1,323,495     $1,085,851     $1,145,460      $ 737,056
 Expenses to average net
   assets......................          1.98%          1.94%          1.90%          1.95%          2.05%          2.08%*
 Net investment income to
   average net assets..........          7.11%          8.09%          9.88%          9.73%          9.13%          8.39%*
 Portfolio turnover rate.......            92%            33%           126%           124%           120%            52%



                                                      GLOBAL INCOME FUND
                                 ----------------------------------------------------------------
                                                            CLASS C
                                 ----------------------------------------------------------------
                                   FOR THE                                              FOR THE
                                 SIX MONTHS                                             PERIOD
                                    ENDED              FOR THE YEARS ENDED              JULY 2,
                                  APRIL 30,                OCTOBER 31,                 1992+ TO
                                    1996         --------------------------------     OCTOBER 31,
                                 (UNAUDITED)      1995        1994         1993          1992
                                 -----------     -------     -------     --------     -----------
Net asset value, beginning of
 period........................    $ 10.33       $  9.98     $ 10.96     $  10.64       $ 10.94

                                 -----------     -------     -------     --------     -----------
Net investment income..........       0.32@         0.71@       0.70         0.68          0.20
Net realized and unrealized
 gains (losses) from investment
 and foreign currency
 transactions..................      (0.05)@        0.31@      (1.09)        0.52         (0.13)
                                 -----------     -------     -------     --------     -----------
Total increase/decrease from
 investment operations.........       0.27          1.02       (0.39)        1.20          0.07
                                 -----------     -------     -------     --------     -----------
Dividends from net investment
 income........................      (0.37)        (0.67)      (0.30)       (0.74)        (0.21)
Distributions from realized
 gains on investments and
 foreign currency
 transactions..................         --            --          --        (0.14)        (0.16)
Distributions from paid-in
 capital.......................         --            --       (0.29)          --            --
                                 -----------     -------     -------     --------     -----------
Total dividends and
 distributions.................      (0.37)        (0.67)      (0.59)       (0.88)        (0.37)
                                 -----------     -------     -------     --------     -----------
Net asset value, end of
 period........................    $ 10.23       $ 10.33     $  9.98     $  10.96       $ 10.64
                                 -----------     -------     -------     --------     -----------
                                 -----------     -------     -------     --------     -----------
Total investment return (1)....       2.59%        10.49%      (3.56)%      11.64%         0.61%
                                 -----------     -------     -------     --------     -----------
                                 -----------     -------     -------     --------     -----------
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).....................    $57,307       $71,329     $92,480     $135,847       $36,598
 Expenses to average net
   assets......................       1.74%*        1.75%(2)    1.68%        1.83%**       1.75%*
 Net investment income to
   average net assets..........       6.18%*        6.96%(2)    6.34%        6.17%**       7.02%*
 Portfolio turnover rate.......         68%          113%        108%          90%           92%

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Their other investment policies, except where noted, are not fundamental and may be changed by the Funds' boards.

EMERGING MARKETS EQUITY FUND


Emerging Markets Equity Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of equity securities of issuers in emerging markets in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. Under normal market conditions, the Fund invests a minimum of 65% of its total assets in equity securities of issuers located in emerging markets and maintains investments in at least three emerging markets. Issuers are considered to be located in an emerging market if: (1) the principal securities trading market for the issuer is in an emerging market country; (2) the issuer derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets; or (3) the issuer is organized under the laws of, and with a principal office in, an emerging market.



Emerging Markets Management attempts to spread the Fund's investments over geographic as well as economic sectors. Generally, Emerging Markets Management does not intend to invest more than two-thirds of the Fund's total assets in any single region, or more than 35% in any single country. Under no circumstances will more than 25% of the Fund's total assets be invested in any single industry. Within each emerging market, the Fund is diversified through investments in a number of local companies characterized by attractive valuation relative to expected growth.



There are currently over 60 newly industrializing and developing countries that have equity markets. A number of these emerging markets are not yet easily accessible to foreign investors and have unattractive tax barriers or insufficient liquidity to make significant investments by the Fund feasible or attractive. However, many of the largest of the emerging markets have, in recent years, liberalized access, and more are expected to do so over the coming few years.

GLOBAL EQUITY FUND


Global Equity Fund's investment objective is long-term growth of capital. The

Fund attempts to achieve this goal by investing primarily in equity securities issued by companies in foreign countries, as well as in the United States.


The International Equity Team at GE Investment Management selects equity securities issued by companies located in developed and developing countries throughout the world. The Fund normally invests in at least three countries, one of which is typically the United States. The Fund normally invests at least 65% of its total assets in equity securities of foreign and U.S. companies.

When the International Equity Team believes it is consistent with the Fund's investment objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in investment grade bonds issued by corporate or governmental entities. The bonds in which the Fund invests have maturities no longer than seven years. When the International Equity Team considers market, economic, political or currency conditions abroad to be unstable, the Fund may assume a temporary defensive position by investing all or a significant portion of its assets in securities of U.S. and Canadian issuers or by holding cash or short-term money market investments.

Under normal circumstances, at least 80% of the Fund's total assets are invested in equity securities or bonds of issuers in countries represented in the Morgan Stanley Capital International World Index. This is a well-known index that reflects developed and developing markets throughout the world.

GLOBAL INCOME FUND


Global Income Fund's primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective. The Fund seeks to achieve these objectives by investing principally in high quality debt securities issued or guaranteed by foreign governments, by the U.S. government, by their respective agencies or instrumentalities or by supranational organizations, or issued by U.S. or foreign companies.


The Fund's portfolio consists primarily of debt securities rated within one of the two highest grades

                             --------------------
                                Prospectus Page 14

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

assigned by Standard & Poor's, a division of The McGraw Hill Companies ('S&P'), Moody's Investors Service, Inc. ('Moody's') or another nationally recognized statistical rating organization ('NRSRO') or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Normally, at least 65% of the Fund's total assets are invested in high quality debt securities, denominated in foreign currencies or U.S. dollars, of issuers located in at least three of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland,

France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand, the United Kingdom and the United States. No more than 40% of the Fund's assets normally are invested in securities of issuers located in any one country. Up to 5% of the Fund's total assets may be invested in debt securities convertible into equity securities.


The Fund may invest up to 35% of its total assets in debt securities rated below the two highest grades assigned by a NRSRO. Except as noted below, these securities must be rated at least BBB by S&P, Baa by Moody's or comparably rated by another NRSRO or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Within this 35% limitation, the Fund may invest up to 20% of its total assets in sovereign debt securities rated as low as BB by S&P, Ba by Moody's or comparably rated by another NRSRO or, in the case of such securities assigned a commercial paper rating, no lower than B by S&P or comparably rated by another NRSRO or, if not so rated, determined by Mitchell Hutchins to be of comparable quality. Mitchell Hutchins will purchase such securities for the Fund only when it concludes that the anticipated return to the Fund on such investment warrants exposure to the additional level of risk.

--------------------------------------------------------------------------------
                        INVESTMENT PHILOSOPHY & PROCESS
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND


In selecting equity securities for Emerging Markets Equity Fund, Emerging Markets Management focuses primarily on asset allocation among selected emerging markets and, as a secondary matter, on issuer selection within those markets. In addition to considerations relating to a particular market's investment restrictions and tax barriers, selections are made among emerging markets based on other relevant factors, including the outlook for economic growth, currency exchange rates, commodity prices, interest rates, political factors and the stage of the local market cycle in the market.


Based on these and other factors, the Fund's portfolio of securities is evaluated and, if necessary, adjusted on at least a quarterly basis to ensure that it conforms to the objective and policies of the Fund. Each of the emerging markets in which the Fund may invest is also monitored on a continuous basis and tactical shifts in portfolio allocation are made, when required, based on new developments.


Within each emerging market, the Fund invests in a variety of companies that are characterized by attractive valuation. Using a number of data bases and sources of investment information, Emerging Markets Management screens each market for companies available for investment. To be considered for investment, companies must legally permit investment by foreigners and have a market capitalization of over $15 million. From among this group, investments are systematically screened for fundamental value based on a number of standards, including price-to-earnings ratio, price-to-book value ratio, earnings momentum, dividend yield and debt-to-equity ratio. The resulting selection of investments is intended to provide a broad group of attractively valued investments available to foreign investors in each emerging market.



Emerging Markets Management uses a proprietary asset allocation model to assist in the selection of markets and individual stocks. Making use of long-term historical data on at least 1,000 of the most actively traded stocks in the target markets, as well as additional data for recent years and earnings forecasts, Emerging Markets Management estimates the relationship between the fair value and price levels of markets based on a variety of fundamental indicators. The model evaluates markets in historical and prospective terms, taking into consideration interest rates, inflation and currency developments. While following a disciplined, systematic approach to investment selection, Emerging Markets Management combines the results from computerized screening techniques with market, industry, economic and political information.


                              --------------------
                               Prospectus Page 15

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

GLOBAL EQUITY FUND


In selecting equity securities for Global Equity Fund, the International Equity Team at GE Investment Management searches for growth companies selling at reasonable prices, with an emphasis on undervalued medium- to large-size growth companies with a global presence. The investment process employed by the International Equity Team involves several steps.



First, the International Equity Team carefully screens a universe of thousands of global stocks by comparing each company's price-to-earnings ratio with its long-term growth. This evaluation helps eliminate companies whose stock prices are too expensive, typically resulting in a list of several hundred stocks. Next, this smaller group of stocks is rigorously analyzed by the International Equity Team's experienced investment professionals. This step, which is designed to determine whether a stock's price reflects its true value and whether the market may eventually recognize the stock's value, reduces the universe to fewer stocks.


Finally, the International Equity Team looks for a catalyst (such as new management, new products or changing industry dynamics) that might cause the market to realize that a stock is undervalued. This process typically results in fewer than 100 stocks that the International Equity Team will buy for the Fund's portfolio.



The strength of the Team's conviction about each company is part of what determines the size of each holding.


The International Equity Team regularly reviews the equity securities held in the Fund's portfolio to assess risks, such as stability in the political and economic conditions of underlying countries, fluctuations in currency rates, liquidity, changes in company earnings, and other relevant factors.

GLOBAL INCOME FUND


Global Income Fund's investment policies are designed to enable it to capitalize on unique investment opportunities presented throughout the world and in international financial markets influenced by the increasing interdependence of economic cycles and currency exchange rates. Over the past decade, debt securities offered by certain foreign governments provided higher investment returns than U.S. government debt securities. Such returns reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies, which have had a substantial impact on investment in foreign debt securities. As of December 31, 1995, more than 65% of the Salomon Brothers World Government Bond Market Index was represented by securities denominated in currencies other than the U.S. dollar.


Mitchell Hutchins relies on fundamental economic strength, credit quality and currency and interest rate trends as the principal determinants of the various country, geographic and industry sector weightings within the Fund's portfolio. In addition, certain of the Fund's assets are invested in the debt securities of certain U.S. governmental and corporate issuers. Mitchell Hutchins believes that over time investment in a composite of foreign fixed income markets and in the U.S. government and corporate bond markets is less risky than a portfolio comprised exclusively of foreign securities and provides investors with the potential to earn a higher return than a portfolio invested exclusively in U.S. debt securities.

                              --------------------
                               Prospectus Page 16

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------


These charts show the total returns for the Funds. Sales charges have not been deducted from total returns shown in the charts. Returns would be lower if sales charges were deducted. Past results are not a guarantee of future results. Total returns both before and after deducting the maximum sales charges are shown below in the tables that follow the performance charts.


EMERGING MARKETS EQUITY FUND

                                     [BAR GRAPH]


                  1/19/94-
                 12/31/94       1995
                 ---------   ---------
CLASS A           -12.58%     -11.20%
CLASS C           -13.17%     -11.87%


As Class A and Class C shares commenced operations on January 19, 1994, the 1994 return represents the period from January 19, 1994 through December 31, 1994. (Since the inception date of Class B shares is December 5, 1995, 1995 return information for this class is not shown in the above chart.)



AVERAGE ANNUAL RETURNS
  As of June 30, 1996
                                      CLASS A     CLASS B     CLASS C
                                      --------    --------    --------
Inception Date.....................    1/19/94    12/05/95     1/19/94
ONE YEAR
  Before deducting maximum sales
     charges.......................       3.39%        N/A        2.79%
  After deducting maximum sales
     charges.......................     (1.28)%        N/A        1.79%
LIFE
  Before deducting maximum sales
     charges.......................     (6.73)%       8.87%*    (7.39)%
  After deducting maximum sales
     charges.......................     (8.48)%       3.87%*    (7.39)%


-----------------
* Return information for Class B shares has not been annualized and reflects results for the period December 5, 1995 through June 30, 1996.


                              --------------------
                               Prospectus Page 17

                         ------------------------------


PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

GLOBAL EQUITY FUND
                                  [BAR GRAPH]

                  11/14/91-
                  12/31/91     1992       1993       1994     1995
                  ---------   ------    --------    ------   ------

CLASS A             2.42%      3.26%     30.77%     -2.35%   13.54%
CLASS C                                  17.39%     -3.12%   12.67%


As Class A shares commenced operations on November 14, 1991, the 1991 return represents the period from November 14, 1991 through December 31, 1991. As the inception date of Class B shares is August 25, 1995, the 1995 return for Class B shares represents the period from August 25, 1995 through December 31, 1995. The inception date of Class C shares is May 10, 1993; thus, the 1993 return for Class C shares represents the period from May 10, 1993 through December 31, 1993.


AVERAGE ANNUAL RETURNS
  As of August 31, 1996
                                      CLASS A     CLASS B     CLASS C
                                      --------    --------    --------
Inception Date.....................   11/14/91     8/25/95     5/10/93
ONE YEAR
  Before deducting maximum sales
     charges.......................       8.06%       7.18%       7.18%
  After deducting maximum sales
     charges.......................       3.20%       2.18%       6.18%
LIFE
  Before deducting maximum sales
     charges.......................      10.71%       6.98%       9.61%
  After deducting maximum sales
     charges.......................       9.65%       2.08%       9.61%


                              --------------------
                               Prospectus Page 18

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

GLOBAL INCOME FUND
                                     [BAR GRAPH]



             3/20/87-
            12/31/87    1988   1989   1990   1991    1992   1993   1994    1995
            ---------- ------ ------ ------ ------- ------ ------ ------ -------
CLASS A                                      11.11%  1.22% 14.16% -3.89%  13.20%

CLASS B       17.58%   12.15%  5.44% 17.72%  10.75%   .38% 13.36% -4.77%  12.39%

CLASS C                                               .01% 13.64% -4.43%  12.54%


As Class A shares commenced operations on July 1, 1991, the 1991 return for Class A shares represents the period from July 1, 1991 through December 31, 1991. The inception date of Class B shares is March 20, 1987; thus, the 1987 return represents the period from March 20, 1987 through December 31, 1987. The inception date of Class C shares is July 2, 1992; thus, the 1992 return for Class C shares represents the period from July 2, 1992 through December 31, 1992.


AVERAGE ANNUAL RETURNS
  As of April 30, 1996

                                      CLASS A     CLASS B     CLASS C
                                      --------    --------    --------
Inception Date.....................     7/1/91     3/20/87      7/2/92
ONE YEAR
  Before deducting maximum sales
     charges.......................       8.02%       7.16%       7.44%
  After deducting maximum sales
     charges.......................       3.66%       2.16%       6.69%
FIVE YEARS
  Before deducting maximum sales
     charges.......................        N/A        6.25%        N/A
  After deducting maximum sales
     charges.......................        N/A        5.94%        N/A
LIFE
  Before deducting maximum sales
     charges.......................       7.26%       9.41%       5.51%
  After deducting maximum sales
     charges.......................       6.37%       9.41%       5.51%


PERFORMANCE INFORMATION


The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized returns for Class A shares of the Funds reflect deduction of the Funds' maximum initial sales charge of 4.5% (4% in the case of Global Income Fund) at the time of purchase, and standardized returns for the Class B and Class C shares of the Funds reflect deduction of the applicable contingent deferred sales charge imposed on the sale of shares held for the period. One-, five-and ten-year periods will be shown, unless the Fund or Class has been in existence for a shorter period. If


                              --------------------
                               Prospectus Page 19

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund


so, returns will be shown for the period since inception, known as "Life." Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.


Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.


--------------------------------------------------------------------------------
                             THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities, and reflect changes in a company's financial condition and in overall market and economic conditions.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.


BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.


RISKS

Following is a discussion of the risks that are common to each Fund:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. Common stocks generally represent the riskiest investment in a company. It is possible that investors may lose their entire investment.


BONDS. Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's bond investments. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest. In addition, there is a risk that bonds will be downgraded by rating agencies. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of the security's value or its liquidity. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.



FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.


In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the

                              --------------------
                               Prospectus Page 20

                         ------------------------------


PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.


INVESTING IN EMERGING MARKETS. Investing in securities issued by companies located in emerging markets involves additional risks. These countries typically have economic and political systems that are relatively less mature, and can be expected to be less stable, than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners in those countries, and there is a risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


CURRENCY. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of each Fund's foreign investments. Each Fund's share value may change significantly when investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates can also be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls or other political developments inside and outside the United States.


DERIVATIVES. Some of the instruments in which the Funds may invest may be referred to as 'derivatives,' because their value depends on (or 'derives' from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, foreign currency contracts, interest rate protection contracts and similar instruments that may be used in hedging and related strategies. There is only limited consensus as to what constitures a 'derivative' security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins and the Sub-Advisers take these risks into account in their management of the Funds.


COUNTERPARTIES. The Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Emerging Markets Management, GE Investment Management and Mitchell Hutchins, subject to the supervision of the respective boards of trustees, monitor and evaluate the creditworthiness of the parties with which each Fund does business.



In addition to these general risks, investments in each Fund are subject to special risk considerations:

EMERGING MARKETS EQUITY FUND


INVESTING IN NON-CAPITALIST COUNTRIES. Emerging Markets Equity Fund may invest in emerging markets that are formerly communist countries of Eastern Europe, the Commonwealth of Independent States (formerly the Soviet Union) and the People's Republic of China (collectively, 'Non-Capitalist Countries'). Upon the accession to power of Communist regimes approximately 50 to 80 years ago, the governments of a number of Non-Capitalist Countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that the Fund's investments in Non-Capitalist Countries, if any, would not also be expropriated, nationalized or otherwise confiscated, in which case the Fund could lose its entire investment in the Non-Capitalist Country involved. In addition, any change in the leadership or policies of Non-Capitalist Countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring.


GLOBAL EQUITY FUND


BONDS. The bonds in which Global Equity Fund may invest must be rated investment grade. Investment grade quality means that the securities are rated within the four highest categories by S&P or Moody's or comparably rated by another NRSRO. Securities in the fourth highest category (BBB by S&P or Baa by Moody's) are investment grade, but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated securities. The Fund may invest in unrated securities if GE Investment Management deems them to be of comparable quality. The Fund may invest in convertible securities rated below investment grade up to 10% of the Fund's net assets.


                              --------------------
                               Prospectus Page 21

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

GLOBAL INCOME FUND


U.S. AND FOREIGN GOVERNMENT SECURITIES. The U.S. government securities in which the Fund may invest include direct obligations of the U.S. government (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities. The Fund is authorized to invest in mortgage-backed securities guaranteed by the Government National Mortgage

Association but does not presently expect to invest more than 10% of its total assets in such securities.



The Fund may invest in 'zero coupon' Treasury securities, which are U.S. Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons, and receipts or certificates representing interest in such stripped debt obligations and coupons. A zero coupon security pays no cash interest to its holder prior to maturity. Accordingly, these securities usually are issued and traded at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current income payments. Federal tax law requires that the holder of a zero coupon security include in gross income each year the original issue discount that accrues on the security for the year, even though the holder receives no interest payment on the security during the year. For additional discussion of the tax treatment of zero coupon Treasury securities, see 'Taxes' in the Statement of Additional Information.



The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Investments in foreign government debt securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.



BONDS; LOWER-RATED BONDS. Global Income Fund is permitted to invest up to 35% of its total assets in securities rated below the two highest grades assigned by an NRSRO. Except as noted below, these securities must be rated at least BBB by S&P or Baa by Moody's. These securities are investment grade but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated securities. Within this 35% limitation, the Fund may invest up to 20% of its total assets in sovereign debt securities rated as low as BB by S&P, Ba by Moody's or comparably rated by another NRSRO or, in the case of such securities assigned a commercial paper rating, no lower than B by S&P or comparably rated by another NRSRO. These securities are deemed by those NRSROs to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Such securities are commonly referred to as 'junk bonds.' Commercial paper rated B by S&P is regarded by the rating agency as having only an adequate capacity for timely payment. The Fund is also permitted to purchase debt securities that are not rated by an NRSRO but Mitchell Hutchins determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparably rated securities. In the event that, due to a downgrade of one or more debt securities, an amount in excess of 20% of the Fund's total assets is held in securities rated below investment grade and comparably unrated securities, Mitchell Hutchins will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities do not exceed 20% of the Fund's total assets.


Debt securities rated below investment grade generally offer a higher current yield than that available for higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress, which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

                              --------------------
                               Prospectus Page 22

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund


NON-DIVERSIFIED STATUS. The Fund is 'non-diversified,' as that term is defined in the 1940 Act, but the Fund intends to continue to qualify as a 'regulated investment company' for federal income tax purposes. See 'Dividends & Taxes.' This means, in general, that more than 5% of the total assets of the Fund may be invested in securities of one issuer (including a foreign government), but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. To the extent that the Fund's portfolio at times may include the securities of a smaller number of issuers than if it were 'diversified' (as defined in the 1940 Act), the Fund will at such times be subject to greater risk with respect to its portfolio securities than an investment company that invests in a broader range of securities, in that changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the Fund's total return and the price of Fund shares.


INVESTMENT TECHNIQUES AND STRATEGIES


HEDGING AND RELATED STRATEGIES. Each Fund may use certain strategies designed to adjust the overall risk of its investment portfolio. These 'hedging' strategies involve derivative contracts, including options (on securities, foreign currencies, futures contracts and stock indexes) and futures contracts (on foreign currencies, stock indexes and interest rates), and forward currency contracts. Global Income Fund may also use these strategies to attempt to enhance income; the use of such strategies solely to enhance income may be considered a form of speculation. Global Income Fund also may enter into interest rate swap agreements and certain other interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. New financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. The Statement of Additional Information for the Funds contains further information on these strategies.


The Funds might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If Emerging Markets Management, GE Investment Management or Mitchell Hutchins, as applicable, is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, a Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Funds;


o the possibility of imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the securities or currencies being hedged;


o possible constraints placed on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain 'cover' or to segregate securities; and

o the possibility that a Fund is unable to close out or liquidate its hedged position.


REPURCHASE AGREEMENTS. Each Fund may use repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer, usually no more than seven days after purchase, at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or a sub-adviser to present minimum credit risks in accordance with guidelines established by the Fund's board.




REVERSE REPURCHASE AGREEMENTS. Global Income Fund may enter into reverse repurchase agreements with banks and broker-dealers up to an aggregate value of not more than 10% of its total assets. Such agreements involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of the value of its total assets are outstanding.


                              --------------------
                               Prospectus Page 23

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a 'when-issued' or delayed-delivery basis. In when-issued or delayed-delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. When-issued and delayed-delivery securities will not exceed 10% of Global Equity Fund's net assets.


LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of that Fund's total assets taken at market value. Lending securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.


PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins or a sub-adviser deems portfolio changes appropriate. A higher turnover rate (100% or higher) for a Fund will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for short-term capital gains.



DEFENSIVE POSITIONS. When Mitchell Hutchins or the sub-adviser, as applicable, believes that unusual circumstances warrant a defensive posture, each Fund may temporarily commit all or any portion of its assets to cash or money market instruments, including repurchase agreements.




ILLIQUID SECURITIES. Global Equity Fund and Global Income Fund each may invest up to 10% of its net assets, and Emerging Markets Equity Fund up to 15% of its net assets, in illiquid securities, including certain cover for over-the-counter options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins or the sub-adviser, as applicable, has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the Funds' boards.



OTHER INFORMATION. Each Fund may borrow money for temporary or emergency purposes in the following amounts of total assets: Emerging Markets Equity Fund--33 1/3%, Global Equity Fund--20%, and Global Income Fund--10%. Each Fund may sell securities short 'against the box' to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security. In addition, each Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent a Fund invests in other investment companies, the Fund's shareholders incur duplicative fees and expenses, including investment advisory fees. For liquidity purposes, such as clearance of portfolio transactions, the payment of dividends and expenses and payments to selling shareholders, or pending investment, each Fund may commit up to 35% of its total assets to cash or money market instruments, including repurchase agreements.


--------------------------------------------------------------------------------
                               FLEXIBLE PRICING(Service Mark)
--------------------------------------------------------------------------------


Each Fund offers three classes of shares through this Prospectus that differ in terms of sales charges and expenses. An investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment.


CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price or, in the case of Global Income Fund, 4% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Funds' Transfer Agent ('Transfer Agent'), receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.
Class A shares sales charges are calculated as follows:

                              --------------------
                               Prospectus Page 24

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

EMERGING MARKETS EQUITY FUND AND GLOBAL EQUITY FUND

                                            SALES CHARGE AS A
                                              PERCENTAGE OF
                                         -----------------------          DISCOUNT TO
                                                          NET          SELECTED DEALERS
                                         OFFERING        AMOUNT          AS PERCENTAGE
AMOUNT OF INVESTMENT                      PRICE         INVESTED       OF OFFERING PRICE
-----------------------------------      --------       --------       -----------------
Less than $50,000..................        4.50%          4.71%               4.25%
$50,000 to $99,999.................        4.00           4.17                3.75
$100,000 to $249,999...............        3.50           3.63                3.25
$250,000 to $499,999...............        2.50           2.56                2.25
$500,000 to $999,999...............        1.75           1.78                1.50
$1,000,000 and over(1).............        None           None                1.00(2)

GLOBAL INCOME FUND

                                            SALES CHARGE AS A
                                              PERCENTAGE OF
                                         -----------------------          DISCOUNT TO
                                                          NET          SELECTED DEALERS
                                         OFFERING        AMOUNT          AS PERCENTAGE
AMOUNT OF PURCHASE                        PRICE         INVESTED       OF OFFERING PRICE
-----------------------------------      --------       --------       -----------------
Less than $100,000.................        4.00%          4.17%               3.75%
$100,000 to $249,999...............        3.00           3.09                2.75
$250,000 to $499,999...............        2.25           2.30                2.00
$500,000 to $999,999...............        1.75           1.78                1.50
$1,000,000 and over(1).............        None           None                1.00(2)

------------------

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale, whichever is less, is charged on sales of shares made within one year of the purchase date. (The offering price is the net asset value per share at purchase; therefore, the contingent deferred sales charge when expressed as a percentage of each is identical. However, if the net asset value per share at redemption is lower than at purchase, any applicable contingent deferred sales charge when expressed as a percentage of the offering price would be a lower percentage.) Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account under the Plan in the first year after purchase. This charge does not apply to Class A shares bought before November 10, 1995.


(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS & WAIVERS

Investors who are purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the charts above.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

o their spouses, parents or children under age 21;

o their Individual Retirement Accounts (IRAs);

o certain employee benefit plans, including 401(k) plans;

o any company controlled by the investor;

o trusts created by the investor;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

o accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

o is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

o is the spouse, parent or child of any of the above, or advisory clients of Mitchell Hutchins;

o buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC and


     o the investor was the investment executive's client at the competing brokerage firm;

     o within 90 days of buying Class A shares in a Fund, the investor sells shares of one or more mutual funds that (a) were principally

                              --------------------
                               Prospectus Page 25

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

       underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

     o the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

o is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;


o is an employer establishing an employee benefit plan qualified under section 401 (including a salary reduction plan qualified under section 401(K) or section 403(b) of the Internal Revenue Code. (This waiver is subject to minimum requirements, with respect to the number of employees and investment amount, established by Mitchell Hutchins. Currently, a plan must have 100 or more eligible employees or the amount invested or to be invested in a Fund or any other PaineWebber mutual fund must total at least $1 million during the subsequent 13-month period);



o acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program (for subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement and $5 exchange fee (applicable to Global Income Fund) also are waived);



o acquires Class A shares in connection with a reorganization pursuant to which a Fund acquires substantially all of the assets and liabilities of another investment company in exchange for shares of the Fund.



For more information on how to get any reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.


Depending on how long they own their Fund investment, investors may have to pay a sales charge when they sell their Fund shares. This sales charge is called a 'contingent deferred sales charge.' The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price or the net asset value of the shares at the time of sale, whichever is less, by the percentage shown on the following table. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.


                                     PERCENTAGE BY WHICH
                                       THE SHARES' NET
                                            ASSET
          IF THE INVESTOR                 VALUE IS
       SELLS SHARES WITHIN:              MULTIPLIED:
-----------------------------------  -------------------
1st year since purchase                       5%
2nd year since purchase                       4
3rd year since purchase                       3
4th year since purchase                       2
5th year since purchase                       2
6th year since purchase                       1
7th year since purchase                     None


The offering price is the net asset value per share at purchase; therefore, the contingent deferred sales charge when expressed as a percentage of each is identical. However, if the net asset value per share at redemption is lower than at purchase, any applicable contingent deferred sales charge when expressed as a percentage of the offering price would be a lower percentage than that noted above.


CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming the investors are selling:

                              --------------------
                               Prospectus Page 26

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

o First, Class B shares owned through reinvested dividends and capital gain distributions; and

o Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:


o sales of shares under the Fund's 'Systematic Withdrawal Plan' (investors may not withdraw annually more than 12% of the value of the Fund account under the
  Plan);


o a distribution from an IRA, a self-employed individual retirement plan ('Keogh Plan') or a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);

o a tax-free return of an excess IRA contribution;

o a tax-qualified retirement plan distribution following retirement; or

o Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

An investor must provide satisfactory information to PaineWebber or the Fund if the investor seeks any of these waivers.

CLASS C SHARES



HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other class of shares.



A contingent deferred sales charge of 1% (0.75% in the case of Global Income
Fund) of the offering price or the net asset value of the shares at the time of sale, whichever is less, is charged on sales of shares made within one year of the purchase date. (The offering price is the net asset value per share at purchase; therefore, the contingent deferred sales charge when expressed as a percentage of each is identical. However, if the net asset value per share at redemption is lower than at purchase, any applicable contingent deferred sales charge when expressed as a percentage of the offering price would be a lower percentage.) Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gain distributions will not be subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase. This charge does not apply to Class C shares bought before November 10, 1995.


--------------------------------------------------------------------------------

                               HOW TO BUY SHARES

--------------------------------------------------------------------------------

Prices are calculated for the Fund's Class A, Class B and Class C shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A 'Business Day' is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received.

The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge.

                              --------------------
                               Prospectus Page 27

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after PaineWebber's New York City headquarters office receives the purchase order.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent by completing an account application which may be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

o mail an application with a check; or

o open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account.................   $1,000
To add to an account...............   $  100

A Fund may waive or reduce these minimums for:

o employees of PaineWebber or its affiliates; or

o participants in certain pension plans, retirement accounts or the Fund's automatic investment plan.

HOW TO EXCHANGE SHARES



As shareholders, investors have the privilege of exchanging Fund shares for the same class of other PaineWebber mutual fund shares. In classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made. With respect to Global Income Fund, a $5 fee is imposed on each exchange. Shares of other PaineWebber mutual funds acquired through the exchange privilege may be subject to a similar fee on subsequent exchanges.


o Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.


o Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a 'letter of instruction' to the Transfer Agent. The letter of instruction must include:


  o the investor's name and address;

  o the Fund's name;

  o the Fund account number;

  o the dollar amount or number of shares to be sold; and

  o a guarantee of each registered owner's signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.


No contingent deferred sales charge is imposed when shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this prospectus for a listing of other PaineWebber mutual funds.


                              --------------------
                               Prospectus Page 28

                         ------------------------------


PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted (less any applicable contingent deferred sales charge). Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, and last, Class B.

If a shareholder wants to sell shares which were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Fund's Transfer Agent, may sell shares by writing a 'letter of instruction,' as detailed in 'How to Exchange Shares.'

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

--------------------------------------------------------------------------------
                                 OTHER SERVICES
--------------------------------------------------------------------------------

Investors should consult their investment executive at PaineWebber or one of its correspondent firms to learn more about the following services:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which a Fund will deduct $50 or more each month from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of 'dollar cost averaging.'

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December) or semi-annual (June and December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

o CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

o CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly and semi-annual withdrawals of $200, $400 and $600, respectively.

Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. Investors may not withdraw annually more than 12% of the value of the Fund account when

                              --------------------
                               Prospectus Page 29

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

the investor signed up for the Plan. Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------


EMERGING MARKETS EQUITY FUND

The Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees). Mitchell Hutchins has appointed the investment sub-adviser, Emerging Markets Management, to be responsible for day-to-day management of the Fund's investments.


Antoine W. van Agtmael is primarily responsible for the day-to-day management of the Fund's Portfolio. Mr. van Agtmael is President of Emerging Markets Management, one of the largest, and first, firms to focus exclusively on investing in the markets of newly industrializing countries in Asia, Latin America, Southern and Eastern Europe and, most recently, Africa. Before founding Emerging Markets Management in 1987, Mr. van Agtmael was Deputy Director of the Capital Markets Department of the International Finance Corporation (IFC), the private sector arm of the World Bank (International Bank for Reconstruction and Development). Mr. van Agtmael has been the President of Emerging Markets Management for more than five years.


GLOBAL EQUITY FUND

The Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees). Mitchell Hutchins has appointed the investment sub-adviser, GE Investment Management, to be responsible for day-to-day management of the Fund's investments.


Ralph R. Layman is the head of the International Equity Team at GE Investment Management and serves as portfolio manager of the Fund, primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Layman has served in this capacity since the Fund's inception in 1991. He is a Chartered Financial Analyst and an Executive Vice President and Senior Investment Manager of GE Investment Management.

From 1989 to 1991, Mr. Layman served as Executive Vice President, partner and portfolio manager of Northern Capital Management Co. Prior to 1989 when he joined Northern, he was Vice President and portfolio manager of Templeton Investment Counsel, Inc., and Vice President of the Templeton Emerging Markets Fund.


Directly assisting Mr. Layman are Michael J. Solecki, Vice President of International Equities at GE Investments, and the rest of the International Equity Team. Mr. Solecki is a Chartered Financial Analyst and has been with GE Investment Management for six years. From 1992 to 1995, Mr. Solecki was a senior european analyst at GE Investment Management's London, England office. Prior to 1992, he was an international analyst with GE Investment Management. The International Equity Team is comprised of eleven analysts, seven of whom manage portfolios.


GLOBAL INCOME FUND

The Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees).


Stuart Waugh is primarily responsible for the day-to-day portfolio management of the Fund. Mr. Waugh


                              --------------------
                               Prospectus Page 30

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

has been involved with the Fund since its inception, first as an analyst and then as portfolio manager since 1993. Mr. Waugh is a vice president of PaineWebber Investment Series and a managing director of global fixed income investments of Mitchell Hutchins. Mr. Waugh has been employed by Mitchell Hutchins as a portfolio manager for more than the last five years.



William King assists in the management of the Fund. Mr. King joined Mitchell Hutchins in November 1995. Previously, he was at IBM Corporation where he was responsible for the management of IBM Pension Fund's global bond portfolio.


Other members of Mitchell Hutchins' international fixed income group provide input on market outlook, interest rate forecasts and other considerations pertaining to global fixed income investments.

                                    * * * *

Each board has determined that brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by the board.


Personnel of Mitchell Hutchins and each sub-adviser may engage in securities transactions for their own accounts pursuant to each firm's code of ethics that establishes procedures for personal investing and restricts certain transactions.


ABOUT THE INVESTMENT ADVISER



Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On September 30, 1996, Mitchell Hutchins was adviser or sub-adviser of 29 investment companies with 64 separate portfolios and aggregate assets of approximately $30.6 billion.



ABOUT THE SUB-ADVISERS



Emerging Markets Management, the investment sub-adviser to Emerging Markets Equity Fund, is located at 1001 North Nineteenth Street, Arlington, Virginia 22209, and concentrates its investment advisory activities in the area of emerging markets. The managing partner of Emerging Markets Management is Emerging Markets Investors Corporation, which provides its investment services to a variety of institutional and retail clients and had total assets under management of $3.6 billion as of September 30, 1996. Under the 1940 Act, Mr. van Agtmael is deemed to have a controlling interest in Emerging Markets Management.



GE Investment Management, the investment sub-adviser to Global Equity Fund, is located at 3003 Summer Street, Stamford, Connecticut 06905 and is a subsidiary of General Electric Company. Together with its affiliate, General Electric Investment Corporation (GE Investment Management and General Electric Investment Corporation are collectively referred to as 'GE Investments'), GE Investment Management is one of the largest independent investment managers in the United States. GE Investments and its predecessors have been managing mutual fund assets since 1935 and, as of September 30, 1996, had in excess of $56 billion in total assets under management.


MANAGEMENT FEES & OTHER EXPENSES


Each Fund pays Mitchell Hutchins a monthly fee for its services. For the fiscal year ended June 30, 1996, Emerging Markets Equity Fund paid advisory fees to Mitchell Hutchins at the annual rate of 1.62% of its average daily net assets. For the fiscal year ended August 31, 1996, Global Equity Fund paid advisory fees to Mitchell Hutchins at the annual rate of 0.85% of its average daily net assets. For the fiscal year ended October 31, 1995, Global Income Fund paid advisory fees to Mitchell Hutchins at the effective annual rate of 0.73% of its average daily net assets.



With respect to Emerging Markets Equity Fund, Mitchell Hutchins (not the Fund) pays Emerging Markets Management a fee for investment sub-advisory services at the annual rate of 1.12% of the Fund's average daily net assets. With respect to

Global Equity Fund, Mitchell Hutchins (not the Fund) pays GE Investment Management a fee for investment sub-advisory services at the annual rate of 0.31% of the Fund's average daily net assets.


Global Income Fund pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for services not provided by the Transfer Agent.


DISTRIBUTION ARRANGEMENTS



Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under distribution plans for Class A, Class B and Class C shares ('Class A Plan,' 'Class B Plan' and 'Class C Plan,' collectively, 'Plans'), each Fund pays Mitchell Hutchins:



o Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.


                              --------------------
                               Prospectus Page 31

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund


o Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares (0.50% for Class C shares of Global Income Fund).



Under the Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.



Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:




o Offset the commissions it pays to PaineWebber for selling each Fund's Class B and Class C shares, respectively.



o Offset each Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.



PaineWebber compensates investment executives when Class B and Class C shares are sold, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Funds or investors at the time of sale of Class B or C shares.



Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.



The Plans and the related distribution contracts for each class of shares ('Distribution Contracts') specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins's sole responsibility and not that of the Funds. Annually, the board of each Fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.


--------------------------------------------------------------------------------

                            DETERMINING THE SHARES'
                                NET ASSET VALUE

--------------------------------------------------------------------------------

The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.



Each Fund values its assets based on their current market value when market quotations are readily available. If that value is not readily available, assets are valued at fair value as determined in good faith by or under the direction of each Fund's board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments denominated in foreign currencies are valued daily in U.S. dollars based on the then-prevailing exchange rates. It should be recognized that judgment plays a greater role in valuing lower rated debt securities in which a Fund may invest, because there is less reliable, objective data available.


                              --------------------
                               Prospectus Page 32

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

--------------------------------------------------------------------------------
                               DIVIDENDS & TAXES
--------------------------------------------------------------------------------

DIVIDENDS


Emerging Markets Equity Fund and Global Equity Fund each pays an annual dividend from its net investment income and net short-term capital gain, if any. Each of these Funds distributes any net realized gain from foreign currency transactions with its dividend. Global Income Fund declares monthly dividends from its net investment income, which may be accompanied by distributions of net realized short-term capital gains and net realized gains from foreign currency transactions. Each Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, which distribution in the case of Global Income Fund, is accompanied by any undistributed net realized short-term capital gains and foreign currency gains. The Funds may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain.


Dividends and other distributions paid on each class of shares of each Fund are calculated at the same time and in the same manner. Dividends on Class B and Class C shares of the Funds are expected to be lower than those on their Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class might be affected differently by the allocation of other class-specific expenses. See 'General Information.'

The Funds' dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to the shareholder by check or credited to the shareholder's

PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES


Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and the net capital gain that it distributes to its shareholders.


Dividends from each Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or additional shares) are taxable to shareholders as a long-term capital gain, regardless of how long they have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING


Following the end of each calendar year, each Fund notifies its shareholders of the dividends and capital gain distributions paid (or deemed paid) for that year, their share of any foreign taxes paid by the Fund that year and any portion of those dividends that qualify for special treatment.


WITHHOLDING REQUIREMENTS

Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

When shareholders sell (redeem) shares, it may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares (which normally takes into account any initial sales charge paid on Class A shares). An exchange of any Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion

                              --------------------
                               Prospectus Page 33

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund

of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS



Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase, and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount will increase the basis of the PaineWebber mutual fund shares subsequently acquired.




No gain or loss will be recognized to a shareholder as a result of conversion of Class B shares into Class A shares.


                                    * * * *


Because the foregoing only summarizes some of the important tax considerations affecting the Funds and their shareholders, the Statement of AdditionalInformation contains more detail. There may be other Federal, state, local or foreign tax considerations applicable to a particular investor. Accordingly, prospective shareholders are urged to consult their tax advisers.


--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

EMERGING MARKETS EQUITY FUND


Emerging Markets Equity Fund is a diversified series of PaineWebber Investment Trust II, an open-end management investment company that was formed on August 10, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value of $0.001 per share.


GLOBAL EQUITY FUND



Global Equity Fund is a diversified series of PaineWebber Investment Trust ('Investment Trust'), an open-end management investment company that was formed on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value of $0.001 per share. Shares of one other series have been authorized.


GLOBAL INCOME FUND


Global Income Fund is a non-diversified series of PaineWebber Investment Series, an open-end management investment company that was formed on December 22, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.


SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.


Each share of each Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares, and dividends on Class A, Class B and Class C shares are likely to be lower than for Class Y shares, which bear the lowest expenses.


Class Y shares, which are offered only to limited groups of investors, are subject to neither an initial or contingent deferred sales charge nor ongoing service or distribution fees. More information concerning Class Y shares may be obtained from an

                              --------------------
                               Prospectus Page 34

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund


investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

Although each Fund is offering only its own shares, it is possible that a Fund might become liable for a misstatement in the Prospectus about another Fund. The board of each Fund has considered this factor in approving the use of a single, combined Prospectus.

VOTING RIGHTS


Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of any Fund (or Investment Trust, which has more than one series) may elect all of the board members of that Fund or of Investment Trust. The shares of a Fund will be voted together except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of all series of Investment Trust will be voted separately, except when an aggregate vote of all the securities is required by law.


SHAREHOLDER MEETINGS

The Funds do not intend to hold annual meetings.


Shareholders of record of no less than two-thirds of the outstanding shares of Investment Trust or a Fund, as applicable, may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of Investment Trust or a Fund, as applicable.


REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semi-annual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for Emerging Markets Equity Fund and Global Equity Fund and employs foreign sub-custodians to provide custody of the Funds' foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as custodian for Global Income Fund and employs foreign sub-custodians to provide custody of the Fund's foreign assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.




                              --------------------
                               Prospectus Page 35

                         ------------------------------

                                  PAINEWEBBER
                          EMERGING MARKETS EQUITY FUND
                         PAINEWEBBER GLOBAL EQUITY FUND
                         PAINEWEBBER GLOBAL INCOME FUND

                         PROSPECTUS -- OCTOBER 31, 1996

/ / PAINEWEBBER BOND FUNDS                    / / PAINEWEBBER STOCK FUNDS
   High Income Fund                               Capital Appreciation Fund
   Investment Grade Income Fund                   Financial Services Growth Fund
   Low Duration U.S. Government                   Growth Fund
     Income Fund                                  Growth and Income Fund
   Strategic Income Fund                          Small Cap Fund
   U.S. Government Income Fund                    Utility Income Fund
/ / PAINEWEBBER TAX-FREE BOND FUNDS           / / PAINEWEBBER GLOBAL FUNDS
   California Tax-Free Income Fund                Emerging Markets Equity Fund
   Municipal High Income Fund                     Global Equity Fund
   National Tax-Free Income Fund                  Global Income Fund
   New York Tax-Free Income Fund              / / PAINEWEBBER MONEY MARKET FUND
/ / PAINEWEBBER ASSET
   ALLOCATION FUNDS
   Balanced Fund
   Tactical Allocation Fund

A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

(Copyright) 1996 PaineWebber Incorporated

                              --------------------

                    PAINEWEBBER EMERGING MARKETS EQUITY FUND
                         PAINEWEBBER GLOBAL EQUITY FUND
                         PAINEWEBBER GLOBAL INCOME FUND
                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION


     The three funds named above (each a 'Fund' and, collectively, 'Funds') are series of professionally managed open-end management investment companies organized as Massachusetts business trusts (each a 'Trust' and, collectively, 'Trusts'). PaineWebber Emerging Markets Equity Fund ('Emerging Markets Equity Fund'), a diversified series of PaineWebber Investment Trust II ('Investment Trust II'), seeks long-term capital appreciation by investing primarily in equity securities of companies in newly industrializing countries. PaineWebber Global Equity Fund ('Global Equity Fund'), a diversified series of PaineWebber Investment Trust ('Investment Trust'), seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. PaineWebber Global Income Fund ('Global Income Fund'), a non-diversified series of PaineWebber Investment Series ('Investment Series'), seeks high current income and, secondarily, capital appreciation by investing primarily in high quality foreign and U.S. bonds.


     The investment adviser, administrator and distributor for each Fund is Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber'). As distributor for the Funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. Emerging Markets Management and GE Investment Management Incorporated ('GE Investment Management') (each a 'Sub-Adviser') serve as investment sub-advisers, respectively, for Emerging Markets Equity Fund and Global Equity Fund.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated October 31, 1996. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated October 31, 1996.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations.


     YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's, a division of The McGraw Hill Companies ('S&P'), and other nationally recognized statistical rating organizations ('NRSROs') are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and

S&P is included in the Appendix to this Statement of Additional Information. The Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.


     Global Income Fund is authorized to invest up to 20% of its net assets in non-investment grade debt securities--that is, debt securities that are not rated at the time of purchase within one of the four highest grades assigned by S&P or Moody's, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.


     The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructurings or defaults. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.



     RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of Fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. While the Funds generally invest only in securities that are traded on recognized exchanges or in over-the-counter markets, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. There may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts.


     To the extent that the Funds hold securities of foreign issuers, these securities may not be registered with the Securities and Exchange Commission ('SEC'), nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     The Funds may invest in foreign securities by purchasing American Depository Receipts ('ADRs') and also may purchase securities of foreign issuers in foreign markets and purchase European Depository Receipts ('EDRs') or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of each Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

     The Funds anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although each Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.


     In certain countries that currently prohibit direct foreign investment in the securities of their companies, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds that have been specifically authorized to invest directly in the relevant market. The Funds may invest in these investment funds and registered investment companies subject to the provisions of the Investment Company Act of 1940 ('1940 Act'). If a Fund invests in an investment fund, the Fund may bear its proportionate share of the costs incurred by such investment fund, including investment advisory fees, if any.


     Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

     FOREIGN SOVEREIGN DEBT. Investment by the Funds in debt securities issued by foreign governments and their political subdivisions or agencies ('Sovereign Debt') involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Funds may have limited legal recourse in the event of a default.

     Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

     A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

     The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Funds' investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While Mitchell Hutchins and the Sub-Advisers manage the Funds' portfolios in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.


     FOREIGN CURRENCY TRANSACTIONS. Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their holdings of foreign currencies to U.S. dollars on a daily basis. The Funds' foreign currencies generally will be held as 'foreign currency call accounts' at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Funds could suffer a loss of some or all of the amounts deposited. The Funds may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a 'spread,' which is the difference between the prices at which the dealers are buying and selling foreign currencies.



     U.S. GOVERNMENT SECURITIES. The Funds may invest in various direct obligations of the United States Treasury and obligations issued or guaranteed by the United States government or one of it agencies or instrumentalities (collectively, 'U.S. government securities'). Among the U.S. government securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States;

instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality.


     The U.S. government securities in which Global Income Fund may invest include mortgage-backed securities issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, which represent undivided ownership interests in pools of mortgages. The mortgages backing these securities include both fixed and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of the interest on and principal of these securities. The guarantees do not extend to the securities' market value, however, which is likely to vary inversely with fluctuations in interst rates, and the guarantees do not extend to the yield or value of the Fund's shares. These securities are 'pass-through' instruments through which the holders receive a share of the interest and principal payments from the mortgages underlying the securities, net of certain fees. The principal amounts of such underlying mortgages generally may be prepaid in whole or in part by the mortgagees at any time without penalty, and the prepayment characteristics of the underlying mortgages may vary. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. The Fund will reinvest prepaid amounts in other income producing securities, the yields of which will reflect interest rates prevailing at the time. Accelerated prepayments adversely affect yields for mortgage-backed securities purchased by the Fund at a premium and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for mortgage-backed securities purchased by the Fund at a discount.



     Emerging Markets Equity Fund may invest in exchange rate-related U.S. government securities. Such securities are indexed to certain specific foreign currency exchange rates and generally provide that the interest rate and/or principal amount will be adjusted upwards or downwards (but not below zero) to reflect changes in the exchange rate between two currencies while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal.



     ADDITIONAL INFORMATION ON GLOBAL EQUITY FUND'S INVESTMENTS. Global Equity Fund may invest in the following types of money market instruments in addition to the U.S. government securities noted above: obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated AAA or AA by S&P, Aaa or Aa by Moody's, or that have received an equivalent rating from another NRSRO, or if unrated, deemed by GE Investment Management to be of equivalent quality; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of foreign or domestic banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-1 by S&P or Prime-1 by Moody's, or the equivalent from another NRSRO, or, if unrated, of an issuer having an outstanding unsecured debt issue then rated within the three highest rating categories; and repurchase agreements meeting the conditions described below under 'Repurchase Agreements.' At no time will Global Equity Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.



     Global Equity Fund is authorized to invest in obligations of foreign banks or foreign branches of domestic banks that are traded in the United States or outside the United States, but that are denominated in U.S. dollars. These obligations entail risks that are different from those of investments in obligations of domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to foreign banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.



     ILLIQUID SECURITIES. Global Equity Fund and Global Income Fund each may invest up to 10% of its net assets, and Emerging Markets Equity Fund up to 15% of its net assets, in illiquid securities. The term 'illiquid securities' for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased over-the-counter ('OTC') options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or a Sub-Adviser, as applicable, have determined are liquid pursuant to guidelines established by each Fund's board of trustees (each sometimes referred to as a 'board'). The assets used as cover for OTC options written by the Funds will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Funds may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


     Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ('1933 Act'). However, to the extent that securities are freely tradeable in the country in which they are principally traded, they are not considered illiquid securities for purposes of the Funds' respective percentage limitation, even if they are not freely tradeable in the United States. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.


     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a 'safe harbor' from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

     Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or a Sub-Adviser, as applicable, pursuant to guidelines approved by the board. Mitchell Hutchins or the Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins or a Sub-Adviser monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the applicable board.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Fund if the other party to a repurchase agreement becomes insolvent.

     The Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or a Sub-Adviser to present minimal credit risks in accordance with guidelines established by each board. Mitchell Hutchins or the Sub-Adviser reviews and monitors the creditworthiness of those institutions under each board's general supervision.


     REVERSE REPURCHASE AGREEMENTS. Global Income Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 10% of the Fund's total assets. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See 'Investment Policies and Restrictions--Segregated Accounts.'


     LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend portfolio securities up to 33 1/3% of its total assets taken at market value to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains with that Fund's custodian bank acceptable collateral, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loans at any time. Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. Each Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.


     SHORT SALES 'AGAINST THE BOX'. Each Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales 'against the box') to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a Fund, and that Fund is obligated to replace the securities borrowed at a date in the future. When a Fund sells short, it will establish a margin account with the broker effecting the short sale, and will deposit collateral with the broker. In addition, the Fund will maintain with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.


     The Funds might make a short sale 'against the box' in order to hedge against market risks when Mitchell Hutchins or a Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by the Fund, or when Mitchell Hutchins or a Sub-Adviser wants to sell a security that a Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in the Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     SEGREGATED ACCOUNTS. When a Fund enters into certain transactions to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under 'Hedging Strategies,' segregated accounts may also be required in connection with certain transactions involving options, futures contracts or forward currency contracts (and, for Global Income Fund, certain interest rate protection transactions).


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, each Fund may purchase securities on a 'when-issued' or delayed delivery basis. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See 'Investment Policies and Restrictions--Segregated Accounts.' The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins or a Sub-Adviser deems it advantageous to do so, which may result in a gain or loss to the Fund.


INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a Fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

     Each Fund will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.


     (2) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.


     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

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     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     In addition, Emerging Markets Equity Fund and Global Equity Fund will not:

     (7) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions, which apply to each Fund, are non-fundamental and may be changed by the vote of the Fund's board without shareholder approval.

     Each Fund will not:

     (1) purchase or retain the securities of any issuer if the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins (and, for Emerging Markets Equity Fund and Global Equity Fund, the applicable Sub-Adviser) each owning beneficially more than 0.5% of the outstanding securities of the issuer own in the aggregate more than 5% of the securities of the issuer.

     (2) invest more than 10% of its net assets (15% of net assets for Emerging Markets Equity Fund) in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

     (3) purchase any security if as a result the Fund would have more than 5% of its total assets invested in securities of companies that together with any predecessors have been in continuous operation for less than three years.

     (4) make an investment in warrants, valued at the lower of cost or market, that exceeds 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange Inc. ('NYSE') or the American Stock Exchange, Inc., provided that such warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities. For purposes of this restriction, the term 'warrants' does not include options on debt securities, bond indices, foreign currencies or futures contracts.

     (5) change its investment policies to permit the Fund to invest more than 35% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins (or the Sub-Adviser) to be of comparable quality, without giving at least 30 days' advance notice to shareholders.

     (6) invest in real estate limited partnerships.

     (7) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (8) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (9) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (10) invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

     (11) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     In addition, Global Equity Fund will not:

     (12) invest in companies for the purpose of exercising control or management.

                               HEDGING STRATEGIES

     HEDGING INSTRUMENTS. Mitchell Hutchins and the Sub-Advisers may use a variety of financial instruments ('Hedging Instruments'), including certain options, futures contracts (sometimes referred to as 'futures') and options on futures contracts, to attempt to hedge each Fund's portfolio. In particular, each Fund may use the hedging instruments described below. Global Income Fund may use these strategies to attempt to enhance income and also may enter into certain interest rate protection transactions.

     OPTIONS ON SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

     OPTIONS ON SECURITIES INDEXES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

     SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

     GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as 'short hedges' and 'long hedges.' A short hedge is a purchase or sale of a Hedging Instrument intended to partially or fully offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transactions costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     The use of Hedging Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ('CFTC') and various state regulatory authorities. In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See 'Taxes.'

     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the Sub-Advisers expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins or the Sub-Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency contracts or other techniques are developed. Mitchell Hutchins or a Sub-Adviser, as applicable, may utilize these opportunities to the extent that they are consistent with each Fund's investment objective and permitted by each Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

     (1) Successful use of most Hedging Instruments depends upon the ability of

Mitchell Hutchins or the Sub-Advisers, as applicable, to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the Sub-Advisers are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.

     The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins or a Sub-Adviser projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, that Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) As described below, a Fund might be required to maintain assets as 'cover,' maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund was unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a Fund.

     COVER FOR HEDGING STRATEGIES. Transactions using Hedging Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ('covered') position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The Funds may purchase put and call options, and write (sell) covered put or call options, in the case of Emerging Markets Equity Fund and Global Equity Fund, on equity and debt securities and stock indices and on foreign currencies, and in the case of Global Income Fund, on debt securities in which it is authorized to invest and on foreign currencies. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under 'Investment Policies and Restrictions--Illiquid Securities.'

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.


     The Funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

     Generally, the OTC debt options or foreign currency options used by the Funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by each respective Fund's board without shareholder vote:


          (1) Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.




          (2) The aggregate value of securities underlying put options written by a Fund determined as of the date the put options are written will not exceed 50% of that Fund's net assets.



          (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock and bond indices and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of that Fund's net assets.


     FUTURES. The Funds may purchase and sell securities index futures contracts, interest rate futures contracts and foreign currency futures contracts. A Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, 'initial margin' consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent 'variation margin' payments are made to and from the futures broker daily as the value of the futures position varies, a process known as 'marking to market.' Variation margin does not involve borrowing, but rather represents a daily settlement of each Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, 'program trading' and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by each Fund's board without shareholder vote:

     (1) To the extent a Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are 'in-the-money') may not exceed 5% of that Fund's net assets.


     (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock or bond indices and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of that Fund's net assets.

     (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by a Fund will not exceed 5% of its total assets.

     FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. Each Fund may use options and futures on foreign currencies, as described above, and forward currency forward contracts, as described below, to hedge against movements in the values of the foreign currencies in which the Funds' securities are denominated. Such currency hedges can protect against price movements in a security a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Funds might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or the Sub-Advisers believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

     Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus,

the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     As noted above, each Fund also may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which Mitchell Hutchins or a Sub-Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, a Fund may use forward currency contracts to shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and Mitchell Hutchins or the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as 'cross hedging.' Use of a different foreign currency magnifies the risk that movements in the price of the Hedging Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Funds will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.


     INTEREST RATE PROTECTION TRANSACTIONS. Global Income Fund may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the 'notional principal amount') for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period.

     The Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.


     Global Income Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in 'Investment Policies and Restrictions--Segregated Accounts.' The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.


     Global Income Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the Trust's board of trustees. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

                             TRUSTEES AND OFFICERS

     The trustees and executive officers of each Trust, their ages, business addresses and principal occupations during the past five years are:


                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Margo N. Alexander**; 49                 Trustee and President     Mrs. Alexander is president, chief executive
                                                                     officer and a director of Mitchell Hutch-
                                                                     ins (since January 1995) and an executive
                                                                     vice president and a director of
                                                                     PaineWebber. Mrs. Alexander is president
                                                                     and a director or trustee of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.
Richard Q. Armstrong; 61                        Trustee            Mr. Armstrong is chairman and principal of
78 West Brother Drive                                                RQA Enterprises (management consulting
Greenwich, CT 06830                                                  firm) (since April 1991 and principal
                                                                     occupation since March 1995). Mr. Arm-
                                                                     strong is also a director of Hi Lo Auto-
                                                                     motive, Inc. He was chairman of the board,
                                                                     chief executive officer and co-owner of
                                                                     Adirondack Beverages (producer and
                                                                     distributor of soft drinks and spar-
                                                                     kling/still waters) (October 1993-March
                                                                     1995). Mr. Armstrong was a partner of the
                                                                     New England Consulting Group (management
                                                                     consulting firm) (December 1992-September
                                                                     1993). He was managing director of LVMH
                                                                     U.S. Corporation (U.S. subsidiary of the
                                                                     French luxury goods conglomerate, Luis
                                                                     Vuitton Moet Hennessey Corporation)
                                                                     (1987-1991) and chairman of its wine and
                                                                     spirits subsidiary, Schieffelin &
                                                                     Somerset Company (1987-1991). Mr.
                                                                     Armstrong is a director or trustee of 29
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.
E. Garrett Bewkes, Jr.**; 70          Trustee and Chairman of the  Mr. Bewkes is a director of Paine Webber
                                           Board of Trustees         Group Inc. ('PW Group') (holding company of
                                                                     PaineWebber and Mitchell Hutchins). Prior
                                                                     to December 1995, he was a consultant to PW
                                                                     Group. Prior to 1988, he was chairman of
                                                                     the board, president and chief executive
                                                                     officer of American Bakeries Company. Mr.
                                                                     Bewkes is also a director of Interstate

                                                                     Bakeries Corporation and NaPro BioTherapeu-
                                                                     tics, Inc. Mr. Bewkes is a director or
                                                                     trustee of 30 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Richard R. Burt; 49                             Trustee            Mr. Burt is chairman of International Equity
1101 Connecticut Avenue, N.W.                                        Partners (international investments and
Washington, D.C. 20036                                               consulting firm) (since March 1994) and a
                                                                     partner of McKinsey & Company (management
                                                                     consulting firm) (since 1991). He is also a
                                                                     director of American Publishing Company and
     Archer-Daniels-Midland Co. (agricultural
     commodities). He was the chief negotiator in
     the Strategic Arms Reduction Talks with the
     former Soviet Union (1989-1991) and the U.S.
     Ambassador to the Federal Republic of Germany
                                                                     (1985-1989). Mr. Burt is a director or
                                                                     trustee of 29 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Mary C. Farrell**; 46                           Trustee            Ms. Farrell is a managing director, senior
                                                                     investment strategist and member of
                                                                     the Investment Policy Committee
                                                                     of PaineWebber. Ms. Farrell joined
                                                                     PaineWebber in 1982. She is a member of the
                                                                     Financial Women's Association and Women's
                                                                     Economic Roundtable and is employed as a
                                                                     regular panelist on Wall $treet Week with
                                                                     Louis Rukeyser. She also serves on the
                                                                     Board of Overseers of New York University's
                                                                     Stern School of Business. Ms. Farrell is a
                                                                     director or trustee of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Meyer Feldberg; 54                              Trustee            Mr. Feldberg is Dean and Professor of
Columbia University                                                  Management of the Graduate School of
101 Uris Hall                                                        Business, Columbia University. Prior to
New York, New York 10027                                             1989, he was president of the Illinois
                                                                     Institute of Technology. Dean Feldberg is
                                                                     also a director of AMSCO International Inc.

                                                                     (medical instruments and supplies),
                                                                     Federated Department Stores, Inc. and New
                                                                     World Communications Group Incorporated.
                                                                     Dean Feldberg is a director or trustee of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
George W. Gowen; 67                             Trustee            Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                     Dunnington, Bartholow & Miller. Prior to
New York, New York 10017                                             May 1994, he was a partner in the law firm
                                                                     of Fryer, Ross & Gowen. Mr. Gowen is a
                                                                     director of Columbia Real Estate In-
                                                                     vestments, Inc. Mr. Gowen is a director or
                                                                     trustee of 29 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Frederic V. Malek; 59                           Trustee            Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Avenue, N.W.                                       Partners (investment bank) and a co-
Suite 350                                                            chairman and director of CB Commercial
Washington, D.C. 20004                                               Group Inc. (real estate). From January 1992
                                                                     to November 1992, he was campaign manager
                                                                     of Bush-Quayle '92. From 1990 to 1992, he
                                                                     was vice chairman and, from 1989 to 1990,
                                                                     he was president of Northwest Airlines
                                                                     Inc., NWA Inc. (holding company of North-
                                                                     west Airlines Inc.) and Wings Holdings Inc.
                                                                     (holding company of NWA Inc.). Prior to
                                                                     1989, he was employed by the Marriott
                                                                     Corporation (hotels, restaurants, airline
                                                                     catering and contract feeding), where he
                                                                     most recently was an executive vice
                                                                     president and president of Marriott Hotels
                                                                     and Resorts. Mr. Malek is also a director
                                                                     of American Management Systems, Inc.
                                                                     (management consulting and computer related
                                                                     services), Automatic Data Processing, Inc.,
                                                                     Avis, Inc. (passenger car rental), FPL
                                                                     Group, Inc. (electric services), and
                                                                     National Education Corporation and
                                                                     Northwest Airlines Inc. Mr. Malek is a
                                                                     director or trustee of 29 investment

                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Carl W. Schafer; 60                             Trustee            Mr. Schafer is president of the Atlantic
P.O. Box 1164                                                        Foundation (charitable foundation sup-
Princeton, NJ 08542                                                  porting mainly oceanographic exploration
                                                                     and research). He also is a director of
                                                                     Roadway Express, Inc. (trucking), The
                                                                     Guardian Group of Mutual Funds, Evans
                                                                     Systems, Inc. (a motor fuels, convenience
                                                                     store and diversified company), Hidden Lake
                                                                     Gold Mines Ltd., Electronic Clearing House,
                                                                     Inc., (financial transactions processing),
                                                                     Wainoco Oil Corporation and Nutraceutix,
                                                                     Inc. (biotechnology). Prior to January
                                                                     1993, he was chairman of the Investment
                                                                     Advisory Committee of the Howard Hughes
                                                                     Medical Institute. Mr. Schafer is a direc-
                                                                     tor or trustee of 29 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as an investment adviser.

John R. Torell, III; 57                         Trustee            Mr. Torell is chairman of Torell Management,
767 Fifth Avenue                                                     Inc. (financial advisory firm), chairman of
Suite 4605                                                           Telesphere Corporation (electronic provider
New York, NY 10153                                                   of financial information) and a partner of
                                                                     Zilkha & Company (merchant bank and private
                                                                     investment company). He is the former
                                                                     chairman and chief executive officer of
                                                                     Fortune Bancorp (1990-1991 and 1990-1994,
                                                                     respectively), the former chairman, presi-
                                                                     dent and chief executive officer of CalFed,
                                                                     Inc. (savings association) (1988 to 1989)
                                                                     and the former president of Manufacturers
                                                                     Hanover Corp. (bank) (prior to 1988). Mr.
                                                                     Torell is also a director of American Home
                                                                     Products Corp., New Colt Inc. (armament
                                                                     manufacturer) and Volt Information Sciences
                                                                     Inc. Mr. Torell is a director or trustee of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
T. Kirkham Barneby; 50                      Vice President         Mr. Barneby is a managing director and chief
                                        (Investment Trust only)      investment officer--quantitative investment
                                                                     of Mitchell Hutchins. Prior to September
                                                                     1994, he was a senior vice president at
                                                                     Vantage Global Management. Prior to June
                                                                     1993, he was a senior vice president at
                                                                     Mitchell Hutchins. Mr. Barneby is a vice
                                                                     president of four investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Teresa M. Boyle; 38                         Vice President         Ms. Boyle is a first vice president and man-
                                                                     ager--advisory administration of Mitchell
                                                                     Hutchins. Prior to November 1993, she was
                                                                     compliance manager of Hyperion Capital
                                                                     Management, Inc., an investment advisory
                                                                     firm. Prior to April 1993, Ms. Boyle was a
                                                                     vice president and manager--legal
                                                                     administration of Mitchell Hutchins. Ms.
                                                                     Boyle is a vice president of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

C. William Maher; 35                      Vice President and       Mr. Maher is a first vice president and a se-
                                          Assistant Treasurer        nior manager of the mutual fund finance
                                                                     division of Mitchell Hutchins. Mr. Maher is
                                                                     a vice president and assistant treasurer of
                                                                     30 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Dennis McCauley; 49                   Vice President (Investment   Mr. McCauley is a managing director and chief
                                             Series only)            investment officer--fixed income of
                                                                     Mitchell Hutchins. Prior to December 1994,
                                                                     he was director of fixed income
                                                                     investments of IBM Corporation. Mr.
                                                                     McCauley is a vice president of 19
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Ann E. Moran; 39                          Vice President and       Ms. Moran is a vice president of Mitchell
                                          Assistant Treasurer        Hutchins. Ms. Moran is also a vice presi-

                                                                     dent and assistant treasurer of 30 invest-
                                                                     ment companies for which Mitchell Hutchins
                                                                     or PaineWebber serves as investment
                                                                     adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Dianne E. O'Donnell; 44                   Vice President and       Ms. O'Donnell is a senior vice president and
                                               Secretary             deputy general counsel of Mitchell
                                                                     Hutchins. Ms. O'Donnell is a vice presi-
                                                                     dent and secretary of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Emil Polito; 36                             Vice President         Mr. Polito is a senior vice president and di-
                                                                     rector of operations and control for
                                                                     Mitchell Hutchins. From March 1991
                                                                     to September 1993, he was director of the
                                                                     Mutual Funds Sales Support and Service
                                                                     Center for Mitchell Hutchins and
                                                                     PaineWebber. Mr. Polito is also
                                                                     vice president of 30 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Victoria E. Schonfeld; 45                   Vice President         Ms. Schonfeld is a managing director and
                                                                     general counsel of Mitchell Hutchins. Prior
                                                                     to May 1994, she was a partner in the law
                                                                     firm of Arnold & Porter. Ms. Schonfeld is a
                                                                     vice president of 30 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Paul H. Schubert; 33                      Vice President and       Mr. Schubert is a first vice president and a
                                          Assistant Treasurer        senior manager of the mutual fund finance
                                                                     division of Mitchell Hutchins. From August
                                                                     1992 to August 1994, he was a vice
                                                                     president at Black Rock Financial
                                                                     Management, Inc. Prior to August 1992, he
                                                                     was an audit manager with Ernst & Young
                                                                     LLP. Mr. Schubert is a vice president and
                                                                     assistant treasurer of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.


Julian F. Sluyters; 36                    Vice President and       Mr. Sluyters is a senior vice president and
                                               Treasurer             the director of the mutual fund finance
                                                                     division of Mitchell Hutchins. Prior to
                                                                     1991, he was an audit senior manager with
                                                                     Ernst & Young LLP. Mr. Sluyters is a vice
                                                                     president and treasurer of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Mark A. Tincher; 41                         Vice President         Mr. Tincher is a managing director and chief
                                         (Investment Trust and       investment officer--U.S. equity invest-
                                       Investment Trust II only)     ments of Mitchell Hutchins. Prior to March
                                                                     1995, he was a vice president and directed
                                                                     the U.S. funds management and equity
                                                                     research areas of Chase Manhattan Private
                                                                     Bank. Mr. Tincher is a vice president of 14
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Stuart Waugh; 40                      Vice President (Investment   Mr. Waugh is a managing director and a
                                             Series only)            portfolio manager of Mitchell Hutchins
                                                                     responsible for global fixed income in-
                                                                     vestments and currency trading. Mr. Waugh
                                                                     is also a vice president of four other
                                                                     investment companies for which Mitchell
                                                                     Hutchins serves as investment adviser.

Keith A. Weller; 35                       Vice President and       Mr. Weller is a first vice president and as-
                                          Assistant Secretary        sociate general counsel of Mitchell
                                                                     Hutchins. Prior to May 1995, he was an
                                                                     attorney in private practice. Mr. Weller is
                                                                     a vice president and assistant secretary of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.


------------------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.


** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are 'interested persons' of each
   Fund as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


     Each Trust pays trustees who are not 'interested persons' of the Trust $1,000 annually for each series and $150 for each board meeting and each separate meeting of a board committee. Investment Trust II and Investment Series presently each has one series and thus pays each such trustee $1,000 annually, plus any additional amounts due for board or committee meetings. Investment Trust has two series and thus pays each such trustee $2,000 annually, plus any additional amounts due for board or committee meetings. Messrs. Feldberg and Torell serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional annual compensation, aggregating $15,000 each, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees own in the aggregate less than 1% of the outstanding shares of each Fund. Because PaineWebber, Mitchell Hutchins and, as applicable, a Sub-Adviser perform substantially all the services necessary for the operation of the Trusts and each Fund, the Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trusts for acting as a trustee or officer.

     The table below includes certain information relating to the compensation of the current trustees who held office with the Trusts or with other PaineWebber funds during the fiscal years indicated.

                               COMPENSATION TABLE


                                                                                                        TOTAL
                                                      AGGREGATE       AGGREGATE       AGGREGATE      COMPENSATION
                                                     COMPENSATION    COMPENSATION    COMPENSATION      FROM THE
                                                         FROM            FROM            FROM         TRUSTS AND
                                                      INVESTMENT      INVESTMENT      INVESTMENT       THE FUND
             NAME OF PERSON, POSITION                 TRUST II*        TRUST**        SERIES***      COMPLEX****
--------------------------------------------------   ------------    ------------    ------------    ------------
Richard Q. Armstrong,
  Trustee.........................................      $1,688          $2,625              --         $  9,000
Richard R. Burt,
  Trustee.........................................      $1,688          $2,625              --         $  7,750
Meyer Feldberg,
  Trustee.........................................      $1,688          $2,625          $7,000         $106,375
George W. Gowen,
  Trustee.........................................      $1,688          $2,625          $7,000         $ 99,750
Frederic V. Malek,
  Trustee.........................................      $1,688          $2,625          $7,000         $ 99,750
Carl W. Schafer,
  Trustee.........................................      $1,688          $2,625              --         $118,175
John R. Torell, III,
  Trustee.........................................      $1,688          $2,625              --         $ 28,125


------------------

     Only independent members of the board are compensated by the Trusts and identified above; trustees who are 'interested persons,' as defined by the 1940 Act, do not receive compensation.

   * Represents fees paid to each trustee during the fiscal year ended June 30, 1996.

  ** Represents fees paid to each trustee during the fiscal year ended August
     31, 1996.

 *** Represents fees paid to each trustee during the fiscal year ended October
     31, 1995.


**** Represents total compensation paid to each trustee during the calendar year ended December 31, 1995; no fund within the fund complex has a pension or retirement plan.



            BENEFICIAL OWNERSHIP OF GREATER THAN 5% OF FUND SHARES



     The following shareholder is shown in Emerging Markets Equity Fund's records as owning more than 5% of its shares:



Number and Percentage
        of Shares Beneficially
Name and Address*     Owned as of September 30, 1996
-----------------     ------------------------------
Subaru of New England...........623,513    (16.0%)



     The following shareholder is shown in Global Equity Fund's records as owning more than 5% of its shares:



Number and Percentage
        of Shares Beneficially
Name and Address*     Owned as of September 30, 1996
-----------------     ------------------------------
Northern Trust Company..........1,989,815    (6.1%)



--------------
* The shareholder listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019.


               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS


     INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to each Fund pursuant to separate contracts (each an 'Advisory Contract') with each Trust. Under the Advisory Contracts, each Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rates indicated below. Furthermore, under a service agreement ('Service Agreement') with Global Income Fund that is reviewed by its board annually, PaineWebber provides certain services to Global Income Fund not otherwise provided by the Fund's transfer agent.


     Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell

Hutchins. Expenses borne by each Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or

Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.


     For the fiscal years ended June 30, 1995 and June 30, 1996, Mitchell Hutchins waived part of its management fees and reimbursed Emerging Markets Equity Fund in the amounts of $81,217 and $538,618, respectively; during these periods, certain expense limitations were applicable which are no longer in effect. As of the date of this Statement of Additional Information, Mitchell Hutchins was voluntarily waiving part of its management fees and/or making reimbursements to Emerging Markets Equity Fund so that the Fund's 'Total Operating Expenses' were as listed in the Expense Table in the Prospectus. Mitchell Hutchins may discontinue these voluntary waivers/reimbursements at any time.


     Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Fund's board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.



     EMERGING MARKETS EQUITY FUND. Mitchell Hutchins acts as the investment adviser and administrator of Emerging Markets Equity Fund pursuant to an Advisory Contract with the Trust dated April 13, 1995. Under the Advisory Contract the Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the annual rate of 1.62% of the Fund's average daily net assets up to and including $100 million and 1.50% of amounts over $100 million. For the fiscal years ended June 30, 1996 and June 30, 1995 and for the period January 19, 1994 (commencement of operations) to June 30, 1994, the Fund paid (or accrued) to Mitchell Hutchins and/or Kidder Peabody Asset Management, Inc. ('KPAM') (the Fund's investment adviser prior to February 13, 1995) advisory and administrative fees of $867,093, $1,261,493 and $658,437, respectively.



     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with Emerging Markets Management, dated April 13, 1995 ('Sub-Advisory Contract'), pursuant to which Emerging Markets Management determines what securities will be purchased, sold or held by Emerging Markets Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Emerging Markets Management a fee in the amount of 1.12% of the Fund's average daily net assets up to and including $100 million and 0.90% of amounts over $100 million. Emerging Markets Management bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. Under the Sub-Advisory Contract (or a prior sub-advisory contract between KPAM and Emerging Markets Management) for the fiscal years ended June 30, 1996, June 30, 1995 and for the period January 19, 1994 (commencement of operations) through June 30, 1994, Mitchell Hutchins and/or KPAM paid (or accrued) fees of $599,472, $872,143 and $455,216, respectively, to Emerging Markets Management.



     Under the Sub-Advisory Contract, Emerging Markets Management will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, Emerging Markets Equity Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to the Trust, the Fund, its shareholders or Mitchell Hutchins to which Emerging Markets Management would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.


     GLOBAL EQUITY FUND. Mitchell Hutchins acts as the investment adviser and administrator of Global Equity Fund pursuant to an Advisory Contract dated August 25, 1995 with the Trust. Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.85% of the value of the Fund's average daily net assets up to and including

$500 million, 0.83% of amounts over $500 million and up to and including $1 billion, and 0.805% of amounts over $1 billion. For the fiscal years ended August 31, 1996, August 31, 1995, and August 31, 1994, the Fund paid (or accrued) to Mitchell Hutchins and/or KPAM (the Fund's investment adviser prior to February 13, 1995) advisory and administrative fees of $4,990,588, $2,109,091 and $2,339,156, respectively.



     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with GE Investment Management, dated August 25, 1995 ('Sub-Advisory Contract'), pursuant to which GE Investment Management determines what securities will be purchased, sold or held by the Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays GE Investment Management a fee, computed daily and paid monthly, at the annual rate of 0.31% of the value of its average daily net assets up to and including $500 million, 0.29% of amounts over $500 million up to and including $1 billion, and 0.265% of amounts over $1 billion. GE Investment Management bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. Under the Sub-Advisory Contract or a prior sub-advisory contract between KPAM and GE Investment Management for the fiscal year ended August 31, 1996, August 31, 1995 and August 31, 1994, Mitchell Hutchins and/or KPAM paid (or accrued) fees of $1,808,760, $1,523,282, and $1,637,409, respectively, to GE Investment
Management.


     Under the Sub-Advisory Contract, GE Investment Management will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, Global Equity Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to the Trust, the Fund, its shareholders or Mitchell Hutchins to which GE Investment Management would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

     The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of Global Equity Fund's outstanding voting securities on 60 days' notice to GE Investment Management, or by Global Equity on 60 days' written notice to Mitchell Hutchins.


     GLOBAL INCOME FUND. Mitchell Hutchins acts as the investment adviser and administrator of Global Income Fund pursuant to an Advisory Contract with the Trust dated April 21, 1988. Under the Advisory Contract the Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets up to and including $500 million, 0.725% of amounts in excess of $500 million and up to $1 billion, 0.70% of amounts in excess of $1 billion and up to $1.5 billion, 0.675% of amounts in excess of $1.5 billion and up to $2.0 billion, and 0.65% of amounts over $2 billion. For the fiscal years ended October 31, 1995, October 31, 1994 and

October 31, 1993, the Fund paid (or accrued) to Mitchell Hutchins advisory and administrative fees of $9,229,318, $12,723,592 and $11,643,584, respectively.


     Pursuant to the Service Agreement, for the fiscal years ended October 31, 1995, October 31, 1994 and October 31, 1993, Global Income Fund paid (or accrued) to PaineWebber $376,299, $487,859 and $467,885, respectively.

     NET ASSETS. The following table shows the approximate net assets as of September 30, 1996, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                                                                    NET ASSETS
INVESTMENT CATEGORY                                                                  ($ MIL)
---------------------------------------------------------------------------------   ----------
Domestic (excluding Money Market)................................................   $  5,616.6
Global...........................................................................      2,826.6
Equity/Balanced..................................................................      3,221.4
Fixed Income (excluding Money Market)............................................      5,221.2
     Taxable Fixed Income........................................................      3,586.3
     Tax-Free Fixed Income.......................................................      1,634.9
Money Market Funds...............................................................     22,177.7



     PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to codes of ethics that describe the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients. Personnel of each Sub-Adviser may also invest in securities for their own accounts pursuant to comparable codes of ethics.



     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class A, Class B and Class C shares of each Fund under separate distribution contracts with each Trust (collectively, 'Distribution Contracts') that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Shares of each of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to the Class A, Class B and Class C shares (collectively, 'Exclusive Dealer Agreements'), PaineWebber and its correspondent firms sell the Funds' shares.



     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares adopted by each Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ('Class A Plan,' 'Class B Plan' and 'Class C Plan,' collectively, 'Plans'), each Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of shares for each respective Fund. Under the Class B Plan, each Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. Under the Class C Plan, each Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% (in the case of Emerging Markets Equity Fund and Global Equity Fund) and 0.50% (in the case of Global Income Fund) of the average daily net assets of the Class C shares.



     Among other things, each Plan provides that (1) Mitchell Hutchins will submit to each Fund's board of trustees at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by each board of trustees, including those trustees who are not 'interested persons' of their respective Funds and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the respective Fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not 'interested persons' of a Fund shall be committed to the discretion of the trustees who are not 'interested persons' of that Fund.



     In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins allocates expenses attributable to the sale of each Class of each Fund's shares to such Class based on the ratio of sales of shares of such Class to the sales of all three Classes of shares. The fees paid by one Class of a Fund's shares will not be used to subsidize the sale of any other Class of Fund shares.

     For the fiscal year ended June 30, 1996 (for Emerging Markets Equity Fund),

August 31, 1996 (for Global Equity Fund) and October 31, 1995 (for Global Income
Fund), the Funds paid (or accrued) the following respective fees to Mitchell Hutchins under the Plans:


                                                                   EMERGING
                                                                   MARKETS       GLOBAL        GLOBAL
                                                                    EQUITY       EQUITY        INCOME
                                                                     FUND         FUND          FUND
                                                                   --------    ----------    ----------
Class A.........................................................   $ 65,762    $  828,741    $1,499,377
Class B.........................................................   $  2,704    $1,252,635    $5,822,394
Class C.........................................................   $144,997    $  732,335    $  538,004


     Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each Fund during the fiscal year ended June 30, 1996 (for Emerging Markets Equity Fund), August 31, 1996 (for Global Equity Fund) and October 31, 1995 (for Global Income Fund):


                                                                   EMERGING
                                                                   MARKETS       GLOBAL        GLOBAL
                                                                    EQUITY       EQUITY        INCOME
                                                                     FUND         FUND          FUND
                                                                   --------    ----------    ----------
                                                CLASS A
Marketing and advertising.......................................   $ 8,682     $1,433,220    $  335,668
Printing of prospectuses and statement of additional
  information...................................................   $   815     $      122    $    2,061
Branch network costs allocated and interest expense.............   $21,768     $  591,899    $3,764,453
Service fees paid to PaineWebber Investment Executives..........   $28,468     $  340,469    $  674,720

                                                CLASS B
Marketing and advertising.......................................   $ 5,667     $   58,093    $  203,843
Amortization of commissions.....................................   $   786     $  716,318    $2,756,777
Printing of prospectuses and statement of additional
  information...................................................   $   524     $       50    $    1,252
Branch network costs allocated and interest expense.............   $ 6,993     $  430,854    $3,047,478
Service fees paid to PaineWebber investment executives..........   $   268     $  128,838    $  655,020

                                                CLASS C
Marketing and advertising.......................................   $16,423     $  140,994    $   89,803
Amortization of commissions.....................................   $47,127     $  137,429    $  158,675
Printing of prospectuses and statement of additional
  information...................................................   $ 1,572     $      120    $      551

Branch network costs allocated and interest expense.............   $54,119     $  815,384    $1,110,149
Service fees paid to PaineWebber investment executives..........   $15,709     $   75,334    $   80,701

     'Marketing and advertising' includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the Funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. 'Branch network costs allocated and interest expense' consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Funds' shares, including the PaineWebber retail branch system.

     In approving the Funds' overall Flexible Pricing(Service Mark) system of distribution, each Trust's board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in each respective Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Funds' shares and (3) maintain the competitive position of the Funds in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

     In approving the Class A Plan, the trustees of each Fund considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case,
(3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

     In approving the Class B Plan, the trustees of each Fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7)

Mitchell Hutchins' shareholder service and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

     In approving the Class C Plan, the trustees of each Fund considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service-and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

     With respect to each Plan, the trustees considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The trustees also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of each Fund, which would increase if the Plan were successful and the Fund attained and maintained significant asset levels.


     Under the Distribution Contracts for the Class A shares for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts net of concessions to PaineWebber as exclusive dealer.




                                                                                        FISCAL YEAR END
                                                                                --------------------------------
                                                                                  1996        1995        1994
                                                                                --------    --------    --------
EMERGING MARKETS EQUITY FUND
Earned.......................................................................   $ 25,696    $135,474         N/A
Retained.....................................................................   $ 15,319    $ 74,510         N/A

GLOBAL EQUITY FUND
Earned.......................................................................   $229,588    $ 38,399         N/A
Retained.....................................................................   $137,428    $ 21,289         N/A

GLOBAL INCOME FUND
Earned.......................................................................        N/A    $ 43,136    $193,492
Retained.....................................................................        N/A    $ 26,258    $ 15,764



     For the fiscal periods shown, Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares.



                                                                              EMERGING
                                                                              MARKETS        GLOBAL        GLOBAL
                                                                               EQUITY        EQUITY        INCOME
                                                                                FUND          FUND          FUND
                                                                             ----------    ----------    -----------
                                                                                        FISCAL YEAR ENDED
                                                                             ---------------------------------------
                                                                              JUNE 30,     AUGUST 31,    OCTOBER 31,
                                                                                1996          1996          1995
                                                                             ----------    ----------    -----------
Class A...................................................................     $    0       $      0     $         0
Class B...................................................................     $1,233       $606,968     $ 2,395,994
Class C...................................................................     $   45       $  1,802     $         0

                             PORTFOLIO TRANSACTIONS


     Subject to policies established by each Fund's board, Mitchell Hutchins or a Sub-Adviser, as applicable, is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the Sub-Adviser seeks to obtain the best net results for a Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins and the Sub-Adviser generally seek reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a 'spread,' which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. For the fiscal years ended June 30, 1996, June 30, 1995 and the period January 19, 1994 (commencement of operations) to June 30, 1994, Emerging Markets Equity Fund paid $264,723, $531,901 and $363,528, respectively, in brokerage commissions. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Global Equity Fund paid $1,472,329, $850,531 and $780,022, respectively, in brokerage commissions. For the fiscal years ended October 31, 1995, October 31, 1994 and October 31, 1993, Global Income Fund did not pay any brokerage commissions.



     The Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. Each Fund's board of trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize PaineWebber to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended June 30, 1996 and June 30, 1995,
Emerging Markets Equity Fund paid no brokerage commissions to PaineWebber. For its last three fiscal years, Global Equity Fund paid no brokerage commissions to PaineWebber. For its last three fiscal years, Global Income Fund paid no brokerage commissions to PaineWebber.


     Transactions in futures contracts are executed through futures commission merchants ('FCMs'), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber are similar to those in effect with respect to brokerage transactions in securities.



     Consistent with the interests of the Funds and subject to the review of each Fund's board of trustees, Mitchell Hutchins or a Sub-Adviser may cause a Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide that Fund with research, analysis, advice and similar services. In return for such services, the Funds may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or the Sub-Adviser, as applicable, to that Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. For Global Equity Fund's fiscal year ended August 31, 1996, GE Investment Management directed $21,439,471 in portfolio transactions to brokers chosen because they provided research services, for which the Fund paid $24,245 in commissions.
For the fiscal year ended June 30, 1996, Emerging Markets Management directed none of Emerging Markets Equity Fund's portfolio transactions to brokers chosen for research services. For the fiscal year ended October 31, 1995, Mitchell Hutchins directed no portfolio transactions to brokers chosen for research services.



     For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins or the applicable Sub-Adviser seeks best execution. Although Mitchell Hutchins and the Sub-Adviser may receive certain research or execution services in connection with these transactions, Mitchell Hutchins and the Sub-Advisers will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins and the Sub-Advisers will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins or a Sub-Adviser may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or the Sub-Adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.

     Information and research services furnished by brokers or dealers through which or with which the Funds effect securities transactions may be used by Mitchell Hutchins or a Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or the Sub-Adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or the Sub-Advisers under the Sub-Advisory Contracts.

     Investment decisions for a Fund and for other investment accounts managed by Mitchell Hutchins or by a Sub-Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


     The Funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each Fund's board of trustees pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.


     PORTFOLIO TURNOVER. The Funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

     The Funds' respective portfolio turnover rates for the preceding two fiscal years were:


EMERGING MARKETS EQUITY FUND
Fiscal Year ended June 30, 1996.............................................................................    69%
Fiscal Year ended June 30, 1995.............................................................................    76%

GLOBAL EQUITY FUND
Fiscal Year ended August 31, 1996...........................................................................    33%
Fiscal Year ended August 31, 1995...........................................................................    40%

GLOBAL INCOME FUND
Fiscal Year ended October 31, 1995..........................................................................   113%
Fiscal Year ended October 31, 1994..........................................................................   108%

           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

     COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

     An 'eligible group of related Fund investors' can consist of any combination of the following:

          (a) an individual, that individual's spouse, parents and children;

          (b) an individual and his or her Individual Retirement Account
     ('IRA');

          (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

          (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by individual(s);

          (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

          (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

          (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

          (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

     RIGHTS OF ACCUMULATIONS-CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase

Class A shares of the Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

     WAIVERS OF SALES CHARGES-CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     Certain PaineWebber mutual funds offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing System on July 1, 1991 ('CDSC Funds'). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of the CDSC Funds, Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at the time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of the Funds, any waiver or reduction of the contingent deferred sales charge that applied to the Class B Shares of the CDSC Fund will apply to the Class B shares of the Funds acquired through the exchange.


     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Funds may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. This exchange privilege is available only in those jurisdictions where the sale of PaineWebber fund shares to be acquired through such exchange may be legally made. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce any exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.



     If conditions exist that make cash payments undesirable, the Funds reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Funds and valued in the same way as they would be valued for purposes of computing the Funds' net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.


     The Funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.


     AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of 'dollar cost averaging.' When the investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when a Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.



     SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the 'Initial Account Balance' (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Funds of sufficient Fund shares to provide the withdrawal payment specified by participants in the Funds' systematic withdrawal plan. The payment generally is mailed approximately five Business Days (defined under 'Valuation of Shares') after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under 'Dividends & Taxes' in the Prospectus. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ('Transfer Agent'). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.


     REINSTATEMENT PRIVILEGE-CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in a Fund without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in 'Dividends & Taxes' in the Prospectus.



     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.


PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SERVICE MARK)
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(REGISTERED) (RMA)(REGISTERED)

     Shares of PaineWebber mutual funds (each a 'PW Fund' and, collectively, the 'PW Funds') are available for purchase through the RMA Resource Accumulation Plan ('Plan') by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ('RMA accountholders'). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under 'Valuation of Shares') after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

     To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

     The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

     Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of 'dollar cost averaging.' By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

     In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:


     o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(Registered) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;



     o comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

     o automatic 'sweep' of uninvested cash into the RMA accountholder's choice of one of the seven RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA Connecticut Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

     o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

     o Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

     o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;


     o expanded account protection to $50 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and


     o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

     The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

     Class B shares of the Funds will automatically convert to Class A shares, based on the relative net asset values per share of the two Classes, as of the close of business on the first Business Day (as defined under 'Valuation of Shares') of the month in which the sixth anniversary of the initial issuance of such Class B shares of each Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or

(ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If the shareholder acquired Class B shares of each Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion will be determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion into Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

     The availability of the conversion feature is subject to (1) the continuing applicability of a ruling of the Internal Revenue Service that the dividends and other distributions paid on Class A and Class B shares will not result in 'preferential dividends' under the Internal Revenue Code and (2) the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares of the Funds would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that these conditions for the availability of the conversion feature will not continue to be met.

                              VALUATION OF SHARES

     The Funds determine their net asset values per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the Sub-Adviser as the primary market. Securities traded in the OTC market and listed on The Nasdaq Stock Market, Inc. ('Nasdaq') are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each Fund's board. In valuing lower rated corporate debt securities it should be recognized that judgment often plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Funds' custodian. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board of a Fund determines that this does not represent fair value.


     Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in a computation of the Funds' net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of each Fund's board of trustees. The foreign currency exchange transactions of the Funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

                            PERFORMANCE INFORMATION

     The Funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ('Standardized Return') used in each Fund's Performance Advertisements are calculated according to the following formula:

         P(1 + T)n  =  ERV
      where:     P  =  a hypothetical initial payment of $1,000 to purchase shares of a specified Class
                 T = average annual total return of shares of that Class n = number of years
               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment at the beginning of that period.


     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or 'T' in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge (4.0% for Global Income Fund) is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.


     The Funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ('Non-Standardized Return'). The Funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.


     The following table shows performance information for the Class A, Class B and Class C shares of the Funds for the periods indicated. All returns for periods of more than one year are expressed as an average return.


                          EMERGING MARKETS EQUITY FUND


                                                                                        CLASS A    CLASS B    CLASS C
                                                                                        -------    -------    -------
Fiscal year ended June 30, 1996:
  Standardized Return*...............................................................    (1.28)%     N/A        1.79%
  Non-Standardized Return............................................................      3.39%     N/A        2.79%
Inception** to June 30, 1996:
  Standardized Return*...............................................................    (8.48)%     3.87%     (7.39)%
  Non-Standardized Return............................................................    (6.73)%     8.87%     (7.39)%


------------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.

** The inception date for each Class of shares is as follows: Class A--January
   19, 1994, Class B--December 5, 1995, and Class C--January 19, 1994. Return information for Class B shares has not been annualized and reflects results for the period December 5, 1995 through June 30, 1996.

                               GLOBAL EQUITY FUND


                                                                                     CLASS A    CLASS B    CLASS C
                                                                                     -------    -------    -------
Fiscal year ended August 31, 1996:
  Standardized Return*............................................................     3.20%      2.18%      6.18%
  Non-Standardized Return.........................................................     8.06%      7.18%      7.18%
Inception** to August 31, 1996:
  Standardized Return*............................................................     9.65%      2.08%      9.61%
  Non-Standardized Return.........................................................    10.71%      6.98%      9.61%


------------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.
** The inception date for each Class of shares is as follows: Class A--November
   14, 1991, Class B--August 25, 1995, and Class C--May 10, 1993.

                               GLOBAL INCOME FUND


                                                                                     CLASS A    CLASS B    CLASS C
                                                                                     -------    -------    -------
Year ended April 30, 1996:
  Standardized Return*............................................................    3.66%      2.16%      6.69%
  Non-Standardized Return.........................................................    8.02%      7.16%      7.44%
Five years ended April 30, 1996:
  Standardized Return*............................................................     N/A       5.94%       N/A
  Non-Standardized Return.........................................................     N/A       6.25%       N/A
Inception** to April 30, 1996:
  Standardized Return*............................................................    6.37%      9.41%      5.51%
  Non-Standardized Return.........................................................    7.26%      9.41%      5.51%


------------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.
** The inception date for each Classes of shares is follows: Class A--July 1, 1991, Class B--March 20, 1987, and Class C--July 2, 1992.

     YIELD. Yields used in Global Income Fund's Performance Advertisements are calculated by dividing the Fund's interest income attributable to a Class of shares for a 30-day period ('Period'), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) at the end of the Period. Yield quotations are calculated according to the following formula:

                               a-b
                YIELD  =   2[( --- +1) 6 - 1]
                                cd

where: a  =  interest earned during the Period attributable to a Class of shares

       b  =  expenses accrued for the Period attributable to a Class of shares
             (net of reimbursements)

       c = the average daily number of shares of a Class outstanding during the Period that were entitled to receive dividends

       d = the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the Period.

     Except as noted below, in determining interest income earned during the Period (variable 'a' in the above formula), Global Income Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. With respect to Class A shares, in calculating the maximum offering price per share at the end of the Period (variable 'd' in the above formula) the Fund's current maximum 4% initial sales charge on Class A shares is included. For the 30-day period ended April 30, 1996, the yields for its Class A shares, Class B shares and Class C shares were 4.95%, 4.45% and 4.71%, respectively.




     OTHER INFORMATION. In Performance Advertisements, the Funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ('Lipper'), CDA Investment Technologies, Inc. ('CDA'), Wiesenberger Investment Companies Service ('Wiesenberger'), Investment Company Data, Inc. ('ICD') or Morningstar Mutual Funds ('Morningstar'), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ('S&P 500'), the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Salomon Brothers Non-U.S. Dollar Index, the Morgan Stanley Capital International World Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.


     The Funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. 'Compounding' refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.


     The Funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the Funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any of the Funds involves greater risks than an investment in either a money market fund or a CD.

     Each Fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.


              Common Stock                    $10,507
              Long-Term Gov't Bonds              $314
              Treasury Bills                     $127
              Inflation/CPI                       $85


The chart is shown for illustrative purposes only and does not represent any Fund's performance. These returns consist of income, capital appreciation (or depreciation), and should not be considered an indication or guarantee of future investments results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500 Index, an unmanaged weighted index comprising 500 widely held common stock and varying in composition. Unlike investors in bonds and Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.
------------------
Source: Stocks, Bonds, Bills and Inflation 1996 Yearbook(Trademark) Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

     Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1995, stocks beat all other traditional asset classes. A $10 investment in the S&P 500 grew to $10,507, significantly more than any other investment.

                                     TAXES


     In order to continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ('Distribution Requirement') and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income

(including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ('Income Requirement'); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ('Short-Short Limitation'); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of that Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by each Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


     Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively 'foreign taxes') that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes; (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources; and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


     Each Fund will be subject to a nondeductible 4% excise tax ('Excise Tax') to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Fund may invest in the stock of 'passive foreign investment companies' ('PFICs') if such stock is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any 'excess distribution' received on the stock of a PFIC or of any gain from disposition of such stock (collectively 'PFIC income'), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a 'qualified electing fund' ('QEF'), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which may have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


     Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to 'mark-to-market' their stock in certain PFICs. 'Marking-to-market,' in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, also will be subject to the Short-Short Limitation if they are held for less than three months and are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities).



     If a Fund satisfies certain requirements, any increase in value of a position that is part of a 'designated hedge' will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options, futures, and forward currency contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



     Global Income Fund may acquire zero coupon U.S. Treasury securities issued with original issue discount. As a holder of such securities, the Fund must include in its gross income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or certain options, futures, forward currency contracts or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                               OTHER INFORMATION


     Each Trust is an entity of the type commonly known as a 'Massachusetts business trust.' Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the Trust or Fund. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust or the Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the Fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.



     Prior to November 1, 1995, the name of Emerging Markets Equity Fund was 'Mitchell Hutchins/Kidder Peabody Emerging Markets Equity Fund.' Prior to February 13, 1995, the name of the Fund was 'Kidder, Peabody Emerging Markets Equity Fund.' Prior to November 10, 1995, the Fund's Class C shares were called 'Class B' shares. New Class B shares were not offered prior to December 5, 1995.


     Prior to August 25, 1995, the name of Global Equity Fund was 'Mitchell Hutchins/Kidder, Peabody Global Equity Fund.' Prior to November 10, 1995, the Fund's Class B shares were known as 'Class E' shares and its Class C shares were known as 'Class B' shares.

     Prior to July 1, 1991, the name of Global Income Fund was 'PaineWebber Master Global Income Fund.' Prior to November 10, 1995, the Fund's Class C shares were known as 'Class D' shares.

     CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific Classes of the Fund's shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the transfer agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for Emerging Markets Equity Fund and Global Equity Fund. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for Global Income Fund.

                              FINANCIAL STATEMENTS


     Each Fund's Annual Report to Shareholders for the last fiscal year is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated herein by this reference. The Semi-Annual Report to Shareholders for Global Income Fund is a separate document supplied with this Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated herein by reference.

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as a 'gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF S&P CORPORATE DEBT RATINGS

     AAA.  An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the higher rated issues only in small degree; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ------------------

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
Investment Policies and Restrictions...........     1
Hedging Strategies.............................     9
Trustees and Officers..........................    17
Investment Advisory and Distribution
  Arrangements.................................    24
Portfolio Transactions.........................    31
Reduced Sales Charges, Additional Exchange and
  Redemption Information and Other Services....    33
Conversion of Class B Shares...................    36
Valuation of Shares............................    37
Performance Information........................    37
Taxes..........................................    41
Other Information..............................    44
Financial Statements...........................    44
Appendix.......................................   A-1


(Copyright)1996 PaineWebber Incorporated

                                                                     PaineWebber
                                                                Emerging Markets
                                                                     Equity Fund
                                                                     PaineWebber
                                                              Global Equity Fund
                                                                     PaineWebber
                                                              Global Income Fund

                                             Statement of Additional Information
                                                                October 31, 1996
                                                                     PAINEWEBBER

                         ------------------------------


                                  PAINEWEBBER
                          EMERGING MARKETS EQUITY FUND
                         PAINEWEBBER GLOBAL EQUITY FUND
                         PAINEWEBBER GLOBAL INCOME FUND
                                 CLASS Y SHARES

             1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                         PROSPECTUS -- OCTOBER 31, 1996


   PaineWebber Global Funds are designed for investors generally seeking long-term growth by investing mainly in foreign stocks or high current income by investing mainly in global debt instruments. PaineWebber Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in newly industrializing countries. PaineWebber Global Equity Fund seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. PaineWebber Global Income Fund seeks high current income and, secondarily, capital appreciation by investing primarily in high quality foreign and U.S. bonds.


   This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read it carefully and retain a copy of this Prospectus for future reference.

   A Statement of Additional Information dated October 31, 1996 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

   THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

        The PaineWebber Family of Mutual Funds consists of six broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. Emerging Markets Equity Fund, Global Equity Fund and Global Income Fund are all in the GLOBAL category.

/ / MONEY MARKET FUND for income and stability by          / / ASSET ALLOCATION FUNDS for long-term growth and
    investing in high-quality, short-term investments.         income by investing in stocks and bonds.

/ / BOND FUNDS for income by investing mainly in bonds.    / / STOCK FUNDS for long-term growth by investing mainly
                                                               in stocks.


/ / TAX-FREE BOND FUNDS for income exempt from federal     / / GLOBAL FUNDS for long-term growth by investing mainly
    income taxes and, in some cases, state and local           in foreign stocks or high current income by investing
    income taxes, by investing in municipal bonds.             mainly in global debt instruments.

   A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.

   NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


   The Class Y shares described in this Prospectus are currently offered for sale only to limited groups of investors. See 'How to Buy Shares.'



   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             ---------------------
                               Prospectus Page 1

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                           PAGE
                                           ----

The Funds at a Glance...................     3

Expense Table...........................     5

Financial Highlights....................     6

Investment Objectives & Policies........     9

Investment Philosophy & Process.........    10

Performance.............................    12

The Funds' Investments..................    15

How to Buy Shares.......................    19

How to Sell Shares......................    20

Management..............................    21

Determining the Shares' Net Asset
  Value.................................    22

Dividends & Taxes.......................    23

General Information.....................    24

                              --------------------
                               Prospectus Page 2

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund


                             THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete or balanced investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

EMERGING MARKETS EQUITY FUND


GOAL: To increase the value of your investment by investing primarily in equity securities of companies in newly industrializing countries.



INVESTMENT OBJECTIVE: Long-term capital appreciation.


RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. Investors in the Fund should be able to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets, in which the Fund seeks to invest most of its assets. Most of the foreign securities held by the Fund are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. The Fund may use derivatives, such as options, futures and forward currency contracts, which may involve additional risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.


SIZE: On September 30, 1996, the Fund had over $38.0 million in net assets.

GLOBAL EQUITY FUND


GOAL: To increase the value of your investment by investing primarily in equity securities of U.S. and foreign companies.


INVESTMENT OBJECTIVE: Long-term growth of capital.

RISKS: Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because the Fund invests primarily in equity securities, its price will rise and fall. Investors in the Fund should be able to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. Most of the foreign securities held by the Fund are denominated in foreign currencies, and the value of these investments thus can be adversely affected by fluctuations in foreign currency values. The Fund may use derivatives, such as options, futures and forward currency contracts, which may involve additional risks. Investors may lose money by investing in the Fund; the investment is not guaranteed.

SIZE: On September 30, 1996, the Fund had over $566.8 million in net assets.

GLOBAL INCOME FUND


GOAL: To provide high current income and, secondarily, capital appreciation by investing primarily in high quality foreign and U.S. bonds.


INVESTMENT OBJECTIVE: The primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective.


RISKS: The Fund invests primarily in bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's investments. Credit risk is the risk that adverse changes in economic conditions will affect an issuer's ability to pay interest and principal. Investors in the Fund should be able to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets, in which the Fund may invest. Most of the foreign securities held by the Fund are denominated in foreign currencies, and the value of these investments thus can be adversely affected by fluctuations in foreign currency values. Certain investment grade bonds in which the Fund may invest have speculative characteristics. The Fund may also invest in bonds rated below investment grade, which are subject to greater risks of default or price fluctuation than investment grade bonds and are considered predominantly speculative. The

                              --------------------
                               Prospectus Page 3

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                             THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------


Fund may use derivatives, such as options, futures, forward currency contracts and interest rate protection transactions, which may involve additional risks. As a non-diversified fund as defined in the Investment Company Act of 1940 ('1940 Act'), the Fund is subject to greater risk than funds that have a broader range of investments. Investors may lose money by investing in the Fund; the investment is not guaranteed.


SIZE: On September 30, 1996, the Fund had over $937.2 million in net assets.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), an asset management subsidiary of PaineWebber Incorporated ('PaineWebber'), is the investment adviser and administrator of Emerging Markets Equity Fund, Global Equity Fund and Global Income Fund (each a 'Fund' and, collectively, the 'Funds'). Mitchell Hutchins has appointed Emerging Markets Management as the investment sub-adviser for Emerging Markets Equity Fund and GE Investment Management Incorporated ('GE Investment Management') as the investment sub-adviser for Global Equity Fund.


WHO SHOULD INVEST

EMERGING MARKETS EQUITY FUND is for investors who want long-term capital appreciation. The Fund seeks to achieve this by investing primarily in equity securities of companies in newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa ('emerging markets'). Over time, foreign stocks have shown greater growth potential than many other types of securities. However, because their value tends to fluctuate more than that of U.S. stocks, investors must be willing to tolerate volatility in the value of the Fund's investments. These risks are greater with respect to securities of issuers located in emerging markets. Accordingly, Emerging Markets Equity Fund is designed for investors who are able to bear the risk that comes with investment in equity securities of emerging market issuers.


GLOBAL EQUITY FUND is for investors who want long-term growth of capital. The Fund seeks to achieve this by investing primarily in equity securities of U.S. and foreign companies. Over time, foreign stocks have shown greater growth potential than many other types of securities. However, because their value tends to fluctuate more than that of U.S. stocks, investors must be willing to tolerate volatility in the value of the Fund's investments. Accordingly, Global Equity Fund is designed for investors who are able to bear the risk that comes with investments in foreign equity securities.
GLOBAL INCOME FUND is for investors who want high current income consistent with prudent investment risk and, secondarily, capital appreciation. The Fund seeks to achieve this by investing primarily in high quality debt securities issued or guaranteed by foreign governments, by the U.S. government, by their respective agencies or instrumentalities or by supranational organizations, or issued by foreign or U.S. companies. Investors in the Fund should be willing to assume the special risks of investing in foreign securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. Accordingly, Global Income Fund is designed for investors who are able to bear the risk that comes with investments in foreign securities.

HOW TO PURCHASE CLASS Y SHARES

Eligible investors may purchase Class Y shares of the Funds as follows:

The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order.

Investors do not pay an initial sales charge when they buy Class Y shares. 100% of their purchase is immediately invested. Investors also do not pay a redemption fee or contingent deferred sales charge when they sell Class Y shares.

                              --------------------
                               Prospectus Page 4

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                                 EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in Class Y shares of the Funds. Expenses shown below represent those incurred for the most recent fiscal year.

SHAREHOLDER TRANSACTION EXPENSES                               CLASS Y
                                                               -------
Maximum Sales Charge on Purchases of Shares (as a % of
  offering price)...........................................     None
Sales Charge on Reinvested Dividends (as a % of offering
  price)....................................................     None
Maximum Contingent Deferred Sales Charge (as a % of net
  asset value at the time of purchase or sale, whichever is
  less).....................................................     None
Exchange Fee................................................     None


Maximum Annual Investment Advisory Fee Payable by
  Shareholders through INSIGHT Investment Advisory Program
  ('Insight') (as a % of average daily value of shares held)
  (1).......................................................     1.50%

ANNUAL FUND OPERATING EXPENSES (as a % of average net
  assets) (2)
EMERGING MARKETS EQUITY FUND
Management Fees.............................................     1.62%
12b-1 Fees..................................................     0.00
Other Expenses (after fee waivers and/or expense
  reimbursements)*..........................................     0.57
                                                               -------
Total Operating Expenses (after fee waivers and/or expense
  reimbursements)*..........................................     2.19%
                                                               -------
                                                               -------
GLOBAL EQUITY FUND
Management Fees.............................................     0.85%
12b-1 Fees..................................................     0.00
Other Expenses..............................................     0.32
                                                               -------
Total Operating Expenses....................................     1.17%
                                                               -------
                                                               -------
GLOBAL INCOME FUND
Management Fees.............................................     0.73%
12b-1 Fees..................................................     0.00
Other Expenses+.............................................     0.18
                                                               -------
Total Operating Expenses+...................................     0.91%
                                                               -------
                                                               -------


------------------
(1) Participation in INSIGHT is subject to an advisory fee at the maximum annual rate of 1.50% of assets held through INSIGHT (generally charged quarterly in advance, which may be charged to the INSIGHT participant's PaineWebber account).


(2) See 'Management' for additional information. The management fees payable to Mitchell Hutchins by Emerging Markets Equity Fund are greater than those paid by most funds.



 * Without taking into account fee waivers and/or expense reimbursements, 'Other Expenses' and 'Total Operating Expenses' for Class Y shares of Emerging Markets Equity Fund would have been 1.67% and 3.29%, respectively.



 + Does not include 0.04% in non-recurring reorganization expenses that were incurred during the fiscal year ended October 31, 1995. If those expenses were included, 'Other Expenses' and 'Total Operating Expenses' would have been 0.22% and 0.95%, respectively.



EXAMPLES OF EFFECT OF FUND EXPENSES

     The following examples should assist investors in understanding various costs and expenses incurred as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ('SEC') applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

     An investor would, pay the following expenses, directly or indirectly, on a $1,000 investment in the Fund, assuming a 5% annual return:


EMERGING MARKETS EQUITY FUND(1)
EXAMPLE                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------  -------   --------   --------   ---------
Class Y............................    $22       $ 69       $117       $ 252
GLOBAL EQUITY FUND

EXAMPLE                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------  -------   --------   --------   ---------
Class Y............................    $12       $ 37       $ 64       $ 142
GLOBAL INCOME FUND

EXAMPLE                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------  -------   --------   --------   ---------
Class Y............................    $ 9       $ 29       $ 50       $ 112


------------------
(1) Fund expenses shown are net of waivers and/or reimbursements made by Mitchell Hutchins. Without such waivers and/or reimbursements, the expenses on a $1,000 investment at the end of one, three, five and ten years would have been
$      , $      , $      and $     , respectively.

                              --------------------
                               Prospectus Page 5

                         ------------------------------


PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND

The following tables provide investors with data and ratios for one Class Y share for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in Emerging Markets Equity Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1996 and the report of Ernst & Young LLP, independent auditors, appearing in the Fund's Annual Report to Shareholders. The financial statements, accompanying notes and auditors' report are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to the fiscal year ended June 30, 1996, have been audited by Ernst & Young LLP, independent auditors. The financial information for the prior years was audited by another independent accounting firm, whose reports thereon were unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.



                                                                                                CLASS Y**
                                                                       ------------------------------------------------------------
                                                                                       FOR THE YEARS ENDED JUNE 30,
                                                                       ------------------------------------------------------------
                                                                                   1996                            1995
                                                                             ----------------                ----------------
Net asset value, beginning of period................................             $   9.75                        $  10.80
                                                                              -----------                     -----------
Net investment income (loss)........................................                (0.01)                           0.01
Net realized and unrealized gains (losses) from investment and
  foreign currency transactions.....................................                 0.37                           (0.99)
                                                                              -----------                     -----------
Net increase (decrease) from investment operations..................                 0.36                           (0.98)
                                                                              -----------                     -----------
Dividends from net investment income................................                   --                           (0.07)
                                                                              -----------                     -----------
Net asset value, end of period......................................             $  10.11                        $   9.75
                                                                              -----------                     -----------
                                                                              -----------                     -----------
Total investment return (1).........................................                 3.69%                          (9.03)%
                                                                              -----------                     -----------
                                                                              -----------                     -----------
Ratios/Supplemental Data:
Net assets, end of period (000's)...................................             $ 12,979                        $ 12,332
Expenses, net of fee waivers, to average net assets.................                 2.19%                           2.19%
Expenses, before fee waivers, to average net assets.................                 3.29%                           2.29%

Net investment income (loss), net of fee waivers, to average net
  assets............................................................                (0.15)%                         (0.51)%
Net investment income (loss), before fee waivers, to average net
  assets............................................................                (1.25)%                         (0.61)%
Portfolio turnover..................................................                   69%                             76%

                                                                         CLASS Y**
                                                                      --------------
                                                                      FOR THE PERIOD
                                                                      JAN. 19, 1994+
                                                                            TO
                                                                      JUNE 30, 1994
                                                                      --------------
Net asset value, beginning of period................................     $  12.00
                                                                      --------------
Net investment income (loss)........................................         0.05
Net realized and unrealized gains (losses) from investment and
  foreign currency transactions.....................................        (1.25)
                                                                      --------------
Net increase (decrease) from investment operations..................        (1.20)
                                                                      --------------
Dividends from net investment income................................           --
                                                                      --------------
Net asset value, end of period......................................     $  10.80
                                                                      --------------
                                                                      --------------
Total investment return (1).........................................       (10.00)%
                                                                      --------------
                                                                      --------------
Ratios/Supplemental Data:
Net assets, end of period (000's)...................................     $ 15,435
Expenses, net of fee waivers, to average net assets.................         2.22%*
Expenses, before fee waivers, to average net assets.................         2.22%*
Net investment income (loss), net of fee waivers, to average net
  assets............................................................         0.97%*
Net investment income (loss), before fee waivers, to average net
  assets............................................................         0.97%*
Portfolio turnover..................................................            8%


------------------




  + Commencement of issuance of shares.



  * Annualized




 ** Formerly Class C shares



(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.


                              --------------------
                               Prospectus Page 6

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

GLOBAL EQUITY FUND


The following tables provide investors with data and ratios for one Class Y share for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in Global Equity Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and the report of Ernst & Young LLP, independent auditors, appearing in the Fund's Annual Report to Shareholders. The financial statements, accompanying notes and auditors' report are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to each of the two years in the period ended Augsut 31, 1996, have been audited by Ernst & Young LLP, independent auditors. The financial information for the prior years was audited by another independent accounting firm, whose reports thereon were unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.




                                                                                    GLOBAL EQUITY FUND
                                                                  ------------------------------------------------------

                                                                                        CLASS Y**
                                                                  ------------------------------------------------------
                                                                           FOR THE YEARS
                                                                               ENDED                       FOR THE
                                                                             AUGUST 31,                     PERIOD
                                                                  --------------------------------      MAY 10, 1993+
                                                                    1996        1995        1994      TO AUGUST 31, 1993
                                                                  --------    --------    --------    ------------------
Net asset value, beginning of period...........................   $  16.22    $  17.03    $  14.56         $  13.80
                                                                  --------    --------    --------    ------------------
Net investment income (loss)...................................       0.07        0.07        0.05             0.02
Net realized and unrealized gains (losses) from
  investment and foreign currency transactions.................       1.25        0.37        2.63             0.74
                                                                  --------    --------    --------    ------------------
Net increase (decrease) from investment operations.............       1.32        0.44        2.68             0.76
                                                                  --------    --------    --------    ------------------
Dividends from net investment income...........................         --          --          --               --
Distributions from net realized gains..........................      (0.57)      (1.25)      (0.21)              --
                                                                  --------    --------    --------    ------------------
Total dividends and distributions..............................      (0.57)      (1.25)      (0.21)              --
                                                                  --------    --------    --------    ------------------
Net asset value, end of period.................................   $  16.97    $  16.22    $  17.03         $  14.56
                                                                  --------    --------    --------    ------------------
                                                                  --------    --------    --------    ------------------
Total investment return (1)....................................       8.39%       3.54%      18.49%            5.51%
                                                                  --------    --------    --------    ------------------
                                                                  --------    --------    --------    ------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)..............................   $ 61,736    $ 57,150    $ 28,390         $ 19,098
Expenses to average net assets.................................       1.17%       1.46%(2)     1.33%           1.28%*
Net investment income (loss) to average net assets.............       0.46%       0.36%(2)     0.32%           0.47%*
Portfolio turnover.............................................         33%         40%         51%              56%
Average commission rate paid per share of common stock
  investments purchased/sold (3)...............................   $ 0.0120          --          --               --


------------------

   *  ANNUALIZED
  **  FORMERLY CLASS C
   +  COMMENCEMENT OF ISSUANCE OF SHARES.
 (1)  TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED,
      REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATE, AND A SALE AT NET ASSET
      VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. TOTAL INVESTMENT RETURNS FOR PERIODS OF LESS THAN ONE YEAR HAVE NOT
      BEEN ANNUALIZED.
 (2)  THIS RATIO INCLUDES NON-RECURRING REORGANIZATION EXPENSES OF 0.06% FOR CLASS Y SHARES.
 (3)  DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995.

                              --------------------

                               Prospectus Page 7

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

GLOBAL INCOME FUND


The following tables provide investors with data and ratios for one Class Y share for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in Global Income Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1995 and the report of Price Waterhouse LLP, independent accountants, appearing in the Fund's Annual Report to Shareholders. The financial statements, accompanying notes and accountants' report are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below, have been audited by Price Waterhouse LLP, independent accountants. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The financial statements and notes and the financial information in the table below, as they relate to the six months ended April 30, 1996, have been taken from the records of the Fund without examination by the independent accountants, who do not express an opinion thereon.



                                                              GLOBAL INCOME FUND
                                  ---------------------------------------------------------------------------
                                                                   CLASS Y**
                                  ---------------------------------------------------------------------------
                                    FOR THE                                                         FOR THE
                                  SIX MONTHS                                                        PERIOD
                                     ENDED                                                        AUGUST 26,
                                   APRIL 30,            FOR THE YEARS ENDED OCTOBER 31,            1991+ TO
                                     1996         -------------------------------------------     OCTOBER 31,
                                  (UNAUDITED)      1995        1994        1993        1992          1991
                                  -----------     -------     -------     -------     -------     -----------
Net asset value, beginning of
 period........................     $ 10.35       $  9.99     $ 10.97     $ 10.64     $ 10.76       $ 10.53
                                  -----------     -------     -------     -------     -------     -----------

Net investment income..........        0.36@         0.78@       0.75        0.71        0.81          0.17
Net realized and unrealized
 gains (losses) from investment
 and foreign currency
 transactions..................       (0.05)@        0.32@      (1.06)       0.58       (0.08)         0.32
                                  -----------     -------     -------     -------     -------     -----------
Total increase/decrease from
 investment operations.........        0.31          1.10       (0.31)       1.29        0.73          0.49
                                  -----------     -------     -------     -------     -------     -----------
 Dividends from net investment
   income......................       (0.41)        (0.74)      (0.34)      (0.82)      (0.67)        (0.24)
 Distributions from realized
   gains on investments and
   foreign currency
   transactions................          --            --          --       (0.14)      (0.18)        (0.02)
 Distributions from paid in
   capital.....................          --            --       (0.33)         --          --            --
                                  -----------     -------     -------     -------     -------     -----------
Total dividends and
 distributions.................       (0.41)        (0.74)      (0.67)      (0.96)      (0.85)        (0.26)
                                  -----------     -------     -------     -------     -------     -----------
Net asset value, end of
 period........................     $ 10.25       $ 10.35     $  9.99     $ 10.97     $ 10.64       $ 10.76
                                  -----------     -------     -------     -------     -------     -----------
                                  -----------     -------     -------     -------     -------     -----------
Total investment return (1)....        3.06%        11.39%      (2.86)%     12.60%       6.98%         4.63%
                                  -----------     -------     -------     -------     -------     -----------
                                  -----------     -------     -------     -------     -------     -----------
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).....................     $15,198       $16,613     $12,975     $12,043     $ 7,252       $ 2,565
 Expenses to average net
   assets......................        0.96%*        0.95%(2)    0.88%       1.06%**     0.94%         1.09%*
 Net investment income to
   average net assets..........        6.97%*        7.77%(2)    7.23%       7.00%**     8.15%         8.79%*
 Portfolio turnover rate.......          68%          113%        108%         90%         92%           53%

------------------
 *  Annualized.


 ** Formerly Class C shares.



  + Commencement of issuance of shares.



  @ Calculated using the average shares outstanding for the year.




(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

                              --------------------
                               Prospectus Page 8

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Their other investment policies, except where noted, are not fundamental and may be changed by the Funds' boards.

EMERGING MARKETS EQUITY FUND


Emerging Markets Equity Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of equity securities of issuers in emerging markets in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. Under normal market conditions, the Fund invests a minimum of 65% of its total assets in equity securities of issuers located in emerging markets and maintains investments in at least three emerging markets. Issuers are considered to be located in an emerging market if: (1) the principal securities trading market for the issuer is in an emerging market country; (2) the issuer derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets; or (3) the issuer is organized under the laws of, and with a principal office in, an emerging market.



Emerging Markets Management attempts to spread the Fund's investments over geographic as well as economic sectors. Generally, Emerging Markets Management does not intend to invest more than two-thirds of the Fund's total assets in any single region, or more than 35% in any single country. Under no circumstances will more than 25% of the Fund's total assets be invested in any single industry. Within each emerging market, the Fund is diversified through investments in a number of local companies characterized by attractive valuation relative to expected growth.



There are currently over 60 newly industrializing and developing countries that have equity markets. A number of these emerging markets are not yet easily accessible to foreign investors and have unattractive tax barriers or insufficient liquidity to make significant investments by the Fund feasible or attractive. However, many of the largest of the emerging markets have, in recent years, liberalized access, and more are expected to do so over the coming few years.


GLOBAL EQUITY FUND


Global Equity Fund's investment objective is long-term growth of capital. The Fund attempts to achieve this goal by investing primarily in equity securities issued by companies in foreign countries, as well as in the United States.


The International Equity Team at GE Investment Management selects equity securities issued by companies located in developed and developing countries throughout the world. The Fund normally invests in at least three countries, one of which is typically the United States. The Fund normally invests at least 65% of its total assets in equity securities of foreign and U.S. companies.

When the International Equity Team believes it is consistent with the Fund's investment objective of long-term growth of capital, the Fund may invest up to 35% of its total assets in investment grade bonds issued by corporate or governmental entities. The bonds in which the Fund invests have maturities no longer than seven years. When the International Equity Team considers market, economic, political or currency conditions abroad to be unstable, the Fund may assume a temporary defensive position by investing all or a significant portion of its assets in securities of U.S. and Canadian issuers or by holding cash or short-term money market investments.

Under normal circumstances, at least 80% of the Fund's total assets are invested in equity securities or bonds of issuers in countries represented in the Morgan Stanley Capital International World Index. This is a well-known index that reflects developed and developing markets throughout the world.


GLOBAL INCOME FUND


Global Income Fund's primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective. The Fund seeks to achieve these objectives by investing principally in high quality debt securities issued or guaranteed by foreign governments, by the U.S. government, by their respective agencies or instrumentalities or by supranational organizations, or issued by U.S. or foreign companies.


                              --------------------
                               Prospectus Page 9

                         ------------------------------


PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund


The Fund's portfolio consists primarily of debt securities rated within one of the two highest grades assigned by Standard & Poor's, a division of The McGraw Hill Companies ('S&P'), Moody's Investors Service, Inc. ('Moody's') or another nationally recognized statistical rating organization ('NRSRO') or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Normally, at least 65% of the Fund's total assets are invested in high quality debt securities, denominated in foreign currencies or U.S. dollars, of issuers located in at least three of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand, the United Kingdom and the United States. No more than 40% of the Fund's assets normally are invested in securities of issuers located in any one country. Up to 5% of the Fund's total assets may be invested in debt securities convertible into equity securities.


The Fund may invest up to 35% of its total assets in debt securities rated below the two highest grades assigned by a NRSRO. Except as noted below, these securities must be rated at least BBB by S&P, Baa by Moody's or comparably rated by another NRSRO or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Within this 35% limitation, the Fund may invest up to 20% of its total assets in sovereign debt securities rated as low as BB by S&P, Ba by Moody's or comparably rated by another NRSRO or, in the case of such securities assigned a commercial paper rating, no lower than B by S&P or comparably rated by another NRSRO or, if not so rated, determined by Mitchell Hutchins to be of comparable quality. Mitchell Hutchins will purchase such securities for the Fund only when it concludes that the anticipated return to the Fund on such investment warrants exposure to the additional level of risk.

--------------------------------------------------------------------------------
                        INVESTMENT PHILOSOPHY & PROCESS
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND


In selecting equity securities for Emerging Markets Equity Fund, Emerging Markets Management focuses primarily on asset allocation among selected emerging markets and, as a secondary matter, on issuer selection within those markets. In addition to considerations relating to a particular market's investment restrictions and tax barriers, selections are made among emerging markets based on other relevant factors, including the outlook for economic growth, currency exchange rates, commodity prices, interest rates, political factors and the stage of the local market cycle in the market.


Based on these and other factors, the Fund's portfolio of securities is evaluated and, if necessary, adjusted on at least a quarterly basis to ensure that it conforms to the objective and policies of the Fund. Each of the emerging markets in which the Fund may invest is also monitored on a continuous basis and tactical shifts in portfolio allocation are made, when required, based on new developments.


Within each emerging market, the Fund invests in a variety of companies that are characterized by attractive valuation. Using a number of data bases and sources of investment information, Emerging Markets Management screens each market for companies available for investment. To be considered for investment, companies must legally permit investment by foreigners and have a market capitalization of over $15 million. From among this group, investments are systematically screened for fundamental value based on a number of standards, including price-to-earnings ratio, price-to-book value ratio, earnings momentum, dividend yield and debt-to-equity ratio. The resulting selection of investments is intended to provide a broad group of attractively valued investments available to foreign investors in each emerging market.



Emerging Markets Management uses a proprietary asset allocation model to assist in the selection of markets and individual stocks. Making use of long-term historical data on at least 1,000 of the most actively traded stocks in the target markets, as well as additional data for recent years and earnings forecasts, Emerging Markets Management estimates the relationship between the fair value and price levels of markets based on a variety of fundamental indicators. The model evaluates markets in historical and prospective terms, taking into consideration interest rates, inflation and currency developments. While following a disciplined, systematic approach to investment selection, Emerging Markets Management combines the results from computerized screening techniques with market, industry, economic and political information.


                              --------------------
                               Prospectus Page 10

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

GLOBAL EQUITY FUND


In selecting equity securities for Global Equity Fund, the International Equity Team at GE Investment Management searches for growth companies selling at reasonable prices, with an emphasis on undervalued medium- to large-size growth companies with a global presence. The investment process employed by the International Equity Team involves several steps.



First, the International Equity Team carefully screens a universe of thousands of global stocks by comparing each company's price-to-earnings ratio with its long-term growth. This evaluation helps eliminate companies whose stock prices are too expensive, typically resulting in a list of several hundred stocks. Next, this smaller group of stocks is rigorously analyzed by the International Equity Team's experienced investment professionals. This step, which is designed to determine whether a stock's price reflects its true value and whether the market may eventually recognize the stock's value, reduces the universe to fewer stocks.


Finally, the International Equity Team looks for a catalyst (such as new management, new products or changing industry dynamics) that might cause the market to realize that a stock is undervalued. This process typically results in fewer than 100 stocks that the International Equity Team will buy for the Fund's portfolio.


The strength of the Team's conviction about each company is part of what determines the size of each holding.


The International Equity Team regularly reviews the equity securities held in the Fund's portfolio to assess risks, such as stability in the political and economic conditions of underlying countries, fluctuations in currency rates, liquidity, changes in company earnings, and other relevant factors.

GLOBAL INCOME FUND


Global Income Fund's investment policies are designed to enable it to capitalize on unique investment opportunities presented throughout the world and in international financial markets influenced by the increasing interdependence of economic cycles and currency exchange rates. Over the past decade, debt securities offered by certain foreign governments provided higher investment returns than U.S. government debt securities. Such returns reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies, which have had a substantial impact on investment in foreign debt securities. As of December 31, 1995, more than 65% of the Salomon Brothers World Government Bond Market Index was represented by securities denominated in currencies other than the U.S. dollar.


Mitchell Hutchins relies on fundamental economic strength, credit quality and currency and interest rate trends as the principal determinants of the various country, geographic and industry sector weightings within the Fund's portfolio. In addition, certain of the Fund's assets are invested in the debt securities of certain U.S. governmental and corporate issuers. Mitchell Hutchins believes that over time investment in a composite of foreign fixed income markets and in the U.S. government and corporate bond markets is less risky than a portfolio comprised exclusively of foreign securities and provides investors with the potential to earn a higher return than a portfolio invested exclusively in U.S. debt securities.

                              --------------------
                               Prospectus Page 11

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------


These charts show the total returns for Class Y shares of the Funds. Past results are not a guarantee of future results.


EMERGING MARKETS EQUITY FUND


                                  [BAR GRAPH]

                         1/19/94 -
                         12/31/94           1995
                         --------           ----
                         -12.33%           -10.92

As Class Y shares commenced operations on January 19, 1994, the 1994 return represents the period from January 19, 1994 through December 31, 1994.


AVERAGE ANNUAL RETURNS
  As of June 30, 1996
                                      CLASS Y
                                      --------
Inception Date.....................    1/19/94
One Year...........................       3.69%
Life...............................      (6.47)%


                              --------------------
                               Prospectus Page 12

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

GLOBAL EQUITY FUND

                                  [BAR GRAPH]


                 5/10/93 -
                 12/31/93           1994           1995
                 --------           ----           ----
                 18.19%            -2.16%          13.90%




As Class Y shares commenced operations on May 10, 1993, the 1993 return represents the period from May 10, 1993 through December 31, 1993.


AVERAGE ANNUAL RETURNS
  As of August 31, 1996

                                      CLASS Y
                                      --------
Inception Date.....................    5/10/93
One Year...........................       8.39%
Life...............................      10.77%


                              --------------------
                               Prospectus Page 13

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

GLOBAL INCOME FUND

                                  [BAR GRAPH]


          8/26/91 -
          12/31/91        1992         1993        1994         1995
          --------        ----         ----        ----         ----
              9.83%       1.51%       14.54%      -3.74%       13.53%




As Class Y shares commenced operations on August 26, 1991, the 1991 return for Class Y shares represents the period from August 26, 1991 through December 31, 1991.


AVERAGE ANNUAL RETURNS
  As of April 30, 1996

                                      CLASS Y
                                      --------
Inception Date.....................    8/26/91
One Year...........................       8.36%
Life...............................       7.53%


PERFORMANCE INFORMATION


The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. One-, five- and ten-year periods will be shown, unless the Fund or Class has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as "Life." Total return calculations assume reinvestment of dividends and other distributions.


The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.


Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

                              --------------------
                               Prospectus Page 14

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                               Global Income Fund

                             THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities, and reflect changes in a company's financial condition and in overall market and economic conditions.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.


BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.


RISKS

Following is a discussion of the risks that are common to each Fund:

EQUITY SECURITIES. Equity securities historically have shown greater growth potential than other types of securities. Common stocks generally represent the riskiest investment in a company. It is possible that investors may lose their entire investment.


BONDS. Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's bond investments. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest. In addition, there is a risk that bonds will be downgraded by rating agencies. Credit ratings attempt to evaluate the safety or principal and interest payments and do not evaluate the volatility of the security's value or its liquidity. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.


In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.


INVESTING IN EMERGING MARKETS. Investing in securities issued by companies located in emerging markets involves additional risks. These countries typically have economic and political systems that are relatively less mature, and can be expected to be less stable, than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners in those countries, and there is a risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


CURRENCY. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of each Fund's foreign investments. Each Fund's share value may change significantly when investments are denominated in foreign currencies. Generally, currency exchange rates are determined by

                              --------------------
                               Prospectus Page 15

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund   Global Income
                                      Fund
supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates can also be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls or other political developments inside and outside the United States.


DERIVATIVES.  Some of the instruments in which the Funds may invest may be referred to as 'derivatives,' because their value depends on (or 'derives' from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, foreign currency contracts, interest rate protection contracts and similar instruments that may be used in hedging and related strategies. There is only limited consensus as to what constitutes a 'derivative' security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins and the Sub-Advisers take these risks into account in the management of the Funds.



COUNTERPARTIES. The Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Emerging Markets Management, GE Investment Management and Mitchell Hutchins, subject to the supervision of the respective boards of trustees, monitor and evaluate the creditworthiness of the parties with which each Fund does business.


In addition to these general risks, investments in each Fund are subject to special risk considerations:

EMERGING MARKETS EQUITY FUND


INVESTING IN NON-CAPITALIST COUNTRIES. Emerging Markets Equity Fund may invest in emerging markets that are formerly communist countries of Eastern Europe, the Commonwealth of Independent States (formerly the Soviet Union) and the People's Republic of China (collectively, 'Non-Capitalist Countries'). Upon the accession to power of Communist regimes approximately 50 to 80 years ago, the governments of a number of Non-Capitalist Countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that the Fund's investments in Non-Capitalist Countries, if any, would not also be expropriated, nationalized or otherwise confiscated, in which case the Fund could lose its entire investment in the Non-Capitalist Country involved. In addition, any change in the leadership or policies of Non-Capitalist Countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring.


GLOBAL EQUITY FUND


BONDS. The bonds in which Global Equity Fund may invest must be rated investment grade. Investment grade quality means that the securities are rated within the four highest categories by S&P or Moody's or comparably rated by another NRSRO. Securities in the fourth highest category (BBB by S&P or Baa by Moody's) are investment grade, but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated securities. The Fund may invest in unrated securities if GE Investment Management deems them to be of comparable quality. The Fund may invest in convertible securities rated below investment grade up to 10% of the Fund's net assets.


GLOBAL INCOME FUND


U.S. AND FOREIGN GOVERNMENT SECURITIES. The U.S. government securities in which the Fund may invest include direct obligations of the U.S. government (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities. The Fund is authorized to invest in mortgage-backed securities guaranteed by the Government National Mortgage Association but does not presently expect to invest more than 10% of its total assets in such securities.



The Fund may invest in 'zero coupon' Treasury securities, which are U.S. Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons, and receipts or certificates representing interest in such stripped debt obligations and coupons. A zero coupon security pays no cash interest to its holder prior to maturity. Accordingly, these securities usually are issued and traded at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current income payments. Federal tax law requires that the holder of a zero coupon security include in gross income each year the original issue discount that accrues on the security for the year, even though the holder receives no interest payment on the security during the year. For additional discussion of the tax treatment of zero coupon Treasury securities, see 'Taxes' in the Statement of Additional Information.



The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar


                              --------------------
                               Prospectus Page 16

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

political subdivisions. Investments in foreign government debt securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.




BONDS; LOWER-RATED BONDS. Global Income Fund is permitted to invest up to 35% of its total assets in securities rated below the two highest grades assigned by an NRSRO. Except as noted below, these securities must be rated at least BBB by S&P or Baa by Moody's. These securities are investment grade but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated securities. Within this 35% limitation, the Fund may invest up to 20% of its total assets in sovereign debt securities rated as low as BB by S&P, Ba by Moody's or comparably rated by another NRSRO or, in the case of such securities assigned a commercial paper rating, no lower than B by S&P or comparably rated by another NRSRO. These securities are deemed by those NRSROs to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Such securities are commonly referred to as 'junk bonds.' Commercial paper rated B by S&P is regarded by the rating agency as having only an adequate capacity for timely payment. The Fund is also permitted to purchase debt securities that are not rated by an NRSRO but Mitchell Hutchins determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparably rated securities. In the event that, due to a downgrade of one or more debt securities, an amount in excess of 20% of the Fund's total assets is held in securities rated below investment grade and comparably unrated securities, Mitchell Hutchins will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities do not exceed 20% of the Fund's total assets.



Debt securities rated below investment grade generally offer a higher current yield than that available for higher grade issues, but they involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress, which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.



NON-DIVERSIFIED STATUS. The Fund is 'non-diversified,' as that term is defined in the 1940 Act, but the Fund intends to continue to qualify as a 'regulated investment company' for federal income tax purposes. See 'Dividends and Taxes.' This means, in general, that more than 5% of the total assets of the Fund may be invested in securities of one issuer (including a foreign government), but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. To the extent that the Fund's portfolio at times may include the securities of a smaller number of issuers than if it were 'diversified' (as defined in the 1940 Act), the Fund will at such times be subject to greater risk with respect to its portfolio securities than an investment company that invests in a broader range of securities, in that changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the Fund's total return and the price of Fund shares.


INVESTMENT TECHNIQUES AND STRATEGIES


HEDGING AND RELATED STRATEGIES. Each Fund may use certain strategies designed to adjust the overall risk of its investment portfolio. These 'hedging' strategies involve derivative contracts, including options (on securities, foreign currencies, futures contracts and stock indexes) and futures contracts (on foreign currencies, stock indexes and interest rates), and forward currency contracts. Global Income Fund may also use these strategies to attempt to enhance income; the use of such strategies solely to enhance income may be considered a form of speculation. Global Income Fund also may enter into interest rate swap agreements and certain other interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect


                              --------------------
                               Prospectus Page 17

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

against an increase in the price of securities the Fund anticipates purchasing at a later date. New financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. The Statement of Additional Information for the Funds contains further information on these strategies.

The Funds might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If Emerging Markets Management, GE Investment Management or Mitchell Hutchins, as applicable, is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, a Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Funds;


o the possibility of imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the securities or currencies being hedged;



o possible constraints placed on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain 'cover' or to segregate securities; and

o the possibility that a Fund is unable to close out or liquidate its hedged position.


REPURCHASE AGREEMENTS. Each Fund may use repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer, usually no more than seven days after purchase, at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or a sub-adviser to present minimum credit risks in accordance with guidelines established by the Fund's board.



REVERSE REPURCHASE AGREEMENTS. Global Income Fund may enter into reverse repurchase agreements with banks and broker-dealers up to an aggregate value of not more than 10% of its total assets. Such agreements involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of the value of its total assets are outstanding.



WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a 'when-issued' or delayed-delivery basis. In when-issued or delayed-delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. When-issued and delayed-delivery securities will not exceed 10% of Global Equity Fund's net assets.



LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of that Fund's total assets taken at market value. Lending securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.




PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins or a sub-adviser deems portfolio changes appropriate. A higher turnover rate (100% or higher) for a Fund will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for short-term capital gains.



DEFENSIVE POSITIONS. When Mitchell Hutchins or the sub-adviser, as applicable, believes that unusual circumstances warrant a defensive posture, each Fund may temporarily commit all or any portion of its assets to cash or money market instruments, including repurchase agreements.



ILLIQUID SECURITIES. Global Equity Fund and Global Income Fund each may invest up to 10% of its net assets, and Emerging Markets Equity Fund up to 15% of its net assets, in illiquid securities, including certain cover for over-the-counter options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins or the sub-adviser, as applicable, has determined such securities to be liquid, based upon the trading markets for


                              --------------------
                               Prospectus Page 18

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund


the securities under procedures approved by the Funds' boards.



OTHER INFORMATION. Each Fund may borrow money for temporary or emergency purposes in the following amounts of total assets: Emerging Markets Equity Fund--33 1/3%, Global Equity Fund--20%, and Global Income Fund--10%. Each Fund may sell securities short 'against the box' to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security. In addition, each Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent a Fund invests in other investment companies, the Fund's shareholders incur duplicative fees and expenses, including investment advisory fees. For liquidity purposes, such as clearance of portfolio transactions, the payment of dividends and expenses and payments to selling shareholders, or pending investment, each Fund may commit up to 35% of its total assets to cash or money market instruments, including repurchase agreements.


--------------------------------------------------------------------------------
                               HOW TO BUY SHARES
--------------------------------------------------------------------------------


Class Y shares are sold to eligible investors at the net asset value next determined after the purchase order is received at PaineWebber's New York City headquarters or by PFPC Inc., the Funds' transfer agent ('Transfer Agent'). No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to rule 12b-1 distribution or service fees. The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Class Y shares for a period of time. Mitchell Hutchins, the distributor for each Fund's Class Y shares, has appointed PaineWebber to serve as the exclusive dealer for each Fund's Class Y shares.


INSIGHT

An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing(Service Mark) System and certain other specified mutual funds) may take part in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information.

Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.5% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced.

Please contact your PaineWebber investment executive or PaineWebber correspondent firm or call 1-800-647-1568 for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT program information.

ACQUISITION OF CLASS Y SHARES BY OTHERS

Present holders of Class Y shares of a former Mitchell Hutchins/Kidder, Peabody ('MH/KP') mutual fund who are not current INSIGHT participants may acquire Class Y shares of a Fund only when those shares are issued in connection with the reorganization of the MH/KP mutual fund into that Fund. This category includes former employees of Kidder, Peabody & Co., Incorporated ('Kidder, Peabody'), their associated accounts, present and former directors and trustees of the MH/KP mutual funds.


Dividends and other distributions on Class Y shares of a Fund issued in connection with the reorganization will be paid in additional Class Y shares at net asset value, unless the shareholder has requested cash payments. These holders may not otherwise purchase additional Class Y shares.


In addition, the following investors are eligible to buy Class Y shares of Global Equity Fund and Global Income Fund:



o an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing(SM) System;


                              --------------------
                               Prospectus Page 19

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund


o an employee benefit plan qualified under section 401 (including a salary reduction plan qualified under section 401(k)) or 403(b) of the Internal Revenue Code that has either



    5,000 or more eligible employees or



    $50 million or more in assets; and



o an investment company advised by PaineWebber or an affiliate of PaineWebber.


Each Fund is authorized to offer Class Y shares to certain other investment advisory programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants are the only purchasers in this category.

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Class Y shares may be sold (redeemed) at their net asset value and proceeds from the sales of shares will be paid after receipt of a request to sell shares, as described below.

SALES THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS

INSIGHT participants who are Class Y shareholders may submit requests to sell shares to their investment executives or correspondent firms in person or by telephone, mail or wire. As agent for the Funds, PaineWebber may honor a request to sell shares by repurchasing Class Y shares from a selling shareholder at the shares' net asset value next determined after receipt of the request by PaineWebber's New York City headquarters. Within three Business Days after receipt of the request, repurchase proceeds will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding requests to sell shares to PaineWebber's New York City headquarters. A 'Business Day' is any day, Monday through Friday, on which the New York Stock Exchange is open for business.

PaineWebber reserves the right not to honor any request to sell shares, in which case PaineWebber promptly will forward the request to the Transfer Agent for treatment as described below.

SALES THROUGH THE TRANSFER AGENT

Shareholders also may sell Fund shares through the Transfer Agent. Shareholders should mail requests to sell shares directly to the Transfer Agent: PFPC Inc.,
Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A request to sell shares will be executed at the net asset value next computed after it is received in 'good order,' and proceeds from the sale will be paid within seven days of the receipt of the request.

'Good order' means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be sold (or that all shares credited to the Fund account be sold), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations and (4) duly endorsed share certificates, if any. Shareholders are responsible for ensuring that a request to sell shares is received in 'good order.'

ADDITIONAL INFORMATION ON SALES


A shareholder may have proceeds from the sale of shares of $1 million or more wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or sale requirements generally, should be referred to the shareholder's investment executive at PaineWebber or one of its correspondent firms. If a shareholder wants to sell shares which were purchased recently, a Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to 15 days.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500. If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

                              --------------------
                               Prospectus Page 20

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND

The Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees). Mitchell Hutchins has appointed the investment sub-adviser, Emerging Markets Management, to be responsible for day-to-day management of the Fund's investments.


Antoine W. van Agtmael is primarily responsible for the day-to-day management of the Fund's Portfolio. Mr. van Agtmael is President of Emerging Markets Management, one of the largest, and first, firms to focus exclusively on investing in the markets of newly industrializing countries in Asia, Latin America, Southern and Eastern Europe and, most recently, Africa. Before founding Emerging Markets Management in 1987, Mr. van Agtmael was Deputy Director of the Capital Markets Department of the International Finance Corporation (IFC), the private sector arm of the World Bank (International Bank for Reconstruction and Development). Mr. van Agtmael has been the President of Emerging Markets Management for more than five years.


GLOBAL EQUITY FUND



The Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees). Mitchell Hutchins has appointed the investment sub-adviser, GE Investment Management, to be responsible for day-to-day management of the Fund's investments.


Ralph R. Layman is the head of the International Equity Team at GE Investment Management and serves as portfolio manager of the Fund, primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Layman has served in this capacity since the Fund's inception in 1991. He is a Chartered Financial Analyst and an Executive Vice President and Senior Investment Manager of GE Investment Management.

From 1989 to 1991, Mr. Layman served as Executive Vice President, partner and portfolio manager of Northern Capital Management Co. Prior to 1989 when he joined Northern, he was Vice President and portfolio manager of Templeton Investment Counsel, Inc., and Vice President of the Templeton Emerging Markets Fund.


Directly assisting Mr. Layman are Michael J. Solecki, Vice President of International Equities at GE Investments, and the rest of the International Equity Team. Mr. Solecki is a Chartered Financial Analyst and has been with GE Investment Management for six years. From 1992 to 1995, Mr. Solecki was a senior european analyst at GE Investment Management's London, England office. Prior to 1992, he was an international analyst with GE Investment Management. The International Equity Team is comprised of eleven analysts, seven of whom manage portfolios.


GLOBAL INCOME FUND

The Fund is governed by a board of trustees, which oversees the Fund's operations. It has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board of trustees).


Stuart Waugh is primarily responsible for the day-to-day portfolio management of the Fund. Mr. Waugh has been involved with the Fund since its inception, first as an analyst and then as portfolio manager since 1993. Mr. Waugh is a vice president of PaineWebber Investment Series and a managing director of global fixed income investments of Mitchell Hutchins. Mr. Waugh has been employed by Mitchell Hutchins as a portfolio manager for more than the last five years.



William King assists in the management of the Fund. Mr. King joined Mitchell Hutchins in November 1995. Previously, he was at IBM Corporation where he was responsible for the management of IBM Pension Fund's global bond portfolio.



Other members of Mitchell Hutchins' international fixed income group provide input on market outlook, interest rate forecasts and other considerations pertaining to global fixed income investments.

                                    * * * *

Each board has determined that brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates in accordance with procedures adopted by the board.

                              --------------------
                               Prospectus Page 21

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund


Personnel of Mitchell Hutchins and each sub-adviser may engage in securities transactions for their own accounts pursuant to each firm's code of ethics that establishes procedures for personal investing and restricts certain transactions.


ABOUT THE INVESTMENT ADVISER


Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On September 30, 1996, Mitchell Hutchins was adviser or sub-adviser of 29 investment companies with 64 separate portfolios and aggregate assets of approximately $30.6 billion.



ABOUT THE SUB-ADVISERS



Emerging Markets Management, the investment sub-adviser to Emerging Markets Equity Fund, is located at 1001 North Nineteenth Street, Arlington, Virginia 22209, and concentrates its investment advisory activities in the area of emerging markets. The managing partner of Emerging Markets Management is Emerging Markets Investors Corporation, which provides its investment services to a variety of institutional and retail clients and had total assets under management of $3.6 billion as of September 30, 1996. Under the 1940 Act, Mr. van Agtmael is deemed to have a controlling interest in Emerging Markets Management.



GE Investment Management, the investment sub-adviser to Global Equity Fund, is located at 3003 Summer Street, Stamford, Connecticut 06905 and is a subsidiary of General Electric Company. Together with its affiliate, General Electric Investment Corporation (GE Investment Management and General Electric Investment Corporation are collectively referred to as 'GE Investments'), GE Investment Management is one of the largest independent investment managers in the United States. GE Investments and its predecessors have been managing mutual fund assets since 1935 and, as of September 30, 1996, had in excess of $56 billion in total assets under management.


MANAGEMENT FEES & OTHER EXPENSES


Each Fund pays Mitchell Hutchins a monthly fee for its services. For the fiscal year ended June 30, 1996, Emerging Markets Equity Fund paid advisory fees to Mitchell Hutchins at the annual rate of 1.62% of its average daily net assets. For the fiscal year ended August 31, 1996, Global Equity Fund paid advisory fees to Mitchell Hutchins at the annual rate of 0.85% of its average daily net assets. For the fiscal year ended October 31, 1995, Global Income Fund paid advisory fees to Mitchell Hutchins at the effective annual rate of 0.73% of its average daily net assets.



With respect to Emerging Markets Equity Fund, Mitchell Hutchins (not the Fund) pays Emerging Markets Management a fee for investment sub-advisory services at the annual rate of 1.12% of the Fund's average daily net assets. With respect to Global Equity Fund, Mitchell Hutchins (not the Fund) pays Global Equity Fund a fee for sub-investment advisory services at the annual rate of 0.31% of the Fund's average daily net assets.



Global Income Fund pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for services not provided by the Transfer Agent.


--------------------------------------------------------------------------------
                            DETERMINING THE SHARES'
                                NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.


Each Fund values its assets based on their current market value when market quotations are readily available. If that value is not readily available, assets are valued at fair value as determined in good faith by or under the direction of each Fund's board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments denominated in foreign currencies are valued daily in U.S. dollars based on the then-prevailing exchange rates. It should be


                              --------------------
                               Prospectus Page 22

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

recognized that judgment plays a greater role in valuing lower rated debt securities in which a Fund may invest, because there is less reliable, objective data available.


--------------------------------------------------------------------------------
                               DIVIDENDS & TAXES
--------------------------------------------------------------------------------

DIVIDENDS


Emerging Markets Equity Fund and Global Equity Fund each pays an annual dividend from its net investment income and net short-term capital gain, if any. Each of these Funds distributes any net realized gain from foreign currency transactions with its dividend. Global Income Fund declares monthly dividends from its net investment income, which may be accompanied by distributions of net realized short-term capital gains and net realized gains from foreign currency transactions. Each Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, which distribution, in the case of Global Income Fund, is accompanied by any undistributed net realized short-term capital gains and foreign currency gains. The Funds may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain.



Dividends and other distributions paid on Class Y shares of each Fund are calculated at the same time and in the same manner as dividends and other distributions on other classes of the Fund's shares.



The Funds' dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their investment executive at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application. For PW SIP participants, the Fund's Class Y dividends and other distributions are paid in additional Class Y shares at net asset value unless the Transfer Agent is instructed otherwise.


TAXES


Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and the net capital gain that it distributes to its shareholders.


Dividends from each Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or additional shares) are taxable to shareholders as a long-term capital gain, regardless of how long they have held their Fund shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING


Following the end of each calendar year, each Fund notifies its shareholders of the dividends and capital gain distributions paid (or deemed paid) for that year, their share of any foreign taxes paid by the Fund that year and any portion of those dividends that qualify for special treatment.


WITHHOLDING REQUIREMENTS


Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to shareholders who otherwise are subject to backup withholding.


TAXES ON THE SALE OR EXCHANGE OF FUND SHARES


     When shareholders sell (redeem) shares, it may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares. An exchange of any Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of



                              --------------------
                               Prospectus Page 23

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund

that loss will not be deductible and will increase the basis of the newly purchased shares.


Qualified profit-sharing plans such as the PW SIP generally pay no federal income tax. Individual participants in the PW SIP should consult the plan documents and their own advisers for information on the tax consequences associated with participating in the PW SIP.


                                    * * * *


Because the foregoing only summarizes some of the important tax considerations affecting the Funds and their shareholders, the Statement of Additional Information contains more detail. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Accordingly, prospective shareholders are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

EMERGING MARKETS EQUITY FUND


Emerging Markets Equity Fund is a diversified series of PaineWebber Investment Trust II, an open-end management investment company that was formed on August 10, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value of $0.001 per share.


GLOBAL EQUITY FUND


Global Equity Fund is a diversified series of PaineWebber Investment Trust ('Investment Trust'), an open-end management investment company that was formed on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value of $0.001 per share. Shares of one other series have been authorized.


GLOBAL INCOME FUND


Global Income Fund is a non-diversified series of PaineWebber Investment Series, an open-end management investment company that was formed on December 22, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.


SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class represents an identical interest in the respective Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.


Each share of each Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares and dividends on Class A, Class B and Class C shares are likely to be lower than for Class Y shares, which bear the lowest expenses.


More information concerning Class A, Class B and Class C shares may be obtained from an investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

Although each Fund is offering only its own shares, it is possible that a Fund might become liable for a misstatement in the Prospectus about another Fund. The board of each Fund has considered this factor in approving the use of a single, combined Prospectus.

VOTING RIGHTS


Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of any Fund (or Investment Trust which has more than one series) may elect all of the board members of



                              --------------------
                               Prospectus Page 24

                         ------------------------------

PaineWebber    Emerging Markets Equity Fund   Global Equity Fund
                              Global Income Fund


that Fund or of Investment Trust. The shares of a Fund will be voted together except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of all series of Investment Trust will be voted separately, except when an aggregate vote of all the securities is required by law.


SHAREHOLDER MEETINGS

The Funds do not intend to hold annual meetings.


Shareholders of record of no less than two-thirds of the outstanding shares of Investment Trust or a Fund, as applicable may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of Investment Trust or a Fund, as applicable.


REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semi-annual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for Emerging Markets Equity Fund and Global Equity Fund and employs foreign sub-custodians to provide custody of the Funds' foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as custodian for Global Income Fund and employs foreign sub-custodians to provide custody of the Fund's foreign assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                              --------------------
                               Prospectus Page 25

                         ------------------------------

                                  PAINEWEBBER
                          EMERGING MARKETS EQUITY FUND
                         PAINEWEBBER GLOBAL EQUITY FUND
                         PAINEWEBBER GLOBAL INCOME FUND
                                 CLASS Y SHARES

                         PROSPECTUS -- OCTOBER 31, 1996


/ / PAINEWEBBER BOND FUNDS                        / / PAINEWEBBER STOCK FUNDS
    High Income Fund                                  Capital Appreciation Fund
    Investment Grade Income Fund                      Financial Services Growth
    Low Duration U.S. Government                       Fund
     Income Fund                                      Growth Fund
    Strategic Income Fund                             Growth and Income Fund
    U.S. Government Income Fund                       Small Cap Fund
                                                       Utility Income Fund

/ / PAINEWEBBER TAX-FREE BOND FUNDS               / / PAINEWEBBER GLOBAL FUNDS
    California Tax-Free Income Fund                   Emerging Markets Equity
    Municipal High Income Fund                         Fund
    National Tax-Free Income Fund                     Global Equity Fund
    New York Tax-Free Income Fund                     Global Income Fund

/ / PAINEWEBBER ASSET                             / / PAINEWEBBER MONEY MARKET
     ALLOCATION FUNDS                                  FUND
    Balanced Fund
     Tactical Allocation Fund


A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

(Copyright) 1996 PaineWebber Incorporated

                              --------------------

                    PAINEWEBBER EMERGING MARKETS EQUITY FUND
                         PAINEWEBBER GLOBAL EQUITY FUND
                         PAINEWEBBER GLOBAL INCOME FUND
                                 CLASS Y SHARES
                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION


     The three funds named above (each a 'Fund' and, collectively, 'Funds') are series of professionally managed open-end management investment companies organized as Massachusetts business trusts (each a 'Trust' and, collectively, 'Trusts'). PaineWebber Emerging Markets Equity Fund ('Emerging Markets Equity Fund'), a diversified series of PaineWebber Investment Trust II ('Investment Trust II'), seeks long-term capital appreciation by investing primarily in equity securities of companies in newly industrializing countries. PaineWebber Global Equity Fund ('Global Equity Fund'), a diversified series of PaineWebber Investment Trust ('Investment Trust'), seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. PaineWebber Global Income Fund ('Global Income Fund'), a non-diversified series of PaineWebber Investment Series ('Investment Series'), seeks high current income and, secondarily, capital appreciation by investing primarily in high quality foreign and U.S. bonds.



     The investment adviser, administrator and distributor for each Fund is Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber'). As distributor for the Funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. Emerging Markets Management and GE Investment Management Incorporated ('GE Investment Management') (each a 'Sub-Adviser') serve as investment sub-advisers, respectively, for Emerging Markets Equity Fund and Global Equity Fund.


     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated October 31, 1996. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated October 31, 1996.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations.


     YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's, a division of The McGraw Hill Companies ('S&P') and other nationally recognized statistical rating organizations ('NRSROs') are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.


     Global Income Fund is authorized to invest up to 20% of its net assets in non-investment grade debt securities--that is, debt securities that are not rated at the time of purchase within one of the four highest grades assigned by S&P or Moody's, comparably rated by another NRSRO or determined by Mitchell Hutchins to be of comparable quality. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.


     The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructurings or defaults. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.



     RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of Fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. While the Funds generally invest only in securities that are traded on recognized exchanges or in over-the-counter markets, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. There may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts.


     To the extent that the Funds hold securities of foreign issuers, these securities may not be registered with the Securities and Exchange Commission ('SEC'), nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.


     The Funds may invest in foreign securities by purchasing American Depository Receipts ('ADRs') and also may purchase securities of foreign issuers in foreign markets and purchase European Depository Receipts ('EDRs') or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of each Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.


     The Funds anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries.

Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although each Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.


     In certain countries that currently prohibit direct foreign investment in the securities of their companies, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds that have been specifically authorized to invest directly in the relevant market. The Funds may invest in these investment funds and registered investment companies subject to the provisions of the Investment Company Act of 1940 ('1940 Act'). If a Fund invests in an investment fund, the Fund may bear its proportionate share of the costs incurred by such investment fund, including investment advisory fees, if any.


     Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

     FOREIGN SOVEREIGN DEBT. Investment by the Funds in debt securities issued by foreign governments and their political subdivisions or agencies ('Sovereign Debt') involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Funds may have limited legal recourse in the event of a default.

     Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

     A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

     The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Funds' investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While Mitchell Hutchins and the Sub-Advisers manage the Funds' portfolios in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings.


     FOREIGN CURRENCY TRANSACTIONS. Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their holdings of foreign currencies to U.S. dollars on a daily basis. The Funds' foreign currencies generally will be held as 'foreign currency call accounts' at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Funds could suffer a loss of some or all of the amounts deposited. The Funds may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a 'spread,' which is the difference between the prices at which the dealers are buying and selling foreign currencies.



     U.S. GOVERNMENT SECURITIES. The Funds may invest in various direct obligations of the United States Treasury and obligations issued or guaranteed by the United States government or one of it agencies or instrumentalities (collectively, 'U.S. government securities'). Among the U.S. government securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality.



     The U.S. government securities in which Global Income Fund may invest include mortgage-backed securities issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, which represent undivided ownership interests in pools of mortgages. The mortgages backing these securities include both fixed and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of the interest on and principal of these securities. The guarantees do not extend to the securities' market value, however, which is likely to vary inversely with fluctuations in interst rates, and the guarantees do not extend to the yield or value of the Fund's shares. These securities are 'pass-through' instruments through which the holders receive a share of the interest and principal payments from the mortgages underlying the securities, net of certain fees. The principal amounts of such underlying mortgages generally may be prepaid in whole or in part by the mortgagees at any time without penalty, and the prepayment characteristics of the underlying mortgages may vary. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. The Fund will reinvest prepaid amounts in other income producing securities, the yields of which will reflect interest rates prevailing at the time. Accelerated prepayments adversely affect yields for mortgage-backed securities purchased by the Fund at a premium and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for mortgage-backed securities purchased by the Fund at a discount.


     Emerging Markets Equity Fund may invest in exchange rate-related U.S. government securities. Such securities are indexed to certain specific foreign currency exchange rates and generally provide that the interest rate and/or principal amount will be adjusted upwards or downwards (but not below zero) to reflect changes in the exchange rate between two currencies while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal.



     ADDITIONAL INFORMATION ON GLOBAL EQUITY FUND'S INVESTMENTS. Global Equity Fund may invest in the following types of money market instruments in addition to the U.S. government securities noted above: obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated AAA or AA by S&P, Aaa or Aa by Moody's, or that have received an equivalent rating from another NRSRO, or if unrated, deemed by GE Investment Management to be of equivalent quality; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of foreign or domestic banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-1 by S&P or Prime-1 by Moody's, or the equivalent from another NRSRO, or, if unrated, of an issuer having an outstanding unsecured debt issue then rated within the three highest rating categories; and repurchase agreements meeting the conditions described below under 'Repurchase Agreements.' At no time will Global Equity Fund's investments in bank obligations, including time deposits, exceed 25% of the value of its assets.



     Global Equity Fund is authorized to invest in obligations of foreign banks or foreign branches of domestic banks that are traded in the United States or outside the United States, but that are denominated in U.S. dollars. These obligations entail risks that are different from those of investments in obligations of domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income. Foreign branches of domestic banks are not necessarily subject to the same or similiar regulatory requirements that apply to foreign banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.



     ILLIQUID SECURITIES. Global Equity Fund and Global Income Fund each may invest up to 10% of its net assets, and Emerging Markets Equity Fund up to 15% of its net assets, in illiquid securities. The term 'illiquid securities' for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased over-the-counter ('OTC') options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or a Sub-Adviser, as applicable, have determined are liquid pursuant to guidelines established by each Fund's board of trustees (each sometimes referred to as a 'board'). The assets used as cover for OTC options written by the Funds will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Funds may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.



     Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ('1933 Act'). However, to the extent that securities are freely tradeable in the country in which they are principally traded, they are not considered illiquid securities for purposes of the Funds' respective percentage limitation, even if they are not freely tradeable in the United States. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.


     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a 'safe harbor' from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


     Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or a Sub-Adviser, as applicable, pursuant to guidelines approved by the board. Mitchell Hutchins or the Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins or a Sub-Adviser monitors the liquidity of restricted securities in each Fund's portfolio and reports periodically on such decisions to the applicable board.



     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net
investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Fund if the other party to a repurchase agreement becomes insolvent.

     The Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or a Sub-Adviser to present minimal credit risks in accordance with guidelines established by each board. Mitchell Hutchins or the Sub-Adviser reviews and monitors the creditworthiness of those institutions under each board's general supervision.

     REVERSE REPURCHASE AGREEMENTS. Global Income Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate value of not more than 10% of the Fund's total assets. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See 'Investment Policies and Restrictions-Segregated Accounts.'


     LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend portfolio securities up to 33 1/3% of its total assets taken at market value to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains with that Fund's custodian bank acceptable collateral, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any loans at any time. Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. Each Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.




     SHORT SALES 'AGAINST THE BOX'. Each Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales 'against the box') to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a Fund, and that Fund is obligated to replace the securities borrowed at a date in the future. When a Fund sells short, it will establish a margin account with the broker effecting the short sale, and will deposit collateral with the broker. In addition, the Fund will maintain with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.



     The Funds might make a short sale 'against the box' in order to hedge against market risks when Mitchell Hutchins or a Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by the Fund, or when Mitchell Hutchins or a Sub-Adviser wants to sell a security that a Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in the Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


     SEGREGATED ACCOUNTS. When a Fund enters into certain transactions to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under 'Hedging Strategies,' segregated accounts may also be required in connection with certain transactions involving options, futures contracts or forward currency contracts (and, for Global Income Fund, certain interest rate protection transactions).


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, each Fund may purchase securities on a 'when-issued' or delayed delivery basis. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See 'Investment Policies and Restrictions-Segregated Accounts.' The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins or a Sub-Adviser deems it advantageous to do so, which may result in a gain or loss to the Fund.


INVESTMENT LIMITATIONS OF THE FUNDS



     FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a Fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.


     Each Fund will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.


     (2) issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 331/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.


     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     In addition, Emerging Markets Equity Fund and Global Equity Fund will not:

     (7) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions, which apply to each Fund, are non-fundamental and may be changed by the vote of the Fund's board without shareholder approval.


     Each Fund will not:


     (1) purchase or retain the securities of any issuer if the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins (and, for Emerging Markets Equity Fund and Global Equity Fund, the applicable Sub-Adviser) each owning beneficially more than 0.5% of the outstanding securities of the issuer own in the aggregate more than 5% of the securities of the issuer.




     (2) invest more than 10% of its net assets (15% of net assets for Emerging Markets Equity Fund) in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.



     (3) purchase any security if as a result the Fund would have more than 5% of its total assets invested in securities of companies that together with any predecessors have been in continuous operation for less than three years.



     (4) make an investment in warrants, valued at the lower of cost or market, that exceeds 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange Inc. ('NYSE') or the American Stock Exchange, Inc., provided that such warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities. For purposes of this restriction, the term 'warrants' does not include options on debt securities, bond indices, foreign currencies or futures contracts.



     (5) change its investment policies to permit the Fund to invest more than 35% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, comparably rated by another NRSRO or determined by Mitchell Hutchins (or the Sub-Adviser) to be of comparable quality, without giving at least 30 days' advance notice to shareholders.



     (6) invest in real estate limited partnerships.



     (7) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.



     (8) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.




     (9) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.



     (10) invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.



     (11) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


     In addition, Global Equity Fund will not:


     (12) invest in companies for the purpose of exercising control or management.

                               HEDGING STRATEGIES


     HEDGING INSTRUMENTS. Mitchell Hutchins and the Sub-Advisers may use a variety of financial instruments ('Hedging Instruments'), including certain options, futures contracts (sometimes referred to as 'futures') and options on futures contracts, to attempt to hedge each Fund's portfolio. In particular, each Fund may use the hedging instruments described below. Global Income Fund may use these strategies to attempt to enhance income and also may enter into certain interest rate protection transactions.



     OPTIONS ON SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.



     OPTIONS ON SECURITIES INDEXES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.



     SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.


     INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

     GENERAL DESCRIPTION OF HEDGING STRATEGIES. Hedging strategies can be broadly categorized as 'short hedges' and 'long hedges.' A short hedge is a purchase or sale of a Hedging Instrument intended to partially or fully offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transactions costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     The use of Hedging Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ('CFTC') and various state regulatory authorities. In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See 'Taxes.'

     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the Sub-Advisers expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Mitchell Hutchins or the Sub-Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency contracts or other techniques are developed. Mitchell Hutchins or a Sub-Adviser, as applicable, may utilize these opportunities to the extent that they are consistent with each Fund's investment objective and permitted by each Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

     (1) Successful use of most Hedging Instruments depends upon the ability of Mitchell Hutchins or the Sub-Advisers, as applicable, to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the Sub-Advisers are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.

     The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because Mitchell Hutchins or a Sub-Adviser projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, that Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) As described below, a Fund might be required to maintain assets as 'cover,' maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund was unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a Fund.


     COVER FOR HEDGING STRATEGIES. Transactions using Hedging Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ('covered') position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.


     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The Funds may purchase put and call options, and write (sell) covered put or call options, in the case of Emerging Markets Equity Fund and Global Equity Fund, on equity and debt securities and stock indices and on foreign currencies, and in the case of Global Income Fund, on debt securities in which it is authorized to invest and on foreign currencies. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under 'Investment Policies and Restrictions--Illiquid Securities.'


     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

     Generally, the OTC debt options or foreign currency options used by the Funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.


     LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by each respective Fund's board without shareholder vote:



          (1) Each Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.



          (2) The aggregate value of securities underlying put options written by a Fund determined as of the date the put options are written will not exceed 50% of that Fund's net assets.



          (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock and bond indices and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of that Fund's net assets.



     FUTURES. The Funds may purchase and sell securities index futures contracts, interest rate futures contracts and foreign currency futures contracts. A Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, 'initial margin' consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent 'variation margin' payments are made to and from the futures broker daily as the value of the futures position varies, a process known as 'marking to market.' Variation margin does not involve borrowing, but rather represents a daily settlement of each Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, 'program trading' and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by each Fund's board without shareholder vote:

     (1) To the extent a Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are 'in-the-money') may not exceed 5% of that Fund's net assets.

     (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock or bond indices and options on futures contracts) purchased by a Fund that are held at any time will not exceed 20% of that Fund's net assets.

     (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by a Fund will not exceed 5% of its total assets.

     FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. Each Fund may use options and futures on foreign currencies, as described above, and forward currency forward contracts, as described below, to hedge against movements in the values of the foreign currencies in which the Funds' securities are denominated. Such currency hedges can protect against price movements in a security a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Funds might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or the Sub-Advisers believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

     Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     As noted above, each Fund also may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which Mitchell Hutchins or a Sub-Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, a Fund may use forward currency contracts to shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and Mitchell Hutchins or the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as 'cross hedging.' Use of a different foreign currency magnifies the risk that movements in the price of the Hedging Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Funds will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


     LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.


     INTEREST RATE PROTECTION TRANSACTIONS. Global Income Fund may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the 'notional principal amount') for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period.

     The Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

     Global Income Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in 'Investment Policies and Restrictions--Segregated Accounts.' The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

     Global Income Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the Trust's board of trustees. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

                             TRUSTEES AND OFFICERS

     The trustees and executive officers of each Trust, their ages, business addresses and principal occupations during the past five years are:


                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Margo N. Alexander**; 49                 Trustee and President     Mrs. Alexander is president, chief executive
                                                                     officer and a director of Mitchell Hutch-
                                                                     ins (since January 1995) and an executive
                                                                     vice president and a director of
                                                                     PaineWebber. Mrs. Alexander is president
                                                                     and a director or trustee of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Richard Q. Armstrong; 61                        Trustee            Mr. Armstrong is chairman and principal of
78 West Brother Drive                                                RQA Enterprises (management consulting
Greenwich, CT 06830                                                  firm) (since April 1991 and principal
                                                                     occupation since March 1995). Mr. Arm-
                                                                     strong is also a director of Hi Lo Auto-
                                                                     motive, Inc. He was chairman of the board,
                                                                     chief executive officer and co-owner of
                                                                     Adirondack Beverages (producer and
                                                                     distributor of soft drinks and spar-
                                                                     kling/still waters) (October 1993-March
                                                                     1995). Mr. Armstrong was a partner of the
                                                                     New England Consulting Group (management
                                                                     consulting firm) (December 1992-September
                                                                     1993). He was managing director of LVMH
                                                                     U.S. Corporation (U.S. subsidiary of the
                                                                     French luxury goods conglomerate, Luis
                                                                     Vuitton Moet Hennessey Corporation)
                                                                     (1987-1991) and chairman of its wine and
                                                                     spirits subsidiary, Schieffelin & Somerset
                                                                     Company (1987-1991). Mr. Armstrong is a
                                                                     director or trustee of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

E. Garrett Bewkes, Jr.**; 70          Trustee and Chairman of the  Mr. Bewkes is a director of Paine Webber

                                           Board of Trustees         Group Inc. ('PW Group') (holding company of
                                                                     PaineWebber and Mitchell Hutchins). Prior
                                                                     to December 1995, he was a consultant to PW
                                                                     Group. Prior to 1988, he was chairman of
                                                                     the board, president and chief executive
                                                                     officer of American Bakeries Company. Mr.
                                                                     Bewkes is also a director of Interstate
                                                                     Bakeries Corporation and NaPro BioTherapeu-
                                                                     tics, Inc. Mr. Bewkes is a director or
                                                                     trustee of 30 investment companies for

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Richard R. Burt; 49                             Trustee            Mr. Burt is chairman of International Equity
1101 Connecticut Avenue, N.W.                                        Partners (international investments and
Washington, D.C. 20036                                               consulting firm) (since March 1994) and a
                                                                     partner of McKinsey & Company (management
                                                                     consulting firm) (since 1991). He is also a
                                                                     director of American Publishing Company and
     Archer-Daniels-Midland Co. (agricultural
     commodities). He was the chief negotiator in
     the Strategic Arms Reduction Talks with the
     former Soviet Union (1989-1991) and the U.S.
                                                                     Ambassador to the Federal Republic of Germany
                                                                     (1985-1989). Mr. Burt is a director or
                                                                     trustee of 29 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Mary C. Farrell**; 46                           Trustee            Ms. Farrell is a managing director, senior
                                                                     investment strategist and member of the
                                                                     Investment Policy Committee of PaineWebber.
                                                                     Ms. Farrell joined PaineWebber in 1982. She
                                                                     is a member of the Financial Women's
                                                                     Association and Women's Economic Roundtable
                                                                     and is employed as a regular panelist on
                                                                     Wall $treet Week with Louis Rukeyser. She
                                                                     also serves on the Board of Overseers of
                                                                     New York University's Stern School of
                                                                     Business. Ms. Farrell is a director or
                                                                     trustee of 29 investment companies for

                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Meyer Feldberg; 54                              Trustee            Mr. Feldberg is Dean and Professor of
Columbia University                                                  Management of the Graduate School of
101 Uris Hall                                                        Business, Columbia University. Prior to
New York, New York 10027                                             1989, he was president of the Illinois In-
                                                                     stitute of Technology. Dean Feldberg is
                                                                     also a director of AMSCO International Inc.
                                                                     (medical instruments and supplies),
                                                                     Federated Department Stores, Inc. and New
                                                                     World Communications Group Incorporated.
                                                                     Dean Feldberg is a director or trustee of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

George W. Gowen; 67                             Trustee            Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                     Dunnington, Bartholow & Miller. Prior to
New York, New York 10017                                             May 1994, he was a partner in the law firm
                                                                     of Fryer, Ross & Gowen. Mr. Gowen

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     is a director of Columbia Real Estate In-
                                                                     vestments, Inc. Mr. Gowen is a director or
                                                                     trustee of 29 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Frederic V. Malek; 59                           Trustee            Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Avenue, N.W.                                       Partners (investment bank) and a co-
Suite 350                                                            chairman and director of CB Commercial
Washington, D.C. 20004                                               Group Inc. (real estate). From January 1992
                                                                     to November 1992, he was campaign manager
                                                                     of Bush-Quayle '92. From 1990 to 1992, he
                                                                     was vice chairman and, from 1989 to 1990,
                                                                     he was president of Northwest Airlines
                                                                     Inc., NWA Inc. (holding company of North-
                                                                     west Airlines Inc.) and Wings Holdings Inc.
                                                                     (holding company of NWA Inc.). Prior to
                                                                     1989, he was employed by the Marriott
                                                                     Corporation (hotels, restaurants, airline
                                                                     catering and contract feeding), where he

                                                                     most recently was an executive vice
                                                                     president and president of Marriott Hotels
                                                                     and Resorts. Mr. Malek is also a director
                                                                     of American Management Systems, Inc.
                                                                     (management consulting and computer related
                                                                     services), Automatic Data Processing, Inc.,
                                                                     Avis, Inc. (passenger car rental), FPL
                                                                     Group, Inc. (electric services), and
                                                                     National Education Corporation and
                                                                     Northwest Airlines Inc. Mr. Malek is a
                                                                     director or trustee of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Carl W. Schafer; 60                             Trustee            Mr. Schafer is president of the Atlantic
P.O. Box 1164                                                        Foundation (charitable foundation sup-
Princeton, NJ 08542                                                  porting mainly oceanographic exploration
                                                                     and research). He also is a director of
                                                                     Roadway Express, Inc. (trucking), The
                                                                     Guardian Group of Mutual Funds, Evans
                                                                     Systems, Inc. (a motor fuels, convenience
                                                                     store and diversified company), Hidden Lake
                                                                     Gold Mines Ltd., Electronic Clearing House,
                                                                     Inc., (financial transactions processing),
                                                                     Wainoco Oil Corporation and Nutraceutix,
                                                                     Inc. (biotechnology). Prior to January
                                                                     1993, he was chairman of the Investment
                                                                     Advisory Committee of the Howard Hughes

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
                                                                     Medical Institute. Mr. Schafer is a direc-
                                                                     tor or trustee of 29 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as an investment adviser.

John R. Torell, III; 57                         Trustee            Mr. Torell is chairman of Torell Management,
767 Fifth Avenue                                                     Inc. (financial advisory firm), chairman of
Suite 4605                                                           Telesphere Corporation (electronic provider
New York, NY 10153                                                   of financial information) and a partner of
                                                                     Zilkha & Company (merchant bank and private
                                                                     investment company). He is the former
                                                                     chairman and chief executive officer of

                                                                     Fortune Bancorp (1990-1991 and 1990-1994,
                                                                     respectively), the former chairman, presi-
                                                                     dent and chief executive officer of CalFed,
                                                                     Inc. (savings association) (1988 to 1989)
                                                                     and the former president of Manufacturers
                                                                     Hanover Corp. (bank) (prior to 1988). Mr.
                                                                     Torell is also a director of American Home
                                                                     Products Corp., New Colt Inc. (armament
                                                                     manufacturer) and Volt Information Sciences
                                                                     Inc. Mr. Torell is a director or trustee of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

T. Kirkham Barneby; 50                    Vice President         Mr. Barneby is a managing director and chief
                                        (Investment Trust only)      investment officer--quantitative investment
                                                                     of Mitchell Hutchins. Prior to September
                                                                     1994, he was a senior vice president at
                                                                     Vantage Global Management. Prior to June
                                                                     1993, he was a senior vice president at
                                                                     Mitchell Hutchins. Mr. Barneby is a vice
                                                                     president of four investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

Teresa M. Boyle; 38                         Vice President         Ms. Boyle is a first vice president and man-
                                                                     ager--advisory administration of Mitchell
                                                                     Hutchins. Prior to November 1993, she was
                                                                     compliance manager of Hyperion Capital
                                                                     Management, Inc., an investment advisory
                                                                     firm. Prior to April 1993, Ms. Boyle was a
                                                                     vice president and manager--legal
                                                                     administration of Mitchell Hutchins. Ms.
                                                                     Boyle is a vice president of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
C. William Maher; 35                      Vice President and       Mr. Maher is a first vice president and a
                                          Assistant Treasurer        senior manager of the mutual fund finance
                                                                     division of Mitchell Hutchins. Mr. Maher is
                                                                     a vice president and assistant treasurer of

                                                                     30 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment
                                                                     adviser.

Dennis McCauley; 49                   Vice President (Investment   Mr. McCauley is a managing director and chief
                                             Series only)            investment officer--fixed income of
                                                                     Mitchell Hutchins. Prior to December 1994,
                                                                     he was director of fixed income
                                                                     investments of IBM Corporation. Mr.
                                                                     McCauley is a vice president of 19
                                                                     investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.

Ann E. Moran; 39                          Vice President and       Ms. Moran is a vice president of Mitchell
                                          Assistant Treasurer        Hutchins. Ms. Moran is also a vice presi-
                                                                     dent and assistant treasurer of 30 invest-
                                                                     ment companies for which Mitchell Hutchins
                                                                     or PaineWebber serves as investment
                                                                     adviser.

Dianne E. O'Donnell; 44                   Vice President and       Ms. O'Donnell is a senior vice president and
                                               Secretary             deputy general counsel of Mitchell
                                                                     Hutchins. Ms. O'Donnell is a vice presi-
                                                                     dent and secretary of 29 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment
                                                                     adviser.

Emil Polito; 36                             Vice President         Mr. Polito is a senior vice president and di-
                                                                     rector of operations and control for
                                                                     Mitchell Hutchins. From March 1991
                                                                     to September 1993, he was director of the
                                                                     Mutual Funds Sales Support and Service
                                                                     Center for Mitchell Hutchins and
                                                                     PaineWebber. Mr. Polito is also
                                                                     vice president of 30 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment
                                                                     adviser.

Victoria E. Schonfeld; 45                   Vice President         Ms. Schonfeld is a managing director and
                                                                     general counsel of Mitchell Hutchins. Prior
                                                                     to May 1994, she was a partner in the law
                                                                     firm of Arnold & Porter. Ms. Schonfeld is a
                                                                     vice president of 30 investment companies
                                                                     for which Mitchell Hutchins or PaineWebber
                                                                     serves as investment adviser.

                                                                               BUSINESS EXPERIENCE;
       NAME AND ADDRESS*; AGE          POSITION WITH EACH TRUST                 OTHER DIRECTORSHIPS
------------------------------------  ---------------------------  ---------------------------------------------
Paul H. Schubert; 33                      Vice President and       Mr. Schubert is a first vice president and
                                          Assistant Treasurer        a senior manager of the mutual fund fi-
                                                                     nance division of Mitchell Hutchins. From
                                                                     August 1992 to August 1994, he was a vice
                                                                     president at Black Rock Financial
                                                                     Management, Inc. Prior to August 1992, he
                                                                     was an audit manager with Ernst & Young
                                                                     LLP. Mr. Schubert is a vice president and
                                                                     assistant treasurer of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Julian F. Sluyters; 36                    Vice President and       Mr. Sluyters is a senior vice president and
                                               Treasurer             the director of the mutual fund finance
                                                                     division of Mitchell Hutchins. Prior to
                                                                     1991, he was an audit senior manager with
                                                                     Ernst & Young LLP. Mr. Sluyters is a vice
                                                                     president and treasurer of 30 investment
                                                                     companies for which Mitchell Hutchins or
                                                                     PaineWebber serves as investment adviser.

Mark A. Tincher; 41                         Vice President         Mr. Tincher is a managing director and chief
                                                                     investment officer--U.S. equity in-
                                                                     vestments of Mitchell Hutchins. Prior to
                                                                     March 1995, he was a vice president and
                                                                     directed the U.S. funds management and
                                                                     equity research areas of Chase Manhat-
                                                                     tanPrivate Bank. Mr. Tincher is a vice
                                                                     president of 14 investment companies for
                                                                     which Mitchell Hutchins or PaineWebber
                                                                     serves as investment
                                                                     adviser.

Stuart Waugh; 40                      Vice President (Investment   Mr. Waugh is a managing director and a
                                             Series only)            portfolio manager of Mitchell Hutchins
                                                                     responsible for global fixed income in-
                                                                     vestments and currency trading. Mr. Waugh
                                                                     is also a vice president of four other
                                                                     investment companies for which Mitchell
                                                                     Hutchins serves as investment adviser.

Keith A. Weller; 35                       Vice President and       Mr. Weller is a first vice president and as-
                                          Assistant Secretary        sociate general counsel of Mitchell
                                                                     Hutchins. Prior to May 1995, he was an
                                                                     attorney in private practice. Mr. Weller is

                                                                     a vice president and assistant secretary of
                                                                     29 investment companies for which Mitchell
                                                                     Hutchins or PaineWebber serves as
                                                                     investment adviser.


                                                        (Footnotes on next page)

(Footnotes from previous page)
------------------

 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are 'interested persons' of each
   Fund as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


     Each Trust pays trustees who are not 'interested persons' of the Trust $1,000 annually for each series and $150 for each board meeting and each separate meeting of a board committee. Investment Trust II and Investment Series presently each has one series and thus pay each such trustee $1,000 annually, plus any additional amounts due for board or committee meetings. Investment Trust has two series and thus pays each such trustee $2,000 annually, plus any additional amounts due for board or committee meetings. Messrs. Feldberg and Torell serve as chairmen of the audit and contract review committees of individual funds within the PaineWebber fund complex and receive additional annual compensation, aggregating $15,000 each, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees own in the aggregate less than 1% of the outstanding shares of each Fund. Because PaineWebber, Mitchell Hutchins and, as applicable, a Sub-Adviser perform substantially all the services necessary for the operation of the Trusts and each Fund, the Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trusts for acting as a trustee or officer.


     The table below includes certain information relating to the compensation of the current trustees who held office with the Trusts or with other PaineWebber funds during the fiscal years indicated.

                               COMPENSATION TABLE


                                                                                                        TOTAL
                                                      AGGREGATE       AGGREGATE       AGGREGATE      COMPENSATION
                                                     COMPENSATION    COMPENSATION    COMPENSATION      FROM THE

                                                         FROM            FROM            FROM         TRUST AND
                                                      INVESTMENT      INVESTMENT      INVESTMENT       THE FUND
             NAME OF PERSON, POSITION                 TRUST II*        TRUST**        SERIES***      COMPLEX****
--------------------------------------------------   ------------    ------------    ------------    ------------
Richard Q. Armstrong,
  Trustee.........................................      $1,688          $2,625              --         $  9,000
Richard R. Burt,
  Trustee.........................................      $1,688          $2,625              --         $  7,750
Meyer Feldberg,
  Trustee.........................................      $1,688          $2,625          $7,000         $106,375
George W. Gowen,
  Trustee.........................................      $1,688          $2,625          $7,000         $ 99,750
Frederic V. Malek,
  Trustee.........................................      $1,688          $2,625          $7,000         $ 99,750
Carl W. Schafer,
  Trustee.........................................      $1,688          $2,625              --         $118,175
John R. Torell, III,
  Trustee.........................................      $1,688          $2,625              --         $ 28,125


------------------


     Only independent members of the board are compensated by the Trusts and identified above; trustees who are 'interested persons,' as defined by the 1940 Act, do not receive compensation.


   * Represents fees paid to each trustee during the fiscal year ended June 30, 1996.


  ** Represents fees paid to each trustee during the fiscal year ended August
     31, 1996.


 *** Represents fees paid to each trustee during the fiscal year ended October
     31, 1995.


**** Represents total compensation paid to each trustee during the calendar year ended December 31, 1995; no fund within the fund complex has a pension or retirement plan.

            BENEFICIAL OWNERSHIP OF GREATER THAN 5% OF FUND SHARES



     The following shareholder is shown in Emerging Markets Equity Fund's records as owning more than 5% of its shares:



Number and Percentage
        of Shares Beneficially
Name and Address*     Owned as of September 30, 1996
-----------------     ------------------------------
Subaru of New England...........623,513    (16.0%)



     The following shareholder is shown in Global Equity Fund's records as owning more than 5% of its shares:



Number and Percentage
        of Shares Beneficially
Name and Address*     Owned as of September 30, 1996
-----------------     ------------------------------
Northern Trust Company..........1,989,815     (6.1%)



--------------
* The shareholder listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS


     INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to each Fund pursuant to separate contracts (each an 'Advisory Contract') with each Trust. Under the Advisory Contracts, each Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rates indicated below. Furthermore, under a service agreement ('Service Agreement') with Global Income Fund that is reviewed by its board annually, PaineWebber provides certain services to Global Income Fund not otherwise provided by the Fund's transfer agent.


     Under the terms of the Advisory Contracts, each Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by each Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.


     For the fiscal years ended June 30, 1995 and June 30, 1996, Mitchell Hutchins waived part of its management fees and reimbursed Emerging Markets Equity Fund in the amounts of $81,217 and $538,618, respectively; during these periods, certain expense limitations were applicable which are no longer in effect. As of the date of this Statement of Additional Information, Mitchell Hutchins was voluntarily waiving part of its management fees and/or making reimbursements to Emerging Markets Equity Fund so that the Fund's 'Total Operating Expenses' were as listed in the Expense Table in the Prospectus. Mitchell Hutchins may discontinue these voluntary waivers/reimbursements at any time.


     Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Fund's board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.


     EMERGING MARKETS EQUITY FUND. Mitchell Hutchins acts as the investment adviser and administrator of Emerging Markets Equity Fund pursuant to an Advisory Contract with the Trust dated April 13, 1995. Under the Advisory Contract the Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the annual rate of 1.62% of the Fund's average daily net assets up to and including $100 million and 1.50% of amounts over $100 million. For the fiscal years ended June 30, 1996 and June 30, 1995 and for the period January

19, 1994 (commencement of operations) to June 30, 1994, the Fund paid (or accrued) to Mitchell Hutchins and/or Kidder Peabody Asset Management, Inc. ('KPAM') (the Fund's investment adviser prior to February 13, 1995) advisory and administrative fees of $867,093, $1,261,493 and $658,437, respectively.

     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with Emerging Markets Management, dated April 13, 1995 ('Sub-Advisory Contract'), pursuant to which the Emerging Markets Management determines what securities will be purchased, sold or held by Emerging Markets Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Emerging Markets Management a fee in the amount of 1.12% of the Fund's average daily net assets up to and including $100 million and 0.90% of amounts over $100 million. Emerging Markets Management bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. Under the Sub-Advisory Contract (or a prior sub-advisory contract between KPAM and Emerging Markets Management) for the fiscal years ended June 30, 1996, June 30, 1995 and for the period January 19, 1994 (commencement of operations) through June 30, 1994, Mitchell Hutchins and/or KPAM paid (or accrued) fees of $599,472, $872,143 and $455,216, respectively, to Emerging Markets Management.



     Under the Sub-Advisory Contract, Emerging Markets Management will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, Emerging Markets Equity Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to the Trust, the Fund, its shareholders or Mitchell Hutchins to which Emerging Markets Management would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.



     GLOBAL EQUITY FUND. Mitchell Hutchins acts as the investment adviser and administrator of Global Equity Fund pursuant to an Advisory Contract dated August 25, 1995 with the Trust. Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.85% of the value of the Fund's average daily net assets up to and including $500 million, 0.83% of amounts over $500 million and up to and including $1 billion, and 0.805% of amounts over $1 billion. For the fiscal years ended August 31, 1996, August 31, 1995, and August 31, 1994, the Fund paid (or accrued) to Mitchell Hutchins and/or KPAM (the Fund's investment adviser prior to February 13, 1995) advisory and administrative fees of $4,990,588, $2,109,091 and $2,339,156, respectively.




     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with GE Investment Management, dated August 25, 1995 ('Sub-Advisory Contract'), pursuant to which GE Investment Management determines what securities will be purchased, sold or held by the Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays GE Investment Management a fee, computed daily and paid monthly, at the annual rate of 0.31% of the value of its average daily net assets up to and including $500 million, 0.29% of amounts over $500 million up to and including $1 billion, and 0.265% of amounts over $1 billion. GE Investment Management bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. Under the Sub-Advisory Contract or a prior sub-advisory contract between KPAM and GE Investment Management for the fiscal year ended August 31, 1996, August 31, 1995 and August 31, 1994, Mitchell Hutchins and/or KPAM paid (or accrued) fees of $1,808,760, $1,523,282, and $1,637,409, respectively, to GE Investment
Management.



     Under the Sub-Advisory Contract, GE Investment Management will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, Global Equity Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to the Trust, the Fund, its shareholders or Mitchell Hutchins to which GE Investment Management would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.


     The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of Global Equity Fund's outstanding voting securities on 60 days' notice to GE Investment Management, or by Global Equity on 60 days' written notice to Mitchell Hutchins.


     GLOBAL INCOME FUND. Mitchell Hutchins acts as the investment adviser and administrator of Global Income Fund pursuant to an Advisory Contract with the Trust dated April 21, 1988. Under the Advisory

Contract the Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets up to and including $500 million, 0.725% of amounts in excess of $500 million and up to $1 billion, 0.70% of amounts in excess of $1 billion and up to $1.5 billion, 0.675% of amounts in excess of $1.5 billion and up to $2.0 billion, and 0.65% of amounts over $2 billion. For the fiscal years ended October 31, 1995, October 31, 1994 and October 31, 1993, the Fund paid (or accrued) to Mitchell Hutchins advisory and administrative fees of $9,229,318, $12,723,592 and $11,643,584, respectively.



     Pursuant to the Service Agreement, for the fiscal years ended October 31, 1995, October 31, 1994 and October 31, 1993, Global Income Fund paid (or accrued) to PaineWebber $376,299, $487,859 and $467,885, respectively.


     NET ASSETS. The following table shows the approximate net assets as of September 30, 1996, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                                                                     NET ASSETS
INVESTMENT CATEGORY                                                                   ($ MIL)
----------------------------------------------------------------------------------   ----------
Domestic (excluding Money Market).................................................    $5,616.6
Global............................................................................     2,826.6
Equity/Balanced...................................................................     3,221.4
Fixed Income (excluding Money Market).............................................     5,221.2
     Taxable Fixed Income.........................................................     3,586.3
     Tax-Free Fixed Income........................................................     1,634.9
Money Market Funds................................................................    22,177.7



     PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to codes of ethics that describe the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients. Personnel of each Sub-Adviser may also invest in securities for their own accounts pursuant to comparable codes of ethics.


     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class Y shares of each Fund under separate distribution contracts with each Fund (collectively, 'Distribution Contracts') that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Shares of each of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to the Class Y shares (collectively, 'Exclusive Dealer Agreements'), PaineWebber and its correspondent firms sell the Funds' shares.

                             PORTFOLIO TRANSACTIONS


     Subject to policies established by each Fund's board, Mitchell Hutchins or a Sub-Adviser, as applicable, is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the Sub-Adviser seeks to obtain the best net results for a Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins and the Sub-Adviser generally seek reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a 'spread,' which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. For the fiscal years ended June 30, 1996, June 30, 1995 and the period January 19, 1994 (commencement of operations) to June 30, 1994, Emerging Markets Equity Fund paid $264,723, $531,901 and $363,528, respectively, in brokerage commissions. For the fiscal years ended August 31, 1996, August 31, 1995 and August 31, 1994, Global Equity Fund paid $1,472,329, $850,531 and $780,022, respectively, in brokerage commissions. For the fiscal years ended October 31, 1995, October 31, 1994 and October 31, 1993, Global Income Fund did not pay any brokerage commissions.



     The Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. Each Fund's board of trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize PaineWebber to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended June 30, 1996 and June 30, 1995, Emerging Markets Equity Fund paid no brokerage commissions to PaineWebber. For its last three fiscal years, Global Equity Fund paid no brokerage commissions to PaineWebber. For its last three fiscal years, Global Income paid no brokerage commissions to PaineWebber.



     Transactions in futures contracts are executed through futures commission merchants ('FCMs'), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber are similar to those in effect with respect to brokerage transactions in securities.


     Consistent with the interests of the Funds and subject to the review of each Fund's board of trustees, Mitchell Hutchins or a Sub-Adviser may cause a Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide that Fund with research, analysis, advice and similar services. In return for such services, the Funds may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or the Sub-Adviser, as applicable, to that Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. For Global Equity Fund's fiscal year ended August 31, 1996, GE Investment
Management directed $21,439,471 in portfolio transactions to brokers chosen because they provided research services, for which Fund paid $24,245 in commissions. For the fiscal year ended June 30, 1996, Emerging Markets Management directed none of Emerging Market Equity Fund's protfolio transactions to brokers chosen for research services. For the fiscal year ended October 31, 1995 Mitchell Hutchins directed no portfolio transactions to brokers chosen for research services.


     For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins or the applicable Sub-Adviser seeks best execution. Although Mitchell Hutchins and the Sub-Advisers may receive certain research or execution services in connection with these transactions, Mitchell Hutchins and the Sub-Advisers will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins and the Sub-Advisers will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins or a Sub-Adviser may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or the Sub-Adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.

     Information and research services furnished by brokers or dealers through which or with which the Funds effect securities transactions may be used by Mitchell Hutchins or a Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or the Sub-Adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or the Sub-Advisers under the Sub-Advisory Contracts.

     Investment decisions for a Fund and for other investment accounts managed by Mitchell Hutchins or by a Sub-Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


     The Funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each Fund's board of trustees pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.


     PORTFOLIO TURNOVER. The Funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

     The Funds' respective portfolio turnover rates for the preceding two fiscal years were:


EMERGING MARKETS EQUITY FUND
Fiscal Year ended June 30, 1996.............................................................................    69%
Fiscal Year ended June 30, 1995.............................................................................    76%

GLOBAL EQUITY FUND
Fiscal Year ended August 31, 1996...........................................................................    33%

Fiscal Year ended August 31, 1995...........................................................................    40%

GLOBAL INCOME FUND
Fiscal Year ended October 31, 1995..........................................................................   113%
Fiscal Year ended October 31, 1994..........................................................................   108%

                              VALUATION OF SHARES

     The Funds determine their net asset values per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the Sub-Adviser as the primary market. Securities traded in the OTC market and listed on The Nasdaq Stock Market, Inc. ('Nasdaq') are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each Fund's board. In valuing lower rated corporate debt securities it should be recognized that judgment often plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Funds' custodian. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board of trustees of a Fund determines that this does not represent fair value.


     Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in a computation of the Funds' net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of each Fund's board of trustees. The foreign currency exchange transactions of the Funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

                            PERFORMANCE INFORMATION

     The Funds' performance data quoted in advertising and other promotional materials ('Performance Advertisements') represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ('Standardized Return') used in each Fund's Performance Advertisements are calculated according to the following formula:

         P(1 + T)n  =  ERV
      where:     P  =  a hypothetical initial payment of $1,000 to purchase shares of a specified Class
                 T  =  average annual total return of shares of that Class
                 n  =  number of years
               ERV  =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or 'T' in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

     The Funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ('Non-Standardized Return'). The Funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.


     The following table shows performance information for the Class Y shares of the Funds for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.



                          EMERGING MARKETS EQUITY FUND

                                                                                                            CLASS Y
                                                                                                            -------
Fiscal year ended June 30, 1996:
  Standardized Return*...................................................................................      3.69%
  Non-Standardized Return................................................................................      3.69%
Inception** to June 30, 1996:
  Standardized Return*...................................................................................    (6.47)%
  Non-Standardized Return................................................................................    (6.47)%

------------------
* Class Y shares do not impose an initial or contingent deferred sales charge; therefore, Non-Standardized Return is identical to Standardized Return.
** The inception date for Class Y shares of Emerging Markets Equity Fund was
   January 19, 1994.

                               GLOBAL EQUITY FUND

                                                                                                           CLASS Y
                                                                                                           -------
Fiscal year ended August 31, 1996:
  Standardized Return*..................................................................................      8.39%
  Non-Standardized Return...............................................................................      8.39%
Inception** to August 31, 1996:
  Standardized Return*..................................................................................     10.77%
  Non-Standardized Return...............................................................................     10.77%

------------------
* Class Y shares do not impose an initial or contingent deferred sales charge; therefore, Non-Standardized Return is identical to Standardized Return.
** The inception date for Class Y shares of Global Equity Fund was May 10, 1993.

                               GLOBAL INCOME FUND

                                                                                                           CLASS Y
                                                                                                           -------

For the period ended April 30, 1996:
  Standardized Return*..................................................................................      8.36%
  Non-Standardized Return...............................................................................      8.36%
Inception** to April 30, 1996:
  Standardized Return*..................................................................................      7.53%
  Non-Standardized Return...............................................................................      7.53%

------------------
* Class Y shares do not impose an initial or contingent deferred sales charge; therefore, Non-Standardized Return is identical to Standardized Return.
** The inception date for Class Y shares of Global Income Fund was August 26,
   1991.

     YIELD. Yields used in Global Income Fund's Performance Advertisements are calculated by dividing the Fund's interest income attributable to a Class of shares for a 30-day period ('Period'), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) at the end of the Period. Yield quotations are calculated according to the following formula:

                               a-b     6
                YIELD  =  2 [( --- +1 ) -1 ]
                               cd

         where:     a  =  interest earned during the Period attributable to a Class of shares
                    b  =  expenses accrued for the Period attributable to a Class of shares (net of reimbursements)
                    c  =  the average daily number of shares of a Class outstanding during the Period that were entitled to receive dividends
                    d  =  the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the
                          Period.


     Except as noted below, in determining interest income earned during the Period (variable 'a' in the above formula), Global Income Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. For the 30-day period ended April 30, 1996, the yield for the Class Y shares of Global Income Fund was 5.48%.



     OTHER INFORMATION. In Performance Advertisements, the Funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ('Lipper'), CDA Investment Technologies, Inc. ('CDA'), Wiesenberger Investment Companies Service ('Wiesenberger'), Investment Company Data, Inc. ('ICD') or Morningstar Mutual Funds ('Morningstar'), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ('S&P 500'), the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, 30-year and 10-year U.S. Treasury bonds, the

Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Salomon Brothers Non-U.S. Dollar Index, the Morgan Stanley Capital International World Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.



     The Funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. 'Compounding' refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.




     The Funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the Funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the Funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any of the Funds involves greater risks than an investment in either a money market fund or a CD.

     Each Fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.


              Common Stock                    $10,507
              Long-Term Gov't Bonds              $314
              Treasury Bills                     $127
              Inflation/CPI                       $85


The chart is shown for illustrative purposes only and does not represent any Fund's performance. These returns consist of income, capital appreciation (or depreciation), and should not be considered an indication or guarantee of future investments results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500 Index, an unmanaged weighted index comprising 500 widely held common stock and varying in composition. Unlike investors in bonds and Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.

------------------
Source: Stocks, Bonds, Bills and Inflation 1996 Yearbook(Trademark) Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

     Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1995, stocks beat all other traditional asset classes. A $10 investment in the S&P 500 grew to $10,507, significantly more than any other investment.

                                     TAXES


     In order to continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ('Distribution Requirement') and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ('Income Requirement');
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ('Short-Short Limitation'); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of that Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


     Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by each Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.


     If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


     Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively 'foreign taxes') that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes; (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources; and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


     Each Fund will be subject to a nondeductible 4% excise tax ('Excise Tax') to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


     Each Fund may invest in the stock of 'passive foreign investment companies' ('PFICs') if such stock is a permissible investment. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any 'excess distribution' received on the stock of a PFIC or of any gain from disposition of such stock (collectively 'PFIC income'), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a 'qualified electing fund' ('QEF') then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which may have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


     Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to 'mark-to-market' their stock in certain PFICs. 'Marking-to-market,' in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts on foreign currencies, also will be subject to the Short-Short Limitation if they are held for less than three months and are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities).



     If a Fund satisfies certain requirements, any increase in value of a position that is part of a 'designated hedge' will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options, futures, and forward currency contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

     Global Income Fund may acquire zero coupon U.S. Treasury securities issued with original issue discount. As a holder of such securities, the Fund must include in its gross income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or certain options, futures, forward currency contracts or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


                               OTHER INFORMATION


     Each Trust is an entity of the type commonly known as a 'Massachusetts business trust.' Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the Trust or Fund. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust or the Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes it remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the Fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.




     Prior to November 1, 1995, the name of Emerging Markets Equity Fund was 'Mitchell Hutchins/Kidder Peabody Emerging Markets Equity Fund.' Prior to February 13, 1995, the name of the Fund was 'Kidder, Peabody Emerging Markets Equity Fund.' Prior to November 10, 1995, the Fund's Class C shares were called 'Class B' shares. New Class B shares were not offered prior to November 10, 1995.



     Prior to August 25, 1995, the name of Global Equity Fund was 'Mitchell Hutchins/Kidder, Peabody Global Equity Fund.' Prior to November 10, 1995, the Fund's Class B shares were known as 'Class E' shares and its Class C shares were known as 'Class B' shares.


     Prior to July 1, 1991, the name of Global Income Fund was 'PaineWebber Master Global Income Fund.' Prior to November 10, 1995, the Fund's Class C shares were known as 'Class D' shares.

     CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific Classes of the Fund's shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the transfer agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.
                                       36

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.



     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for Emerging Markets Equity Fund and Global Equity Fund. Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for Global Income Fund.



                              FINANCIAL STATEMENTS


     Each Fund's Annual Report to Shareholders for the last fiscal year is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated herein by this reference. The Semi-Annual Report to Shareholders for Global Income Fund is a separate document supplied with this Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated herein by reference.

                                    APPENDIX


DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS


     AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as a 'gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.




DESCRIPTION OF S&P CORPORATE DEBT RATINGS



     AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the higher rated issues only in small degree; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



     Plus (+) or Minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               ------------------

                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
Investment Policies and Restrictions...........     1
Hedging Strategies.............................     9
Trustees and Officers..........................    17
Investment Advisory and Distribution
  Arrangements.................................    24
Portfolio Transactions.........................    27
Valuation of Shares............................    29
Performance Information........................    29
Taxes..........................................    34
Other Information..............................    36
Financial Statements...........................    37
Appendix.......................................   A-1

(Copyright)1996 PaineWebber Incorporated

                                                                     PaineWebber
                                                                Emerging Markets
                                                                     Equity Fund
                                                                     PaineWebber
                                                              Global Equity Fund
                                                                     PaineWebber
                                                              Global Income Fund
                                                                  Class Y Shares

 _______________________________________
                                             Statement of Additional Information
                                                                October 31, 1996

         _______________________________________
                                                                     PAINEWEBBER

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of October, 1996.

                                    PAINEWEBBER INVESTMENT SERIES

                                    By:  /s/ Dianne E. O'Donnell
                                       ------------------------------------
                                        Dianne E. O'Donnell
                                        Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                             Title                    Date
---------                             -----                    ----
/s/ Margo N. Alexander                President and Trustee    October 29, 1996
----------------------------          (Chief Executive
Margo N. Alexander *                  Officer)


/s/ E. Garrett Bewkes, Jr.            Trustee and Chairman     October 29, 1996
----------------------------          of the Board of
E. Garrett Bewkes, Jr. *              Trustees

/s/ Richard Q. Armstrong              Trustee                  October 29, 1996
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                   Trustee                  October 29, 1996
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell                   Trustee                  October 29, 1996
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                    Trustee                  October 29, 1996
---------------------------
Meyer Feldberg *

/s/ George W. Gowen                   Trustee                  October 29, 1996
---------------------------
George W. Gowen *


/s/ Frederic V. Malek                 Trustee                  October 29, 1996
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                   Trustee                  October 29, 1996
---------------------------
Carl W. Schafer *

/s/ John R. Torell III                Trustee                  October 29, 1996
----------------------------
John R. Torell III *

/s/ Julian F. Sluyters                Vice President and       October 29, 1996
---------------------------           Treasurer (Chief
Julian F. Sluyters                    Financial and
                                      Accounting Officer)

                             SIGNATURES (Continued)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File No. 2-89016, filed June 27, 1996.

                           PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:  (filed herewith)

PaineWebber Global Income Fund

Included in Part A of this Registration Statement:

         Financial Highlights for one Class A, B, C and Y share of the Fund for the six months ended April 30, 1996 (unaudited)

         Financial Highlights for one Class A share of the Fund for each of the four years in the period ended October 31, 1995 and for the period July 1, 1991 (commencement of offering) to October 31, 1991.

         Financial Highlights for one Class B share of the Fund for each of the eight years in the period ended October 31, 1995 and for the period March 20, 1987 (commencement of operations) to October 31, 1987.

         Financial Highlights for one Class C share of the Fund for each of the three years in the period ended October 31, 1995 and for the period July 2, 1992 (commencement of operations) to October 31, 1992.

         Financial Highlights for one Class Y share of the Fund for each of the four years in the period ended October 31, 1995 and for the period August 26, 1991 (commencement of offering) to October 31, 1991.


Included in Part B of this Registration Statement through incorporation by reference from the Registrant's Semi-Annual Report to Shareholders filed with the SEC through EDGAR on July 1, 1996, Accession No. 0000-808-424-96-00003:

         Portfolio of Investments at April 30, 1996 (unaudited).

         Statement of Assets and Liabilities at April 30, 1996 (unaudited).

         Statement of Operations for the six months ended April 30, 1996 and the year ended October 31, 1995 (unaudited).

         Statement of Changes in Net Assets for the six months ended April 30, 1996 and the year ended October 31, 1995 (unaudited).

         Notes to Financial Statements.


Included in Part B of this Registration Statement through incorporation by reference from the Registrant's Annual Report to Shareholders filed with the SEC through EDGAR on January 5, 1996, Accession No. 0000950130-95-000047:

         Portfolio of Investments at October 31, 1995.

         Statement of Assets and Liabilities at October 31, 1995.

         Statement of Operations for the year ended October 31, 1995.

         Statement of Changes in Net Assets for each of the two years in the period ended October 31, 1995.

         Notes to Financial Statements.

         Financial Highlights for one Class A share of the Fund for each of the four years in the period ended October 31, 1995 and for the period July 1, 1991 (commencement of offering) to October 31, 1991.

         Financial Highlights for one Class B share of the Fund for each of the five years in the period ended October 31, 1995.

         Financial Highlights for one Class C share of the Fund for each of the three years in the period ended October 31, 1995 and for the period July 2, 1992 (commencement of offering) to October 31, 1992.

         Financial Highlights for one Class Y share of PaineWebber Global Income Fund for each of the four years in the period ended October 31, 1995 and for the period August 26, 1991 (commencement of offering) to October 31, 1991.

         Report of Independent Accountants dated December 20, 1995.


(b)      Exhibits:

(1)      (a)      Declaration of Trust 1/
         (b)      Amendment effective January 28, 1988 to Declaration of Trust
                  4/
         (c)      Amendment effective March 15, 1989 to Declaration of Trust
                  5/
         (d)      Amendment effective November 27, 1989 to Declaration of
                  Trust 6/
         (e)      Amendment effective October 15, 1990 to Declaration of Trust
                  7/
         (f)      Amendment effective October 24, 1990 to Declaration of Trust
                  7/
         (g)      Amendment effective April 25, 1991 to Declaration of Trust
                  10/
         (h)      Amendment effective May 1, 1991 to Declaration of Trust 10/
         (i)      Amendment effective July 1, 1991 to Declaration of Trust 10/
         (j)      Amendment effective September 24, 1991 to Declaration of

                  Trust 12/
         (k)      Amendment effective October 30, 1991 to Declaration of Trust
                  13/
         (l)      Amendment effective November 18, 1991 to Declaration of
                  Trust 13/
         (m)      Amendment effective June 30, 1992  to Declaration of Trust

                  17/
         (n)      Amendment effective July 30, 1993  to Declaration of Trust
                  19/
         (o)      Amendment effective November 17, 1993 to Declaration of
                  Trust 19/
         (p)      Amendments effective November 10 and November 29, 1995 to
                  Declaration of Trust 22/
(2)      (a)      By-Laws 1/
         (b)      Amendment dated March 19, 1991 to By-Laws 9/
         (c)      Amendment dated Sept. 28, 1994 to By-Laws 20/
(3)      Voting trust agreement - none
(4)      Instruments defining the rights of holders of Registrant's shares of beneficial interest 21/
(5)      (a)      Investment Advisory and Administration Contract 4/
(6)      (a)      Distribution Contract with respect to Class A shares 19/
         (b)      Distribution Contract with respect to Class B shares 19/
         (c)      Distribution Contract with respect to Class C shares 22/
         (d)      Distribution Contract with respect to Class Y shares 22/
         (e)      Exclusive Dealer Agreement with respect to Class A shares 19/
         (f)      Exclusive Dealer Agreement with respect to Class B shares
                  19/
         (g)      Exclusive Dealer Agreement with respect to Class C shares
                  22/
         (h)      Exclusive Dealer Agreement with respect to Class Y shares
                  22/
(7)      Bonus, profit sharing or pension plans - none
(8)      Custodian Agreement with respect to PaineWebber Global Income
         Fund 3/
(9)      (a)      Transfer Agency Agreement 7/
         (b)      Service Contract 5/
(10)     (a)      Opinion and consent of counsel regarding Class A, B, and Y shares 9/
         (b)      Opinion and consent of Counsel regarding Class C shares 16/

(11)     Other opinions, appraisals, rulings and consents:
         Accountants' Consent (filed herewith)

(12)     Financial statements omitted from Part B - none
(13)     Letter of investment intent 2/
(14)     Prototype Retirement Plan 14/
(15)     (a) Plan of Distribution pursuant to Rule 12b-1 with respect to

             Class A shares 13/
         (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 13/
         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 17/
(16)     (a) Schedules for Computation of Total Return Quotations for
             Class B shares 8/
         (b) Schedules for Computation of Total Return Quotations for Class A and Class Y shares 15/
         (c) Schedules for Computation of Yield Quotations for Class A, Class B and Class Y shares 15/
         (d) Schedules for Computation of Total Return Quotations for Class C shares 18/
         (e) Schedule for Computation of Yield Quotations for Class C shares 18/

(17) and (27) Financial Data Schedule (filed herewith)

(18)     Plan pursuant to Rule 18f-3 23/


1/ Incorporated by reference from Registration Statement on Form N-1A, File No. 33-11025, filed December 22, 1986.

2/ Incorporated by reference from Pre-Effective Amendment No. 2, File No. 33-11025, filed March 20, 1987.

3/ Incorporated by reference from Post-Effective Amendment No. 1, File No. 33-11025, filed July 20, 1987.

4/ Incorporated by reference from Post-Effective Amendment No. 3, File No. 33-11025, filed April 29, 1988.

5/ Incorporated by reference from Post-Effective Amendment No. 6, File No. 33-11025, filed November 30, 1989.

6/ Incorporated by reference from Post-Effective Amendment No. 8, File No. 33-11025, filed February 28, 1990.

7/       Incorporated by reference from Post-Effective Amendment
         No. 11, File No. 33-11025, filed October 24, 1990.

8/       Incorporated by reference from Post-Effective Amendment
         No. 13, File No. 33-11025, filed March 1, 1991.

9/ Incorporated by reference from Post-Effective Amendment No. 15, File No. 33-11025, filed May 2, 1991.


10/ Incorporated by reference from Post-Effective Amendment No. 16, File No. 33-11025, filed July 31, 1991.

11/ Incorporated by reference from Post-Effective Amendment No. 17, File No. 33-11025, filed August 26, 1991.

12/ Incorporated by reference from Post-Effective Amendment No. 18, File No. 33-11025, filed September 24, 1991.

13/ Incorporated by reference from Post-Effective Amendment No. 19, File No. 33-11025, filed February 14, 1992.

14/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

15/ Incorporated by reference from Post-Effective Amendment No. 20, File No. 33-11025, filed February 28, 1992

16/ Incorporated by reference from Post-Effective Amendment No. 21, File No. 33-11025, filed April 30, 1992.

17/ Incorporated by reference from Post-Effective Amendment No. 23, File No. 33-11025, filed December 31, 1992.

18/ Incorporated by reference from Post-Effective Amendment No. 24, File No. 33-11025, filed March 1, 1993.

19/ Incorporated by reference from Post-Effective Amendment No.25, filed March 1, 1994.

20/ Incorporated by reference from Post-Effective Amendment No. 27, File No. 33-11025, filed December 30, 1994.

21/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Declaration of Trust, as amended effective January 28, 1988, March 15, 1989, November 27, 1989, October 15, 1990, October 24, 1990, April 21, 1991, May 1, 1991, July 1,
         1991, September 24, 1991, October 30, 1991, November 18, 1991,
         June 30, 1992, November 17, 1993 and November 10 and 29, 1995, and from Articles II, VII and X of Registrant's By-Laws, as amended March 19, 1991 and September 28, 1994.

22/ Incorporated by reference from Post-Effective Amendment No.31, File No. 33-11025, filed February 26, 1996.



23/ Incorporated by reference from Post-Effective Amendment No. 33, File No. 33-11025, filed August 29, 1996.


Item 25.          Persons Controlled by or under Common Control with
                  Registrant

                  None

Item 26.          Number of Holders of Securities


                                    Number of Record Holders as
Title of Class                      of September 30, 1996
--------------                      ---------------------

Shares of beneficial interest
($.001 par value)

PaineWebber Global Income Fund

- Class A shares                    42,603

- Class B shares                    27,053

- Class C shares                     3,747

- Class Y shares                      271

Item 27.  Indemnification

         Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.



         Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

         Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
Article X, trustees shall not be liable for errors of judgement or mistakes of fact or law, for any act or omission in accordance with advice of counsel or other experts, or for failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

         Article IX of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability to the Registrant or its shareholders, provided that the Registrant may not purchase or maintain insurance that protects any such person against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Section 9 of the Investment Advisory and Administration Contract ("Contract") provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgement or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the trustees shall not be liable for any obligations of any series or the Registrant under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant or appropriate series in settlement of such right or claim and not to the assets and property of the trustees.

         Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

         Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of the relevant Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Section 6 of the Service Contract provides that PaineWebber shall be indemnified and held harmless by the Registrant against all liabilities, except those arising out of bad faith, gross negligence, willful misfeasance or reckless disregard of its duties under the Service Contract.

         Section 10 of each Distribution Contract and Section 7 of the Service Contract contain provisions similar to Section 10 of the Investment Advisory and Administration Contract, applicable to Mitchell Hutchins and PaineWebber, respectively.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 29.  Principal Underwriters

                  a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL-AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND, INC.
         GLOBAL SMALL CAP FUND, INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
         MANAGED HIGH YIELD FUND INC.
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INVESTMENT SERIES

         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SECURITIES TRUST
         PAINEWEBBER SERIES TRUST
         STRATEGIC GLOBAL INCOME FUND INC.
         TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
         2002 TARGET TERM TRUST INC.

                  b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares.

The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant:

                                             Positions and
     Name and              Positions and     Offices With
Principal Business         Offices With      Underwriter or
     Address                Registrant       Exclusive Dealer
------------------         -------------     ----------------

Margo N. Alexander         President         President and Chief
1285 Avenue of the                           Executive Officer
     Americas                                and a Director of
New York, NY 10019                           Mitchell Hutchins;
                                             Director and Executive
                                             Vice President of
                                             PaineWebber

Mary C. Farrell            Trustee           Managing Director, Senior
1285 Avenue of the                           Investment Strategist and
     Americas                                Member of Investment
New York, NY 10019                           Policy Committee of
                                             PaineWebber

Teresa M. Boyle            Vice President    First Vice President and
1285 Avenue of the                           Manager - Advisory
     Americas                                Administration of
New York, NY 10019                           Mitchell Hutchins

                                                Positions and
     Name and              Positions and        Offices With
Principal Business         Offices With         Underwriter or
     Address                Registrant          Exclusive Dealer
-------------------        ----------------     -------------------------------

Dennis McCauley            Vice President        Managing Director and
1285 Avenue of the                               Chief Investment
     Americas                                    Officer - Fixed Income of
New York, NY 10019                               Mitchell Hutchins

C. William Maher           Vice President and    First Vice President and

1285 Avenue of the         Assistant Treasurer   a Senior Manager of the
     Americas                                    Mutual Fund Finance
New York, NY 10019                               Division of Mitchell
                                                 Hutchins

Ann E. Moran               Vice President and    Vice President of
1285 Avenue of the         Assistant Treasurer   Mitchell Hutchins
    Americas
New York, NY 10019

Dianne E. O'Donnell        Vice President and    Senior Vice President and
1285 Avenue of the         Secretary             Deputy General Counsel of
     Americas                                    Mitchell Hutchins
New York, NY  10019


Emil Polito                Vice President        Senior Vice President and
1285 Avenue of the                               Director of Operations
     Americas                                    and Control of Mitchell
New York, NY 10019                               Hutchins


Victoria E. Schonfeld      Vice President        Managing Director and
1285 Avenue of the                               General Counsel of
     Americas                                    Mitchell Hutchins
New York, NY 10019

Paul H. Schubert           Vice President and    First Vice President and
1285 Avenue of the         Assistant Treasurer   a Senior Manger of the
     Americas                                    Mutual Fund Finance
New York, NY 10019                               Division of Mitchell
                                                 Hutchins

Julian F. Sluyters         Vice President and    Senior Vice President and
1285 Avenue of the         Treasurer             Director of the
     Americas                                    Mutual Fund Finance
New York, NY 10019                               Division of Mitchell
                                                 Hutchins

Stuart Waugh               Vice President        Managing Director and
1285 Avenue of the                               Portfolio Manager of
     Americas                                    Mitchell Hutchins
New York, NY  10019

                                                Positions and
     Name and              Positions and        Offices With
Principal Business         Offices With         Underwriter or

     Address                Registrant          Exclusive Dealer
-------------------        ----------------     -------------------------------


Keith A. Weller            Vice President and   First Vice President and
1285 Avenue of the         Assistant Secretary  Associate General Counsel
     Americas                                   of Mitchell Hutchins
New York, NY  10019



C) None

Item 30.  Location of Accounts and Records

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's Portfolio Manager, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                         PAINEWEBBER INVESTMENT SERIES
                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
-------

(1)      (a)      Declaration of Trust 1/
         (b)      Amendment effective January 28, 1988 to Declaration of Trust
                  4/
         (c)      Amendment effective March 15, 1989 to Declaration of Trust
                  5/
         (d)      Amendment effective November 27, 1989 to Declaration of
                  Trust 6/

         (e)      Amendment effective October 15, 1990 to Declaration of Trust
                  7/
         (f)      Amendment effective October 24, 1990 to Declaration of Trust
                  7/
         (g)      Amendment effective April 25, 1991 to Declaration of Trust
                  10/
         (h)      Amendment effective May 1, 1991 to Declaration of Trust 10/
         (i)      Amendment effective July 1, 1991 to Declaration of Trust 10/
         (j)      Amendment effective September 24, 1991 to Declaration of
                  Trust 12/
         (k)      Amendment effective October 30, 1991 to Declaration of Trust
                  13/
         (l)      Amendment effective November 18, 1991 to Declaration of
                  Trust 13/
         (m)      Amendment effective June 30, 1992  to Declaration of Trust
                  17/
         (n)      Amendment effective July 30, 1993  to Declaration of Trust
                  19/
         (o)      Amendment effective November 17, 1993 to Declaration of
                  Trust 19/
         (p)      Amendments effective November 10 and November 29, 1995 to
                  Declaration of Trust 22/
(2)      (a)      By-Laws 1/
         (b)      Amendment dated March 19, 1991 to By-Laws 9/
         (c)      Amendment dated Sept. 28, 1994 to By-Laws 20/
(3)      Voting trust agreement - none
(4)      Instruments defining the rights of holders of Registrant's shares of beneficial interest 21/
(5)      (a)      Investment Advisory and Administration Contract 4/
(6)      (a)      Distribution Contract with respect to Class A shares 19/
         (b)      Distribution Contract with respect to Class B shares 19/
         (c)      Distribution Contract with respect to Class C shares 22/
         (d)      Distribution Contract with respect to Class Y shares 22/
         (e)      Exclusive Dealer Agreement with respect to Class A shares 19/
         (f)      Exclusive Dealer Agreement with respect to Class B shares 19/
         (g)      Exclusive Dealer Agreement with respect to Class C shares 22/
         (h)      Exclusive Dealer Agreement with respect to Class Y shares 22/

(7)      Bonus, profit sharing or pension plans - none
(8)      Custodian Agreement with respect to PaineWebber Global Income
         Fund 3/
(9)      (a)      Transfer Agency Agreement 7/
         (b)      Service Contract 5/
(10)     (a)      Opinion and consent of counsel regarding Class A, B, and Y shares 9/
         (b)      Opinion and consent of Counsel regarding Class C shares 16/
(11)     Other opinions, appraisals, rulings and consents:
         Accountants' Consent (filed herewith)
(12)     Financial statements omitted from Part B - none

(13)     Letter of investment intent 2/
(14)     Prototype Retirement Plan 14/
(15)     (a)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class A shares 13/
         (b)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class B shares 13/
         (c)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class C shares 17/
(16)     (a)      Schedules for Computation of Total Return Quotations for
                  Class B shares 8/
         (b)      Schedules for Computation of Total Return Quotations for
                  Class A and Class Y shares 15/
         (c)      Schedules for Computation of Yield Quotations for Class A,
                  Class B and Class Y shares 15/
         (d)      Schedules for Computation of Total Return Quotations for
                  Class C shares 18/
         (e)      Schedule for Computation of Yield Quotations for Class C
                  shares 18/
(17) and (27) Financial Data Schedule (filed herewith)
(18)     Plan pursuant to Rule 18f-3 23/

-----------------
1/ Incorporated by reference from Registration Statement on Form N-1A, File No. 33-11025, filed December 22, 1986.

2/ Incorporated by reference from Pre-Effective Amendment No. 2, File No. 33-11025, filed March 20, 1987.

3/ Incorporated by reference from Post-Effective Amendment No. 1, File No. 33-11025, filed July 20, 1987.

4/ Incorporated by reference from Post-Effective Amendment No. 3, File No. 33-11025, filed April 29, 1988.

5/ Incorporated by reference from Post-Effective Amendment No. 6, File No. 33-11025, filed November 30, 1989.

6/ Incorporated by reference from Post-Effective Amendment No. 8, File No. 33-11025, filed February 28, 1990.

7/       Incorporated by reference from Post-Effective Amendment
         No. 11, File No. 33-11025, filed October 24, 1990.

8/       Incorporated by reference from Post-Effective Amendment
         No. 13, File No. 33-11025, filed March 1, 1991.

9/ Incorporated by reference from Post-Effective Amendment No. 15, File No. 33-11025, filed May 2, 1991.


10/ Incorporated by reference from Post-Effective Amendment No. 16, File No. 33-11025, filed July 31, 1991.

11/ Incorporated by reference from Post-Effective Amendment No. 17, File No. 33-11025, filed August 26, 1991.

12/ Incorporated by reference from Post-Effective Amendment No. 18, File No. 33-11025, filed September 24, 1991.

13/ Incorporated by reference from Post-Effective Amendment No. 19, File No. 33-11025, filed February 14, 1992.

14/ Incorporated by reference from Post-Effective Amendment No. 20 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed April 1, 1992.

15/ Incorporated by reference from Post-Effective Amendment No. 20, File No. 33-11025, filed February 28, 1992

16/ Incorporated by reference from Post-Effective Amendment No. 21, File No. 33-11025, filed April 30, 1992.

17/ Incorporated by reference from Post-Effective Amendment No. 23, File No. 33-11025, filed December 31, 1992.

18/ Incorporated by reference from Post-Effective Amendment No. 24, File No. 33-11025, filed March 1, 1993.

19/ Incorporated by reference from Post-Effective Amendment No.25, filed March 1, 1994.

20/ Incorporated by reference from Post-Effective Amendment No. 27, File No. 33-11025, filed December 30, 1994.

21/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Declaration of Trust, as amended effective January 28, 1988, March 15, 1989, November 27, 1989, October 15, 1990, October 24, 1990, April 21, 1991, May 1, 1991, July 1,
         1991, September 24, 1991, October 30, 1991, November 18, 1991,
         June 30, 1992, November 17, 1993 and November 10 and 29, 1995, and from Articles II, VII and X of Registrant's By-Laws, as amended March 19, 1991 and September 28, 1994.

22/ Incorporated by reference from Post-Effective Amendment No.31, File No. 33-11025, filed February 26, 1996.


23/ Incorporated by reference from Post-Effective Amendment No. 33, File No. 33-11025, filed August 29, 1996.